United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.


AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
U.S. TREASURY OBLIGATIONS - 10.29%
U.S. TREASURY BILLS - 5.96%
Discount Note, Due 5/5/2005 /\                                                                     $ 21,400        $ 21,264
Discount Note, Due 6/9/2005 /\                                                                       21,800          21,604
                                                                                                                   --------
  TOTAL U.S. TREASURY BILLS                                                                                          42,868
                                                                                                                   --------

U.S. TREASURY BONDS - 1.51%
  7.50%, Due 11/15/2016                                                                               1,055           1,362
  9.125%, Due 5/15/2018                                                                               1,750           2,576
  7.875%, Due 2/15/2021                                                                                 500             688
  6.875%, Due 8/15/2025                                                                               1,580           2,042
  6.25%, Due 5/15/2030                                                                                1,850           2,285
  5.375%, Due 2/15/2031                                                                               1,730           1,935
                                                                                                                   --------
  TOTAL U.S. TREASURY BONDS                                                                                          10,888
                                                                                                                   --------

U.S. TREASURY NOTES - 2.82%
  4.625%, Due 5/15/2006                                                                               2,805           2,860
  3.375%, Due 11/15/2008                                                                              3,500           3,478
  3.875%, Due 5/15/2009                                                                                 500             505
  3.375%, Due 9/15/2009                                                                               2,285           2,256
  5.75%, Due 8/15/2010                                                                                1,700           1,868
  5.00%, Due 2/15/2011                                                                                2,350           2,500
  5.00%, Due 8/15/2011                                                                                1,700           1,809
  4.375%, Due 8/15/2012                                                                               2,000           2,052
  4.75%, Due 5/15/2014                                                                                  400             419
  4.25%, Due 8/15/2014                                                                                2,505           2,528
                                                                                                                   --------
  TOTAL U.S. TREASURY NOTES                                                                                          20,275
                                                                                                                   --------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                      74,031
                                                                                                                   --------

U.S. AGENCY OBLIGATIONS - 4.27%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.30%
  2.375%, Due 2/15/2007                                                                               8,500           8,319
  5.875%, Due 3/21/2011                                                                                 495             534
  4.875%, Due 11/15/2013                                                                                500             516
                                                                                                                   --------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                        9,369
                                                                                                                   --------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.97%
  Discount Note, Due 2/9/2005                                                                         1,390           1,389
  Discount Note, Due 2/10/2005                                                                        4,800           4,797
  2.625%, Due 11/15/2006                                                                              8,500           8,384
  5.125%, Due 1/2/2014                                                                                  595             613
  7.25%, Due 5/15/2030                                                                                  550             727
  6.00%, Due 12/11/2033                                                                               5,275           5,446
                                                                                                                   --------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                        21,356
                                                                                                                   --------
TOTAL U.S. AGENCY OBLIGATIONS                                                                                        30,725
                                                                                                                   --------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.53%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.69%
  Pool # G10084, 6.50%, Due 3/1/2008                                                                    867             899
  Pool # G11202, 6.00%, Due 11/1/2016                                                                   193             202
  Pool # E90777, 5.50%, Due 8/1/2017                                                                    116             120
  Pool # E96536, 5.00%, Due 3/1/2018                                                                  1,298           1,320
  Pool # E01386, 5.00%, Due 6/1/2018                                                                    431             438
  Pool # E97381, 5.50%, Due 6/1/2018                                                                    255             264
  Pool # E01492, 5.50%, Due 10/1/2018                                                                 1,065           1,099

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
  Pool # B12563, 5.00%, Due 2/1/2019                                                                    657             668
  Pool # E01602, 4.50%, Due 3/1/2019                                                                  1,365           1,364
  Pool # C26472, 6.50%, Due 5/1/2029                                                                    151             158
  Pool # C27089, 6.50%, Due 6/1/2029                                                                     25              26
  Pool # C00835, 6.50%, Due 7/1/2029                                                                    421             442
  Pool # G01457, 6.00%, Due 8/1/2029                                                                    197             204
  Pool # G01533, 6.00%, Due 3/1/2033                                                                    991           1,025
  Pool # C01598, 5.00%, Due 8/1/2033                                                                  1,534           1,536
  Pool # A12149, 6.00%, Due 8/1/2033                                                                    906             936
  Pool # C01786, 5.50%, Due 2/1/2034                                                                  2,260           2,305
  Pool # C01796, 5.00%, Due 3/1/2034                                                                  1,885           1,883
  Pool # C01848, 6.00%, Due 6/1/2034                                                                  1,772           1,830
  Pool # A28109, 5.50%, Due 10/1/2034                                                                 1,436           1,464
  Pool # A30948, 5.50%, Due 1/1/2035                                                                  1,149           1,172
                                                                                                                   --------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                       19,355
                                                                                                                   --------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.78%
  Pool # 488099, 5.50%, Due 2/1/2014                                                                    409             423
  Pool # 323789, 6.00%, Due 6/1/2014                                                                    331             347
  Pool # 535846, 6.00%, Due 4/1/2016                                                                    804             842
  Pool # 648511, 6.00%, Due 6/1/2017                                                                    844             884
  Pool # 254545, 5.00%, Due 12/1/2017                                                                 1,653           1,682
  Pool # 555549, 5.00%, Due 6/1/2018                                                                  1,026           1,043
  Pool # 254865, 4.50%, Due 9/1/2018                                                                  2,369           2,371
  Pool # 100292, 10.00%, Due 9/1/2018                                                                   192             212
  Pool # 761337, 5.00%, Due 4/1/2019                                                                    387             393
  Pool # 252211, 6.00%, Due 1/1/2029                                                                    962             994
  Pool # 769018, 6.50%, Due 12/1/2031                                                                   426             446
  Pool # 725706, 6.00%, Due 8/1/2032                                                                    495             516
  Pool # 713999, 5.50%, Due 7/1/2033                                                                    815             831
  Pool # 727223, 5.50%, Due 9/1/2033                                                                  1,393           1,420
  Pool # 749219, 5.50%, Due 10/1/2033                                                                   838             855
  Pool # 555880, 5.50%, Due 11/1/2033                                                                 2,096           2,137
  Pool # 758322, 5.50%, Due 12/1/2033                                                                 1,813           1,848
  Pool # 725238, 5.00%, Due 3/1/2034                                                                  4,495           4,495
  Pool # 765304, 5.50%, Due 3/1/2034                                                                    686             699
  Pool # 255225, 5.50%, Due 6/1/2034                                                                    915             933
  Pool # 255410, 6.50%, Due 9/1/2034                                                                    139             146
  Pool # 725866, 4.50%, Due 9/1/2034                                                                  1,277           1,247
  Pool # 801716, 5.50%, Due 10/1/2034                                                                   900             917
  Pool # 255413, 6.50%, Due 10/1/2034                                                                 1,197           1,253
  Pool # 255460, 6.50%, Due 11/1/2034                                                                   272             285
                                                                                                                   --------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                        27,219
                                                                                                                   --------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.06%
  Pool # 780085, 11.50%, Due 8/15/2018                                                                  164             185
  Pool # 780400, 7.00%, Due 12/15/2025                                                                  177             188
  Pool # 781200, 8.00%, Due 12/15/2025                                                                  205             223
  Pool # 780509, 6.50%, Due 2/15/2027                                                                   270             286
  Pool # 780615, 6.50%, Due 8/15/2027                                                                   327             346
  Pool # 780651, 7.00%, Due 10/15/2027                                                                  373             397
  Pool # 780680, 6.50%, Due 11/15/2027                                                                  829             876
  Pool # 780747, 6.50%, Due 3/15/2028                                                                   324             342
  Pool # 780788, 6.50%, Due 4/15/2028                                                                   357             376
  Pool # 780842, 8.50%, Due 8/20/2028                                                                   202             220

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
  Pool # 780936, 7.50%, Due 12/15/2028                                                                  394             424
  Pool # 781035, 6.50%, Due 5/15/2029                                                                   313             330
  Pool # 781273, 6.00%, Due 4/15/2031                                                                   470             489
  Pool # 781288, 6.50%, Due 5/15/2031                                                                   575             606
  Pool # 781564, 6.00%, Due 2/15/2033                                                                 1,012           1,053
  Pool # 781589, 5.50%, Due 4/15/2033                                                                 1,980           2,034
  Pool # 781603, 5.00%, Due 5/15/2033                                                                 1,027           1,036
  Pool # 616094, 6.00%, Due 11/15/2033                                                                  373             387
  Pool # 781690, 6.00%, Due 12/15/2033                                                                1,150           1,196
  Pool # 003515, 5.50%, Due 2/20/2034                                                                 2,942           3,017
  Pool # 003517, 6.00%, Due 2/20/2034                                                                   802             832
                                                                                                                   --------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                                     14,843
                                                                                                                   --------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                                                                        61,417
                                                                                                                   --------

ASSET-BACKED SECURITIES - 0.52%
Citigroup Commercial Mortgage Trust 2004-C2 A3, 4.38%, Due 10/15/2041                                   760             758
Household Automotive Trust 2004-1 A3, 3.30%, Due 5/18/2009                                            1,300           1,293
Master Asset Securitization Trust 2002-6 2A1, 5.75%, Due 10/25/2017                                     753             757
J P Morgan Chase Commercial Mortgage Securities Corp 2004-CBX A4, 4.529%, Due 11/12/2039                555             558
TXU Electric Delivery Transition 2004-1 A2, 4.81%, Due 11/15/2012                                       350             359
                                                                                                                   --------
  TOTAL ASSET-BACKED SECURITIES                                                                                       3,725
                                                                                                                   --------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.57%
Banc of America Commercial Mortgage, Incorporated 2003-2 A3, 4.342%, Due 3/11/2041                      445             448
Bear Stearns Commercial Mortgage Securities, Incorporated 2004-PWR5 A4, 4.831%, Due 7/11/2042           740             751
Countrywide Home Loan, Incorporated 2004-18 A1, 6.00%, Due 10/25/2034 /\                                775             787
General Electric Capital Commercial Mortgage Corporation 2003-C2 A2, 4.17%, Due 7/10/2037               430             431
General Electric Capital Commercial Mortgage Corporation 2004-C3 A3, 4.865%, Due 7/10/2039              715             732
Morgan Stanley Dean Witter & Company 2003-T11 A2, 4.34%, Due 6/13/2041                                  400             402
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2, 3.989%, Due 6/15/2035                               570             548
                                                                                                                   --------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                                                                       4,099
                                                                                                                   --------

CORPORATE BONDS - 9.98%
BANKS - 1.03%
Banco Popular North America, Incorporated, 4.25%, Due 4/1/2008                                          500             503
Bank One Corporation,
  5.90%, Due 11/15/2011                                                                                 500             538
  4.90%, Due 4/30/2015                                                                                  300             297
Capital One,
  6.875%, Due 2/1/2006                                                                                  800             826
  6.70%, Due 5/15/2008                                                                                  450             485
  5.75%, Due 9/15/2010                                                                                  210             222
  5.125%, Due 2/15/2014                                                                                 450             454
Credit Suisse First Boston, 6.50%, Due 5/1/2008                                                         750             805
Fleet Norstar Financial Group, Incorporated, 8.625%, Due 1/15/2007                                      600             656
ING Bank, NV, 5.125%, Due 5/1/2015, 144A (Note A)                                                       450             464
Inter-American Development Bank, 5.375%, Due 11/18/2008                                               1,280           1,355
Synovus Financial Corporation, 4.875%, Due 2/15/2013                                                    300             301
Washington Mutual Financial Corporation, 6.875%, Due 5/15/2011                                          425             483
                                                                                                                   --------
  TOTAL BANKS                                                                                                         7,389
                                                                                                                   --------

ENERGY - 0.46%
Dominion Resources, Incorporated, 5.00%, Due 3/15/2013 /\                                               210             213
FPL Group, Incorporated, 4.086%, Due 2/16/2007                                                          310             312
Kerr-McGee Corporation, 5.875%, Due 9/15/2006                                                           655             676

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)

Marathon Oil Corporation, 5.375%, Due 6/1/2007                                                          260             269
MidAmerican Energy Holdings Company,
  3.50%, Due 5/15/2008                                                                                  395             387
  5.875%, Due 10/1/2012                                                                                 305             325
Public Service Enterprise Group, Incorporated , 6.95%, Due 6/1/2012                                     380             430
Union Oil Company of California, 7.90%, Due 4/18/2008                                                   100             110
Xcel Energy, Incorporated, 7.00%, Due 12/1/2010                                                         500             564
                                                                                                                   --------
  TOTAL ENERGY                                                                                                        3,286
                                                                                                                   --------

FINANCE - 2.93%
AEGON, N.V., 8.00%, Due 8/15/2006                                                                       300             319
American General Finance Corporation, 5.375%, Due 9/1/2009 /\                                           285             298
Assurant, Incorporated, 5.625%, Due 2/15/2014                                                           315             328
Bear Stearns Companies, Incorporated,
  3.00%, Due 3/30/2006 /\                                                                               500             498
  2.875%, Due 7/2/2008                                                                                  300             289
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013                                                         300             305
Boeing Capital Corporation, 5.40%, Due 11/30/2009                                                       850             893
Bunge Limited Finance Corporation, 7.80%, Due 10/15/2012                                                400             477
Caterpillar Financial Services Corporation, 3.70%, Due 8/15/2008                                        700             694
Cendant Corporation, 6.875%, Due 8/15/2006                                                              990           1,036
Countrywide Home Loan, Incorporated,
  3.50%, Due 12/19/2005                                                                                 800             802
  3.25%, Due 5/21/2008                                                                                  510             497
Ford Motor Credit Company,
  6.50%, Due 1/25/2007                                                                                  375             386
  7.375%, Due 10/28/2009                                                                                410             437
General Electric Capital Corporation, 6.875%, Due 11/15/2010                                            535             603
General Motors Acceptance Corporation,
  6.75%, Due 1/15/2006                                                                                  650             664
  6.125%, Due 8/28/2007 /\                                                                              320             325
  7.25%, Due 3/2/2011                                                                                   410             420
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013                                                 400             399
Household Finance Corporation,
  5.75%, Due 1/30/2007                                                                                1,500           1,558
  6.375%, Due 11/27/2012                                                                                280             311
International Lease Finance Corporation, 6.375%, Due 3/15/2009                                        1,025           1,106
Liberty Mutual Corporation, 7.875%, Due 10/15/2026, 144A (Note A)                                     1,500           1,730
Lincoln National Corporation, 4.75%, Due 2/15/2014                                                      200             197
Merrill Lynch & Company, Incorporated, 5.00%, Due 1/15/2015                                             660             662
Morgan Stanley & Company, Incorporated,
  6.10%, Due 4/15/2006                                                                                  450             464
  4.00%, Due 1/15/2010                                                                                  560             552
PHH Corporation, 6.00%, Due 3/1/2008                                                                    500             525
Prudential Financial, Incorporated,
  3.75%, Due 5/1/2008                                                                                   185             183
  4.50%, Due 7/15/2013                                                                                  400             389
  5.10%, Due 5/20/2014                                                                                  290             294
SLM Corporation,
  3.95%, Due 8/15/2008                                                                                  460             460
  4.00%, Due 1/15/2009                                                                                1,500           1,498
Verizon Global Funding Corporation, 4.375%, Due 6/1/2013 /\                                             400             392
Washington Mutual, Incorporated, 4.625%, Due 4/1/2014                                                   350             340
WellPoint, Incorporated, 144A (Note A)
  3.75%, Due 12/14/2007                                                                                 380             378

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
  5.00%, Due 12/15/2014                                                                                 330             332
                                                                                                                   --------
  TOTAL FINANCE                                                                                                      21,041
                                                                                                                   --------

FOREIGN - 0.38%
Deutsche Telekom International, 8.50%, Due 6/15/2010                                                    280             332
France Telecom SA, 8.50%, Due 3/1/2011                                                                  550             656
Province of Ontario, 3.35%, Due 7/16/2007                                                             1,000             991
Telefonos de Mexico, S.A. de C.V., 5.50%, Due 1/27/2015, 144A (Note A)                                  500             497
United Mexican States, 7.50%, Due 4/8/2033                                                              240             269
                                                                                                                   --------
  TOTAL FOREIGN                                                                                                       2,745
                                                                                                                   --------

INDUSTRIALS - 3.62%
Anheuser Busch Companies, Incorporated, 6.50%, Due 1/1/2028 /\                                          872           1,018
Atlantic Richfield Company, 9.125%, Due 3/1/2011                                                        425             532
Baxter International, Incorporated, 5.25%, Due 5/1/2007                                                 455             468
Cargill, Incorporated, 6.25%, Due 5/1/2006, 144A (Note A)                                             1,000           1,034
Carnival Corporation, 3.75%, Due 11/15/2007                                                             515             513
Comcast Cable Communications, 7.625%, Due 2/15/2008                                                     200             219
Comcast Corporation, 5.50%, Due 3/15/2011                                                               255             269
Conagra Foods, Incorporated,
  7.125%, Due 10/1/2026                                                                                 410             497
  7.00%, Due 10/1/2028                                                                                  600             722
ConocoPhillips, 3.625%, Due 10/15/2007                                                                  425             423
Continental Cablevision, Incorporated, 8.30%, Due 5/15/2006                                             270             285
DaimlerChrysler North America,
  4.75%, Due 1/15/2008                                                                                  720             732
  7.75%, Due 1/18/2011                                                                                1,000           1,156
  6.50%, Due 11/15/2013                                                                                 425             463
John Deere Capital Corporation,
  3.375%, Due 10/1/2007                                                                                 650             643
  4.125%, Due 1/15/2010                                                                                 520             519
Dell Computer Corporation, 6.55%, Due 4/15/2008 /\                                                      400             432
EOG Resources, Incorporated, 4.75%, Due 3/15/2014, 144A (Note A)                                        425             420
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014                                                 350             341
General Motors Corporation, 8.375%, Due 7/15/2033                                                       185             186
Hershey Foods Corporation, 6.95%, Due 3/1/2007                                                        1,000           1,065
Hertz Corporation, 4.70%, Due 10/2/2006                                                                 650             652
Hewlett Packard Company, 5.75%, Due 12/15/2006                                                          470             487
Lockheed Martin Corporation, 7.20%, Due 5/1/2036                                                        600             750
Martin Marietta Material, Incorporated, 6.90%, Due 8/15/2007                                            200             214
MetLife Global Funding I, 3.375%, Due 10/5/2007, 144A (Note A)                                          650             642
Norfolk Southern Corporation, 7.05%, Due 5/1/2037                                                       270             331
Northrop Grumman Corporation,
  4.079%, Due 11/16/2006                                                                                850             855
  7.125%, Due 2/15/2011                                                                                 505             579
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012                                                  400             453
Ocean Energy, Incorporated, 4.375%, Due 10/1/2007                                                       450             455
Pepsi Bottling Group, Incorporated, 7.00%, Due 3/1/2029                                                 650             807
Pulte Homes, Incorporated,
  4.875%, Due 7/15/2009                                                                                 300             303
  5.25%, Due 1/15/2014                                                                                  275             274
Reed Elsevier Capital, Incorporated, 6.125%, Due 8/1/2006                                               615             634
Simon Property Group LP, 6.375%, Due 11/15/2007                                                         400             424
Sprint Capital Corporation,
  6.00%, Due 1/15/2007                                                                                1,230           1,279

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
  8.375%, Due 3/15/2012                                                                                 175             212
  8.75%, Due 3/15/2032                                                                                  275             372
Time Warner, Incorporated, 7.625%, Due 4/15/2031                                                        250             308
Unilever Capital Corporation, 7.125%, Due 11/1/2010                                                   2,000           2,293
Univision Communications, Incorporated, 3.875%, Due 10/15/2008                                          555             549
Wal-Mart Stores, Incorporated, 7.55%, Due 2/15/2030                                                     650             867
Weyerhaeuser Company, 5.95%, Due 11/1/2008                                                              340             361
                                                                                                                   --------
  TOTAL INDUSTRIALS                                                                                                  26,038
                                                                                                                   --------

PHARMACEUTICAL - 0.14%
Amgen, Incorporated, 4.00%, Due 11/18/2009, 144A (Note A)                                               310             308
Schering Plough Corporation, 6.75%, Due 12/1/2033                                                       300             346
Wyeth, 5.50%, Due 2/1/2014                                                                              325             339
                                                                                                                   --------
  TOTAL PHARMACEUTICAL                                                                                                  993
                                                                                                                   --------

TELECOMMUNICATION - 0.88%
America Movil S.A. de C.V., 5.75%, Due 1/15/2015                                                        400             405
AT&T Broadband Corporation, 8.375%, Due 3/15/2013                                                       848           1,048
AT&T Wireless Services, Incorporated,
  7.35%, Due 3/1/2006                                                                                   855             890
  8.125%, Due 5/1/2012                                                                                  900           1,087
  8.75%, Due 3/1/2031                                                                                   265             365
Motorola, Incorporated, 4.608%, Due 11/16/2007                                                          810             822
Verizon Communications, Incorporated, 6.36%, Due 4/15/2006                                              730             753
Verizon Virginia, 4.625%, Due 3/15/2013 /\                                                              500             490
Verizon Wireless Capital, LLC, 5.375%, Due 12/15/2006                                                   420             433
                                                                                                                   --------
  TOTAL TELECOMMUNICATION                                                                                             6,293
                                                                                                                   --------

TRANSPORTATION - 0.37%
CNF Transportation, Incorporated, 8.875%, Due 5/1/2010                                                1,850           2,185
Union Pacific Corporation, 6.50%, Due 4/15/2012                                                         450             503
                                                                                                                   --------
  TOTAL TRANSPORTATION                                                                                                2,688
                                                                                                                   --------

UTILITY - 0.17%
AEP Texas Central Company, 6.65%, Due 2/15/2033                                                         120             136
Appalachian Power Company, 5.95%, Due 5/15/2033                                                         320             335
Consolidated Natural Gas Company, 6.875%, Due 10/15/2026                                                360             426
Southern Company Capital Funding, Incorporated, 5.30%, Due 2/1/2007                                     325             338
                                                                                                                   --------
  TOTAL UTILITY                                                                                                       1,235
                                                                                                                   --------
TOTAL CORPORATE BONDS                                                                                                71,708
                                                                                                                   --------
                                                                                                Shares
                                                                                          ------------------
COMMON STOCK - 60.56%
CONSUMER DISCRETIONARY - 6.33%
HOTELS, RESTAURANTS & LEISURE - 1.20%
Carnival Corporation                                                                                 41,600           2,396
McDonald's Corporation                                                                               44,500           1,441
MGM MIRAGE +                                                                                         45,900           3,296
Yum Brands, Incorporated                                                                             32,200           1,492
                                                                                                                   --------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                                                                 8,625
                                                                                                                   --------

HOUSEHOLD DURABLES  - 1.87%
Centex Corporation                                                                                   93,600           5,739
Fortune Brands, Incorporated                                                                         19,700           1,654
Koninklijke (Royal) Philips Electronics NV                                                          128,531           3,352
Newell Rubbermaid, Incorporated /\                                                                   48,200           1,037

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
Pulte Homes, Incorporated                                                                            24,800           1,639
                                                                                                                   --------
  TOTAL HOUSEHOLD DURABLES                                                                                           13,421
                                                                                                                   --------

LEISURE EQUIPMENT & PRODUCTS  - 0.78%
Eastman Kodak Company                                                                                79,900           2,644
Mattel, Incorporated                                                                                151,200           2,941
                                                                                                                   --------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                                                                  5,585
                                                                                                                   --------

MEDIA - 0.21%
Interpublic Group Companies, Incorporated +/\                                                       116,600           1,522
                                                                                                                   --------
  TOTAL MEDIA                                                                                                         1,522
                                                                                                                   --------

MULTILINE RETAIL - 2.04%
Federated Department Stores, Incorporated                                                            50,900           2,891
May Department Stores Company                                                                        63,100           2,139
Sears, Roebuck, & Company /\                                                                        129,300           6,498
Target Corporation                                                                                   62,300           3,163
                                                                                                                   --------
  TOTAL MULTILINE RETAIL                                                                                             14,691
                                                                                                                   --------

TEXTILES & APPAREL  - 0.23%
Liz Claiborne, Incorporated                                                                          39,800           1,669
                                                                                                                   --------
  TOTAL TEXTILES & APPAREL                                                                                            1,669
                                                                                                                   --------
TOTAL CONSUMER DISCRETIONARY                                                                                         45,513
                                                                                                                   --------

CONSUMER STAPLES - 5.91%
FOOD & DRUG RETAILING - 0.37%
Albertson's, Incorporated                                                                            61,000           1,396
Safeway, Incorporated +                                                                              67,200           1,267
                                                                                                                   --------
  TOTAL FOOD & DRUG RETAILING                                                                                         2,663
                                                                                                                   --------

FOOD PRODUCTS - 2.28%
Anheuser Busch Companies, Incorporated                                                               14,400             708
Conagra, Incorporated                                                                               134,900           3,980
Dean Foods Company +                                                                                 86,300           3,040
General Mills, Incorporated                                                                          35,200           1,865
Kraft Foods, Incorporated                                                                            78,900           2,681
Sara Lee Company                                                                                    112,774           2,648
Unilever plc, ADR                                                                                    39,200           1,502
                                                                                                                   --------
  TOTAL FOOD PRODUCTS                                                                                                16,424
                                                                                                                   --------

TOBACCO - 3.26%
Altria Group, Incorporated                                                                          174,400          11,132
Gallaher Group plc, ADR                                                                              42,400           2,493
Imperial Tobacco Group plc, ADR                                                                      94,800           5,043
UST, Incorporated                                                                                    94,500           4,787
                                                                                                                   --------
  TOTAL TOBACCO                                                                                                      23,455
                                                                                                                   --------
TOTAL CONSUMER STAPLES                                                                                               42,542
                                                                                                                   --------

ENERGY - 5.82%
ENERGY EQUIPMENT & SERVICES - 0.63%
Duke Energy Corporation                                                                             169,900           4,552
                                                                                                                   --------
  TOTAL ENERGY EQUIPMENT & SERVICES                                                                                   4,552
                                                                                                                   --------

OIL & GAS  - 5.19%
BP plc, ADR                                                                                          80,380           4,792

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
ChevronTexaco Corporation                                                                            93,028           5,061
ConocoPhillips                                                                                      123,388          11,449
Devon Energy Corporation                                                                             80,800           3,286
Kerr-McGee Corporation                                                                               29,200           1,803
Occidental Petroleum Corporation                                                                    112,400           6,562
Petro-Canada                                                                                         25,800           1,332
Valero Energy Corporation                                                                            58,900           3,065
                                                                                                                   --------
  TOTAL OIL & GAS                                                                                                    37,350
                                                                                                                   --------
TOTAL ENERGY                                                                                                         41,902
                                                                                                                   --------

FINANCIALS - 18.68%
BANKS  - 5.66%
Bank of America Corporation                                                                         281,318          13,045
Comerica, Incorporated                                                                               23,300           1,348
Federal Home Loan Mortgage Corporation                                                               59,700           3,898
KeyCorp Limited                                                                                      88,500           2,958
PNC Financial Services Group, Incorporated                                                           34,678           1,868
U. S. Bancorp, Incorporated                                                                          99,260           2,983
UnionBanCal Corporation                                                                              10,500             646
Wachovia Corporation                                                                                 59,300           3,253
Washington Mutual, Incorporated                                                                     180,700           7,291
Wells Fargo & Company                                                                                56,600           3,469
                                                                                                                   --------
  TOTAL BANKS                                                                                                        40,759
                                                                                                                   --------

DIVERSIFIED FINANCIALS - 5.89%
Bear Stearns Companies, Incorporated                                                                 24,200           2,446
CIT Group, Incorporated                                                                              30,700           1,239
Citigroup, Incorporated                                                                             235,042          11,529
Federal National Mortgage Association                                                                35,600           2,299
Goldman Sachs Group, Incorporated                                                                    20,500           2,211
MBNA Corporation                                                                                     99,500           2,645
Merrill Lynch & Company, Incorporated                                                                39,900           2,397
J P Morgan Chase & Company                                                                          231,034           8,624
Morgan Stanley & Company, Incorporated                                                               53,500           2,994
Principal Financial Group, Incorporated                                                              67,600           2,743
SLM Corporation                                                                                      64,900           3,257
                                                                                                                   --------
  TOTAL DIVERSIFIED FINANCIALS                                                                                       42,384
                                                                                                                   --------

INSURANCE - 6.60%
Ace Limited                                                                                          67,600           2,934
Allstate Corporation                                                                                138,100           6,966
American International Group, Incorporated                                                           31,700           2,101
AON Corporation                                                                                      58,300           1,326
Assurant, Incorporated                                                                               45,900           1,493
Conseco, Incorporated +                                                                              71,600           1,364
Hartford Financial Services Group, Incorporated                                                      20,600           1,386
Loews Corporation                                                                                    28,100           1,911
MetLife, Incorporated                                                                               212,580           8,450
MGIC Investments Corporation                                                                         42,600           2,722
Prudential Financial, Incorporated                                                                   84,500           4,555
The St. Paul Travelers Companies, Incorporated                                                      153,800           5,774
WellPoint, Incorporated +                                                                            34,100           4,143
XL Capital Limited                                                                                   31,800           2,378
                                                                                                                   --------
  TOTAL INSURANCE                                                                                                    47,503
                                                                                                                   --------

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
REAL ESTATE - 0.53%
Equity Office Properties Trust                                                                      137,000           3,834
                                                                                                                   --------
  TOTAL REAL ESTATE                                                                                                   3,834
                                                                                                                   --------
TOTAL FINANCIALS                                                                                                    134,480
                                                                                                                   --------

HEALTH CARE - 4.30%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.41%
Baxter International, Incorporated                                                                   88,200           2,978
                                                                                                                   --------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                                              2,978
                                                                                                                   --------

HEALTH CARE PROVIDERS & SERVICES - 1.43%
Aetna, Incorporated +                                                                                19,100           2,427
Cigna Corporation                                                                                    27,900           2,239
HCA, Incorporated                                                                                    62,600           2,787
Health Net, Incorporated +                                                                           50,100           1,457
Tenet Healthcare Corporation +                                                                      142,300           1,413
                                                                                                                   --------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                                                             10,323
                                                                                                                   --------

PHARMACEUTICALS - 2.46%
Bristol-Myers Squibb Company                                                                        195,700           4,587
Merck & Company, Incorporated                                                                        82,600           2,317
Pfizer, Incorporated                                                                                239,800           5,793
Schering Plough Corporation                                                                         164,000           3,044
Wyeth                                                                                                49,800           1,974
                                                                                                                   --------
  TOTAL PHARMACEUTICALS                                                                                              17,715
                                                                                                                   --------
TOTAL HEALTH CARE                                                                                                    31,016
                                                                                                                   --------

INDUSTRIALS - 7.77%
AEROSPACE & DEFENSE - 2.67%
Boeing Company                                                                                      106,200           5,374
Honeywell International, Incorporated                                                                72,400           2,605
Lockheed Martin Corporation                                                                          56,400           3,260
Raytheon Company                                                                                     79,900           2,988
Textron, Incorporated                                                                                38,200           2,750
United Technologies Corporation                                                                      22,100           2,225
                                                                                                                   --------
  TOTAL AEROSPACE & DEFENSE                                                                                          19,202
                                                                                                                   --------

COMMERCIAL SERVICES & SUPPLIES  - 1.45%
Cendant Corporation                                                                                 327,900           7,722
Waste Management, Incorporated                                                                       92,907           2,695
                                                                                                                   --------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                               10,417
                                                                                                                   --------

ELECTRICAL EQUIPMENT - 0.99%
American Power Conversion Corporation                                                                81,400           1,731
Emerson Electrical Company                                                                           79,800           5,366
                                                                                                                   --------
  TOTAL ELECTRICAL EQUIPMENT                                                                                          7,097
                                                                                                                   --------

INDUSTRIAL CONGLOMERATES - 0.97%
Tyco International Limited                                                                          193,501           6,993
                                                                                                                   --------
  TOTAL INDUSTRIAL CONGLOMERATES                                                                                      6,993
                                                                                                                   --------

MACHINERY - 0.69%
Caterpillar, Incorporated                                                                            28,800           2,566
ITT Industries, Incorporated                                                                         28,400           2,422
                                                                                                                   --------
  TOTAL MACHINERY                                                                                                     4,988
                                                                                                                   --------

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
TRANSPORTATION - 1.00%
Burlington Northern Santa Fe Corporation                                                             59,400           2,862
CSX Corporation                                                                                     108,000           4,317
                                                                                                                   --------
  TOTAL TRANSPORTATION                                                                                                7,179
                                                                                                                   --------
TOTAL INDUSTRIALS                                                                                                    55,876
                                                                                                                   --------

INFORMATION TECHNOLOGY - 3.68%
COMMUNICATIONS EQUIPMENT  - 0.20%
Nokia Corporation, ADR                                                                               96,000           1,467
                                                                                                                   --------
  TOTAL COMMUNICATIONS EQUIPMENT                                                                                      1,467
                                                                                                                   --------

COMPUTERS & PERIPHERALS  - 1.35%
Hewlett Packard Company                                                                             240,400           4,710
International Business Machines Corporation                                                          53,600           5,007
                                                                                                                   --------
  TOTAL COMPUTERS & PERIPHERALS                                                                                       9,717
                                                                                                                   --------

IT CONSULTING & SERVICES - 1.34%
Computer Sciences Corporation +                                                                      61,500           3,168
Electronic Data Systems Corporation                                                                 302,800           6,486
                                                                                                                   --------
  TOTAL IT CONSULTING & SERVICES                                                                                      9,654
                                                                                                                   --------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.19%
Freescale Semiconductor, Incorporated +                                                              81,800           1,399
                                                                                                                   --------
  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                                                            1,399
                                                                                                                   --------

SOFTWARE - 0.60%
Computer Associates International, Incorporated                                                     158,300           4,304
                                                                                                                   --------
  TOTAL SOFTWARE                                                                                                      4,304
                                                                                                                   --------
TOTAL INFORMATION TECHNOLOGY                                                                                         26,541
                                                                                                                   --------

MATERIALS - 3.98%
CHEMICALS - 2.32%
Air Products & Chemicals, Incorporated                                                               35,400           2,085
E. I. du Pont de Nemours & Company                                                                   30,600           1,455
Eastman Chemical Company /\                                                                          30,000           1,625
Hercules, Incorporated +                                                                            139,900           2,030
Imperial Chemical Industries plc, ADR                                                                91,300           1,625
Lyondell Chemical Company                                                                           150,100           4,416
The Mosaic Company +/\                                                                               89,200           1,472
PPG Industries, Incorporated                                                                         28,500           1,960
                                                                                                                   --------
  TOTAL CHEMICALS                                                                                                    16,668
                                                                                                                   --------

METALS & MINING - 0.59%
Alcoa, Incorporated                                                                                 144,796           4,273
                                                                                                                   --------
  TOTAL METALS & MINING                                                                                               4,273
                                                                                                                   --------

PAPER & FOREST PRODUCTS - 1.07%
International Paper Company                                                                          58,200           2,279
Sappi Limited, ADR                                                                                  220,700           2,845
UPM Kymmene Corporation, ADR                                                                         56,500           1,193
Weyerhaeuser Company                                                                                 22,600           1,410
                                                                                                                   --------
  TOTAL PAPER & FOREST PRODUCTS                                                                                       7,727
                                                                                                                   --------
TOTAL MATERIALS                                                                                                      28,668
                                                                                                                   --------

AMERICAN AADVANTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                 Par Amount          Value
                                                                                                 -----------         -----
                                                                                                    (dollars in thousands)
TELECOMMUNICATION SERVICES - 0.50%
Alltel Corporation                                                                                   11,500             633
Verizon Communications, Incorporated                                                                 83,228           2,962
                                                                                                                   --------
TOTAL TELECOMMUNICATION SERVICES                                                                                      3,595
                                                                                                                   --------

UTILITIES - 3.59%
ELECTRIC UTILITIES - 3.59%
American Electric Power Company, Incorporated                                                       140,600           4,956
CenterPoint Energy, Incorporated                                                                    132,600           1,492
DTE Energy Company                                                                                   24,100           1,056
Entergy Corporation                                                                                  63,900           4,442
FirstEnergy Corporation                                                                              70,800           2,815
Florida Power and Light Group, Incorporated                                                          60,000           4,599
General Electric Company                                                                             80,000           2,890
Public Service Enterprise Group, Incorporated /\                                                     26,200           1,382
Reliant Resources, Incorporated +                                                                    76,556             953
Teco Energy, Incorporated                                                                            76,900           1,231
                                                                                                                   --------
TOTAL UTILITIES                                                                                                      25,816
                                                                                                                   --------
TOTAL COMMON STOCK                                                                                                  435,949
                                                                                                                   --------

SHORT-TERM INVESTMENTS - 18.66%                                                               Par Amount
                                                                                          ------------------
UNITED STATES TREASURY BILLS - 0.60%
  2.185%, Due 3/10/2005 (Note B)                                                                    $ 4,325           4,315
                                                                                                                   --------
  TOTAL UNITED STATES TREASURY BILLS                                                                                  4,315
                                                                                                                   --------
                                                                                                Shares
                                                                                          ------------------
OTHER SHORT-TERM INVESTMENTS - 18.06%
American AAdvantage Money Market Select Fund (Note C)                                            56,700,853          56,701
AMR Investments Enhanced Cash Business Trust (Note C)                                            73,288,780          73,289
                                                                                                                   --------
   TOTAL OTHER SHORT-TERM INVESTMENTS                                                                               129,990
                                                                                                                   --------
TOTAL SHORT-TERM INVESTMENTS                                                                                        134,305
                                                                                                                   --------

TOTAL INVESTMENTS - 113.38% (COST $704,143) (NOTE D)                                                                815,959
                                                                                                                   --------

LIABILITIES, NET OF OTHER ASSETS - (13.38%)                                                                         (96,262)
                                                                                                                   --------

TOTAL NET ASSETS - 100%                                                                                           $ 719,697
                                                                                                                  =========


(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $5,805 or 0.81% of net assets.

(B) At January 31, 2005, security held as collateral for open futures contracts.

(C) The Fund/Trust is affiliated by having the same investment advisor.

(D) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $711,068 and the net unrealized appreciation of investments based on that cost is $104,891 which is comprised of $114,798 aggregate gross unrealized appreciation and $9,907 aggregate gross unrealized depreciation.

/\- All or a portion of this security is on loan at January 31, 2005. See
Note 4.

+- Non-income producing security.

Schedule of Futures Contracts
(dollars in $000's)
                                                              Unrealized
                                                   Market     Appreciation/
                     Expiration    Contracts       Value      Depreciation
                     ----------    ---------    ----------    ------------
S&P 500 Index        March 2005    117          $34,565       $(467)
Emini S&P 500 Index  March 2005    113          $ 6,677       $ (96)
                                                --------------------------
Total                                           $41,241       $(563)
                                                ==========================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                            Shares        Value
                                                        -----------    --------
                                                         (dollars in thousands)
STOCKS - 91.39%
BRAZIL - 9.94%
BRAZIL PREFERRED STOCK - 6.00%
 All America Latina Logistica S.A.                            4,100     $  110
 Banco Bradesco S.A.                                         19,435        483
 Banco Bradesco S.A., ADR +                                  16,971        417
 Banco Bradesco S.A., Receipts                                  817          8
 Banco Itau Holding Financeira S.A.                             571         85
 Banco Itau Holding Financeira S.A., ADR +                    9,986        747
 Brasil Telecom Participacoes S.A., ADR +                     8,500        277
 Braskem S.A. +                                           2,111,000         94
 Braskem S.A., ADR +                                          2,200         99
 Companhia de Tecidos Norte de Minas +                    2,518,500        263
 Companhia Energetica de Minas Gerais +                  23,058,210        511
 Companhia Vale do Rio Doce +                                 1,876         47
 Companhia Paranaense de Energia +                       52,728,300        233
 Duratex S.A. +                                           3,641,700        165
 Empresa Brasileira de Aeronautica S.A. (Embraer), ADR +     14,540        463
 Petrol Brasileiro S.A., +                                      865         31
 Petroleo Brasileiro S.A., ADR                               20,716        743
 Telecomunicacoes Brasileiras S.A., ADR                      10,310        287
 Telemar Norte Leste S.A. +                                   5,800        132
 Telemig Celular Participacoes S.A. +                   107,436,900        146
 Telesp Celular Participacoes S.A. +                    150,181,308        372
 Telesp Celular Participacoes S.A., ADR +                    31,737        197
 Telesp - Telecommunicacoes de Sao Paulo S.A. +           9,159,800        175
 TIM Participacoes S.A., ADR                                  8,666        123
 Usinas Siderurgicas de Minas Gerais S.A. +                   4,900        100
                                                                        ------
     TOTAL BRAZIL PREFERRED STOCK                                        6,308
                                                                        ------

BRAZIL COMMON STOCK - 3.94%
 CPFL Energia S.A. +                                         15,000        101
 Companhia de Saneamento Basico do Estado de Sao Paulo +  4,641,100        246
 Companhia de Saneamento Basico do Estado de Sao Paulo,
   ADR +/\                                                    6,300         83
 Companhia Energetica de Minas Gerais, ADR +                  3,900         87
 Companhia Paranaense de Energia +                        5,015,000         19
 Companhia Siderurgica Nacional S.A. +                        6,000        121
 Companhia Siderurgica Nacional S.A., ADR                    12,400        251
 Companhia Vale do Rio Doce, ADR                             40,764      1,026
 Grendene S.A. +                                              4,800         54
 Petroleo Brasileiro S.A., ADR                               46,902      1,907
 Unibanco - Uniao de Bancos Brasileiros S.A., GDR +           1,720         53
 Votorantim Celulose e Papel S.A., ADR  +                    13,075        191
                                                                        ------
   TOTAL BRAZIL COMMON STOCK                                             4,139
                                                                        ------
   TOTAL BRAZIL                                                         10,447
                                                                        ------

CHILE COMMON STOCK - 0.57%
 Banco Santander-Chile S.A., ADR                              5,900        191
 Grupo Enersis SA, ADR +                                     50,700        406
                                                                        ------
   TOTAL CHILE COMMON STOCK                                                597
                                                                        ------

CHINA COMMON STOCK - 2.11%
 China Mobile (Hong Kong) Limited                           444,100      1,395
 China Mobile (Hong Kong) Limited, ADR                        6,200         98
 China Petroleum & Chemical Corporation                     458,000        184
 China Resource Power Holdings Company Limited              108,000         52
 China Telecom Corporation Limited                          473,600        177
 Chunghwa Telecom Company Limited, ADR /\                     4,300         93
 Tom Online, Incorporated +                                 246,000         37

AMERICAN AADVANTAGE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                              Shares       Value
                                                           ----------    --------
                                                           (dollars in thousands)
 TPV Technology Limited                                       301,000        184
                                                                           -----
   TOTAL CHINA COMMON STOCK                                                2,220
                                                                           -----

EGYPT COMMON STOCK - 1.32%
 Commercial International Bank, GDR, 144A (Note A)             31,000        244
 Eastern Tobacco Company                                        8,011        247
 Egyptian Company for Mobile Services (MobiNil) +              21,103        608
 Orascom Construction Industries S.A.E. +                      17,126        292
                                                                           -----
   TOTAL EGYPT COMMON STOCK                                                1,391
                                                                           -----

HONG KONG COMMON STOCK - 3.65%
 Asia Aluminum Holdings Limited                             1,112,000        113
 Beijing Enterprises Holdings                                  49,000         76
 Brilliance China Automotive Holdings Limited                 386,000         68
 China Lee Insurance Company Limited +                        302,000        201
 China Ping'an Insurance Company Limited +/\                  126,000        210
 China Resources Enterprises Limited                          213,900        314
 Denway Motors Limited                                        689,600        255
 Dynasty Fine Wines Group Limited +                            18,000          7
 Fountain Set (Holdings) Limited /\                           173,000        109
 Foxconn International Holdings Limited +                     258,000        130
 Global Bio-chem Technology Group Company Limited             241,000        172
 Gome Electrical Appliances Holdings Limited +                159,000        153
 The Grande Holdings Limited                                   71,000         64
 Hainan Meilan Airport Company Limited                         89,000         66
 Hopewell Highway Infrastructure Limited                      199,000        151
 Kingboard Chemical Holdings Limited /\                        72,000        160
 Lianhua Supermarket Holdings Company Limited +                76,000         87
 Moulin International Holdings Limited                         74,000         58
 Norstar Founders                                             206,000         48
 Qingling Motors Company Limited                              582,000         87
 Shandong International Power Development Company Limited + 1,481,800        437
 Shanghai Industrial Holdings Limited                         160,500        353
 Shougang Concord Century Holdings Limited                    375,000         35
 Sinopec Yizheng Chemical Fibre Company Limited /\            801,500        147
 Sinotrans Limited                                            153,000         50
 Victory City International Holdings Limited                  137,000         51
 Wumart Stores, Incorporated +                                 37,000         59
 Yanzhou Coal Mining Company Limited                          122,000        175
                                                                           -----
   TOTAL HONG KONG COMMON STOCK                                            3,836
                                                                           -----

HUNGARY COMMON STOCK - 0.90%
 Gedeon Richter Rt.                                             3,211        421
 Magyar Olaj-es Gazipari Reszvenytarsasag                         919         61
 Magyar Tavkozlesi Rt.                                         99,000        460
                                                                           -----
   TOTAL HUNGARY COMMON STOCK                                                942
                                                                           -----

INDIA COMMON STOCK - 7.31%
 ABB Limited                                                    6,000        134
 Aventis Pharma Limited                                         3,000         87
 Bharat Electronics Limited +                                  20,000        345
 Bharat Petroleum Corporation Limited                          37,133        361
 CIPLA +                                                       25,250        166
 Container Corporation                                          6,500        125
 Doctor Reddy's Laboratories Limited                            2,700         46
 Doctor Reddy's Laboratories Limited, ADR                      21,900        370
 GAIL (India) Limited                                          21,900        115
 GAIL (India) Limited, GDR, 144A (Note A)                       9,000        285
 GlaxoSmithKline Pharmaceutical Limited                         6,000         97

AMERICAN AADVANTAGE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                         ----------    --------
                                                         (dollars in thousands)
 Grasim Industries Limited                                      500         15
 Gujarat Ambuja Cements Limited, GDR                         10,000        103
 HDFC Bank Limited                                           10,500        136
 Hero Honda Motors Limited                                   16,000        197
 Hindalco Industries Limited                                  4,000        119
 Hindalco Industries Limited, GDR, 144A (Note A)             15,400        456
 Hindustan Lever Limited                                    132,498        485
 Housing Development Finance Corporation Limited              9,700        173
 ICICI Bank Limited +                                        47,000        390
 ICICI Bank Limited, ADR                                      1,200         24
 Industrial Development Bank of India Limited                49,000        123
 Infosys Technologies Limited                                 6,500        308
 ITC Limited                                                  2,600         81
 ITC Limited, GDR                                             1,500         46
 Mahanagar Telephone Nigam Limited                          218,070        711
 Mahindra & Mahindra Limited                                 12,500        155
 Oil and Natural Gas Corporation Limited                     24,500        460
 Reliance Industries Limited                                 66,105        807
 Siemens India Limited                                        1,800         56
 State Bank of India, GDR, 144A (Note A)                     11,800        440
 Steel Authority of  India Limited +                        105,000        154
 Wipro Limited                                                7,000        113
                                                                         -----
   TOTAL INDIA COMMON STOCK                                              7,683
                                                                         -----

INDONESIA COMMON STOCK - 2.72%
 Bank Central Asia +                                        552,000        173
 Bank Internasional Indonesia +                           2,885,500         63
 Bumi Resources Tbk +                                     2,270,500        228
 Hindustan Petroleum Corporation Limited                     47,800        396
 PT Astra Agro Lestari Tbk                                  122,100         40
 PT Bank Mandiri                                          1,436,000        304
 PT Bank Rakyat Indonesia                                   664,500        199
 PT Gudang Garam Tbk                                        271,500        499
 PT Indocement Tunggal Prakarsa Tbk +                       432,500        163
 PT Indofood Sukses Makmur Tbk                            3,212,800        304
 PT Telekomunikasi Indonesia Tbk +                          931,000        486
                                                                         -----
   TOTAL INDONESIA COMMON STOCK                                          2,855
                                                                         -----

ISRAEL COMMON STOCK - 0.76%
 Bank Hapoalim Limited                                       48,480        175
 Check Point Software Technologies +                         18,590        451
 Supersol Limited                                            68,500        174
                                                                         -----
   TOTAL ISRAEL COMMON STOCK                                               800
                                                                         -----

MALAYSIA COMMON STOCK - 2.50%
 Bandar Raya Developments Berhad                            130,000         67
 Commerce Asset-Holding Berhad                               84,000        106
 Gamuda Berhad                                              298,500        432
 Genting Berhad                                              76,300        402
 Kuala Lumpur Kepong Berhad                                  87,500        157
 Magnum Corporation Berhad                                  172,000        104
 MK Land Holdings Berhad                                    247,200        119
 Proton Holdings Berhad +                                    38,500         86
 Resorts World Berhad                                       107,600        286
 Sime Darby Berhad                                          282,300        476
 SP Setia Berhad                                            113,499        132
 Tenaga Nasional Berhad                                      65,000        183
 YTL Corporation Berhad                                      54,000         80
                                                                         -----
   TOTAL MALAYSIA COMMON STOCK                                           2,630
                                                                         -----

AMERICAN AADVANTAGE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                         ----------    --------
                                                         (dollars in thousands)
MEXICO COMMON STOCK - 7.64%
 America Movil, S.A. de C.V., ADR                            28,755      1,526
 Cemex, S.A. de C.V.                                         35,047        263
 Cemex, S.A. de C.V., ADR                                     5,833        219
 Coca-Cola Femsa, S.A. de C.V., ADR                          31,375        814
 Consorcio Ara, S.A. de C.V. +                                  900          3
 Controladora Commercial Mexicana, S.A. de C.V. +           322,400        355
 Desc, S.A. de C.V.                                         525,500        143
 Embotelladoras Arca, S.A. de C.V.                            7,000         15
 Fomento Economico Mexicano, S.A. de C.V., ADR                3,400        183
 Grupo Continential, S.A.                                   141,750        259
 Grupo Financiero Banorte, S.A. de C.V.                      23,620        152
 Grupo Televisa, S.A., ADR                                   15,300        900
 Kimberly-Clark de Mexico, S.A. de C.V.                     205,220        670
 Telefonos de Mexico, S.A. de C.V., ADR                      35,778      1,333
 Wal-Mart de Mexico, S.A. de C.V. +                         304,221      1,051
 Wal-Mart de Mexico, S.A. de C.V., ADR                        4,062        140
                                                                         -----
   TOTAL MEXICO COMMON STOCK                                             8,026
                                                                         -----

MOROCCO  - 0.15%
 Banque Maroc du Commerce Exterieur +                         2,600        156
                                                                         -----
   TOTAL MOROCCO                                                           156
                                                                         -----

PHILIPPINES COMMON STOCK - 0.31%
 ABS-CBN Broadcasting Corporation +                         215,800         71
 Bank of the Philippine Islands                             163,536        174
 Manila Electric Company +                                  177,000         85
                                                                         -----
   TOTAL PHILIPPINES COMMON STOCK                                          330
                                                                         -----

POLAND COMMON STOCK - 2.05%
 Agora SA +                                                  10,658        194
 Bank Przemyslowo-Handlowy SA                                   997        157
 KGHM Polska Miedz SA +                                      17,294        153
 Powszechna Kasa Oszcz?dno?ci Bank Polski +                  59,136        503
 Telekomunikacja Polska SA                                  113,775        712
 Telekomunikacja Polska SA, GDR                              67,400        423
 Telekomunikacja Polska SA, GDR, 144A (Note A)                1,500          9
                                                                         -----
   TOTAL POLAND COMMON STOCK                                             2,151
                                                                         -----

RUSSIA - 4.37%
RUSSIA PREFERRED STOCK - 0.35%
 Uralsvyazinform, ADR                                        13,000         97
 Vimpel Communications, ADR +                                 4,200        152
 VolgaTelecom, ADR                                           17,000        116
                                                                         -----
   TOTAL RUSSIA PREFERRED STOCK                                            365
                                                                         -----

RUSSIA COMMON STOCK - 4.02%
 JSC Surgutneftegaz, ADR                                      9,811        372
 LUKOIL Oil Company, ADR                                     14,877      1,849
 Highland Gold Mining Limited                                35,300        135
 Mobile Telesystems, ADR +                                   19,600        705
 Mobile Telesystems, GDR, 144A (Note A) +                     7,200        260
 RAO Gazprom +                                               23,100        808
 RAO Gazprom, ADR                                             2,200         77
 Peter Hambro Mining plc +                                    1,348         15
                                                                         -----
   TOTAL RUSSIA COMMON STOCK                                             4,221
                                                                         -----
 TOTAL RUSSIA                                                            4,586
                                                                         -----

AMERICAN AADVANTAGE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                         ----------    --------
                                                         (dollars in thousands)
SINGAPORE  - 0.19%
 Total Access Communications +/\                             53,000        195
                                                                        ------
   TOTAL SINGAPORE                                                         195
                                                                        ------

SOUTH AFRICA COMMON STOCK - 12.80%
 African Bank Investments Limited                           200,900        563
 African Life Assurance Company Limited                      84,821        270
 Alexander Forbes Limited                                    59,475        111
 Anglo American plc                                          21,594        501
 Anglo American Platinum Corporation Limited                  6,000        216
 Aveng Limited                                              235,100        445
 Avi Limited                                                 37,400        149
 Barloworld Limited                                          19,300        334
 Bidvest Group Limited                                       32,104        429
 Edgars Consolidated Stores                                   8,700        435
 Harmony Gold Mining Company Limited                         41,729        342
 Harmony Gold Mining Company Limited, ADR                    18,487        150
 Illovo Sugar Limited                                       132,500        188
 Impala Platinum Holdings Limited                             8,857        738
 Imperial Holdings Limited                                    5,335         90
 Kumba Resources Limited +                                   33,500        296
 Lewis Group Limited +                                       53,900        335
 Massmart Holdings Limited                                   55,000        384
 Network Healthcare Holdings Limited                        127,800        110
 MTN Group Limited                                          135,740      1,019
 Nampak Limited                                             212,300        542
 Nedcor Limited                                              83,286      1,012
 Old Mutual                                                 207,175        492
 Sanlam Limited +                                           306,600        646
 Sappi Limited                                               47,400        606
 Sasol Limited                                               32,200        650
 Shoprite Holdings Limited                                  172,300        384
 Standard Bank Group Limited +                               64,091        693
 Steinhoff International Holdings Limited                   352,079        779
 Telkom South Africa Limited                                 21,400        387
 The Tongaat-Hulett Group Limited                            15,416        154
                                                                        ------
   TOTAL SOUTH AFRICA COMMON STOCK                                      13,450
                                                                        ------

SOUTH KOREA  - 15.07%
SOUTH KOREA PREFERRED STOCK - 0.48%
 Daishin Securities Company Limited +                         6,880         68
 Hyundai Motor Company                                        3,200        105
 Samsung Electronics Company Limited +                        1,070        334
                                                                        ------
    TOTAL SOUTH KOREA PREFERRED STOCK                                      507
                                                                        ------

SOUTH KOREA COMMON STOCK  - 14.59%
 Cheil Communications, Incorporated                             133         20
 Cheil Industries, Incorporated                              13,860        214
 CJ Corporation                                               4,230        275
 Daishin Securities Company Limited                           7,540        114
 Doosan Heavy Industries and Construction Limited            15,130        174
 Handsome Corporation                                        12,440        116
 Hankook Tire Company Limited                                46,290        534
 Hyundai Department Store Company Limited                     5,230        193
 Hyundai Development Company                                 12,330        221
 Hyundai Mobis                                                8,580        587
 Hyundai Motor Company Limited                               11,880        675
 Industrial Bank of Korea                                    33,640        272
 INI Steel Company                                            7,870         98

AMERICAN AADVANTAGE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                         ----------    --------
                                                         (dollars in thousands)
 Kangwon Land Incorporated                                   36,001        449
 Kia Motors Corporation                                      22,750        280
 Kookmin Bank +                                              12,371        534
 Kookmin Bank, ADR +                                          6,800        295
 Korea Electric Power Corporation                            45,130      1,224
 Korea Electric Power Corporation, ADR /\                     4,800         66
 KT Corporation, ADR                                         31,700        687
 KT&G Corporation                                             9,380        288
 LG Chemical                                                  9,510        360
 LG Construction Company                                      6,540        182
 LG Electronics, Incorporated                                 3,700        255
 LG Household and Health Care Limited                         6,620        192
 LG Investment and Securities Company Limited +              33,270        325
 POSCO                                                        3,080        561
 Pusan Bank                                                  19,460        148
 Samsung Corporation                                          7,400        104
 Samsung Electro Mechanics Company Limited                   19,760        493
 Samsung Electronics Company Limited                          5,290      2,556
 Samsung Fire & Marine Insurance Company Limited              7,400        578
 Samsung SDI Company Limited                                 10,980      1,196
 Shinhan Financial Group Company Limited                     14,950        376
 SK Telecom Company Limited, ADR                              4,800         96
 SK Telecom Company Limited                                   1,850        323
 Tong Yang Confectionery Corporation                          2,290        276
                                                                       -------
   TOTAL SOUTH KOREA COMMON STOCK                                       15,337
                                                                       -------
 TOTAL SOUTH KOREA                                                      15,844
                                                                       -------

TAIWAN COMMON STOCK - 10.68%
 Accton Technology Corporation +                            162,396         72
 Acer, Incorporated                                          90,518        142
 Advanced Semiconductor Engineering, Incorporated +         227,000        155
 Asia Optical Company, Incorporated                          55,071        329
 Asustek Computer, Incorporated                             186,737        504
 Benq Corporation                                           206,000        230
 Catcher Technology Company Limited                          38,000        123
 Cathay Financial Holding Company Limited                   102,000        200
 Cheng Shin Industries                                       76,216         92
 China Motor Company                                        203,000        249
 Chinatrust Financial Holding Company Limited               212,827        239
 Compal Electronics, Incorporated                           835,026        786
 CTCI Corporation                                           164,552         96
 CyberLink Corporation                                       18,837         48
 Delta Electronics, Incorporated                            285,650        467
 Elan Microelectronics Corporation                          116,496         65
 Far EasTone Telecommunication Company Limited              104,000        119
 Faraday Technology Corporation                              31,973         58
 First Financial Holding Company Limited +                  461,000        386
 Fubon Financial Holding Company Limited                    144,000        144
 Hon Hai Precision Industry Company Limited                 108,064        475
 Infortrend Technology, Incorporated                         58,414        124
 Kaulin Manufacturing Company Limited                        48,950         54
 Largan Precision Company Limited                            18,484         93
 Media Tek, Incorporated                                     36,162        212
 Mega Financial Holding Company                             417,000        276
 Nien Hsing Textile Company Limited                         157,000        146
 Phoenixtec Power Company Limited                            81,355         94
 Polaris Securities Company Limited                         136,733         69
 President Chain Store Corporation                           74,000        118
 Quanta Computer, Incorporated                              396,298        659

AMERICAN AADVANTAGE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                         ----------    --------
                                                         (dollars in thousands)
 Richtek Technology Corporation                              23,000         51
 Shin Kong Financial Holding Company Limited                294,000        286
 Shin Kong Financial Holding Company Limited, Rights +      294,000          3
 SinoPac Holdings                                           930,987        538
 Springsoft Systems Limited                                  59,800        126
 Sunplus Technology Company Limited +                        35,000         49
 Taishin Financial Holdings Company Limited                 164,445        148
 Taiwan Cellular Corporation                                424,635        439
 Taiwan Cement Corporation                                  384,586        243
 Taiwan Semiconductor Manufacturing Company Limited         156,000        255
 Tsann Keun Enterprise Company Limited                       88,630         98
 United Microelectronics Corporation +                    2,036,251      1,298
 United Microelectronics Corporation, ADR +                  42,477        150
 Waffer Technology Company Limited                           38,050         46
 Ya Hsin Industrial Company Limited                         265,288        238
 Yaego Corporation +                                      1,318,000        431
                                                                       -------
   TOTAL TAIWAN COMMON STOCK                                            11,223
                                                                       -------

THAILAND COMMON STOCK - 3.74%
 Advanced Info Services PCL                                 114,300        314
 Asian Property Development Company Limited                 541,600         65
 Bangkok Bank PCL +                                         151,100        455
 Banpu Company                                               28,000        120
 Charoen Pokphand Foods PCL                               1,360,700        131
 CP Seven Eleven PCL +                                      110,700        164
 Delta Electronics, Incorporated                            118,000         57
 Italian-Thai Development PCL +                             712,800        207
 Kasikornbank PCL +                                         411,000        618
 Kasikornbank PCL, NVDR +                                    18,900         27
 Krung Thai Bank PCL                                      1,222,800        324
 Lalin Property PCL +                                       148,400         28
 Land & Houses PCL                                          493,700        137
 MBK Public Company Limited                                  29,000         38
 PTT Public Company Limited                                  57,100        262
 Siam City Bank PCL                                         175,400        118
 Siam Commercial Bank PCL                                   317,800        408
 Siam Makro PCL +                                            98,800        145
 Sino Thai Engineering & Construction PCL +                 204,400         65
 Thai Oil PCL +                                              73,400         99
 True Corporation Public Company Limited +                  551,200        147
                                                                       -------
   TOTAL THAILAND COMMON STOCK                                           3,929
                                                                       -------

TURKEY COMMON STOCK - 2.61%
 Akbank T.A.S. +                                             50,830        318
 Akcansa Cimento A.S. +                                      63,090        250
 Arcelik A.S. +                                              21,547        140
 Enka Insaat ve Sanayi A.S. +                                12,472        167
 Hurriyet Gazetecilik ve Matbaacilik A.S. +                 105,263        273
 Tupras-Turkiye Petrol Rafinerileri A.S. +                   29,663        355
 Turkcell Iletisim Hizmetleri A.S. +                         33,622        247
 Turkiye Garanti Bankasi A.S. +                              88,124        353
 Trakya Cam Sanayii A.S. +                                   58,712        180
 Yapi ve Kredi Bankasi A.S. +                               117,373        475
                                                                       -------
   TOTAL TURKEY COMMON STOCK                                             2,758
                                                                       -------
TOTAL STOCKS                                                            96,049
                                                                       -------

SHORT TERM INVESTMENTS - 8.66%
U. S. TREASURY BILLS - 0.99% /\                          Par Amount
                                                         -----------
  2.185%, Due 3/10/2005 (Note C)                            $ 1,045      1,043
                                                                       -------

AMERICAN AADVANTAGE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)
JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                         ----------    --------
                                                         (dollars in thousands)
  TOTAL U.S. TREASURY BILLS                                              1,043
                                                                     ---------

OTHER SHORT TERM INVESTMENTS - 7.67%                       Shares
                                                         -----------
  American AAdvantage Money Market Select Fund (Note B)   6,258,287      6,258
  AMR Investments Enhanced Cash Business Trust (Note B)   1,798,996      1,799
                                                                     ---------
     TOTAL OTHER SHORT TERM INVESTMENTS                                  8,057
                                                                     ---------
TOTAL SHORT TERM INVESTMENTS                                             9,100
                                                                     ---------

TOTAL INVESTMENTS - 100.05% (COST $83,682) (NOTE D)                    105,149
                                                                     ---------

LIABILITIES, NET OF OTHER ASSETS - (0.05%)                                 (54)
                                                                     ---------

TOTAL NET ASSETS - 100%                                              $ 105,095
                                                                     =========


(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,694 or 1.61% of net assets.

(B) The money market fund and the Fund are affiliated by having the same investment advisor.

(C) At January 31, 2005, security held as collateral for open futures contracts.

(D) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $84,856 and the net unrealized appreciation of investments based on that cost is $20,293 which is comprised of $21,782 aggregate gross unrealized appreciation and $1,489 aggregate gross unrealized depreciation.

/\- All or a portion of this security is on loan at January 31, 2005.

+ - Non-income producing security.

AMERICAN AADVANTAGE EMERGING MARKETS FUND
EMERGING MARKETS SECTOR DIVERSIFICATION
January 31, 2005

                                                        PERCENT OF NET ASSETS
                                                        ---------------------
Consumer Discretionary                                       11.14%
Consumer Staples                                              6.45%
Energy                                                        8.12%
Financials                                                   17.63%
Health Care                                                   1.45%
Industrials                                                   7.36%
Information Technology                                       11.50%
Materials                                                     9.60%
Short-Term Investments                                        8.66%
Telecommunication Services                                   14.21%
Utilities                                                     3.93%
Other Liabilities                                            -0.05%
                                                            ------
                                                            100.00%
                                                            ======

Schedule of Futures Contracts
(dollars in $000's)
                                                              Unrealized
                                                   Market     Appreciation/
                     Expiration    Contracts       Value      Depreciation
                     ----------    ---------    ----------    ------------
S&P 500 Index        March 2005    1            $  295        $   0
Emini S&P 500 Index  March 2005    128          $7,563        $(124)
                                                --------------------------
Total                                           $7,858        $(124)
                                                ==========================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                  Par Amount        Value
                                                                                  -----------       -------
                                                                                   (dollars in thousands)
U.S. TREASURY OBLIGATIONS - 15.72%
U.S. TREASURY BONDS - 0.96%
  8.75%, Due 8/15/2020                                                               $ 750          $ 1,102
                                                                                                    -------
  TOTAL U.S. TREASURY BONDS                                                                           1,102
                                                                                                    -------

U.S. TREASURY NOTES - 14.76%
  5.00%, Due 2/15/2011                                                               3,350            3,562
  5.00%, Due 8/15/2011                                                               4,100            4,362
  4.00%, Due 2/15/2014                                                               4,000            3,968
  4.75%, Due 5/15/2014                                                               4,800            5,030
                                                                                                    -------
  TOTAL U.S. TREASURY NOTES                                                                          16,922
                                                                                                    -------
TOTAL U.S. TREASURY OBLIGATIONS                                                                      18,024
                                                                                                    -------

U.S. AGENCY OBLIGATIONS - 0.95%
Federal Home Loan Mortgage Corporation, 5.125%, Due 10/15/2008 /\                      500              523
Federal National Mortgage Association, 6.625%, Due 11/15/2010                          500              563
                                                                                                    -------
TOTAL U.S. AGENCY OBLIGATIONS                                                                         1,086
                                                                                                    -------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.85%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.96%
  Pool E01492, 5.50%, Due 10/1/2018                                                  1,065            1,099
                                                                                                    -------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        1,099
                                                                                                    -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.70%
  Pool 555549, 5.00%, Due 6/1/2018                                                   1,367            1,391
  Pool 545759, 6.50%, Due 7/1/2032                                                   1,032            1,080
  Pool C01598, 5.00%, Due 8/1/2033                                                     877              878
  Pool C01786, 5.50%, Due 2/1/2034                                                   1,304            1,330
  Pool 725238, 5.00%, Due 3/1/2034                                                     711              711
                                                                                                    -------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                         5,390
                                                                                                    -------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.19%
  Pool 780921, 7.00%, Due 11/15/2013                                                   394              419
  Pool 780454, 7.00%, Due 10/15/2026                                                   380              405
  Pool 002379, 8.00%, Due 2/20/2027                                                    246              267
  Pool 781564, 6.00%, Due 2/15/2033                                                    542              564
  Pool 781690, 6.00%, Due 12/15/2033                                                   787              818
  Pool 003515, 5.50%, Due 2/20/2034                                                  1,158            1,188
                                                                                                    -------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                      3,661
                                                                                                    -------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                                                        10,150
                                                                                                    -------

ASSET-BACKED SECURITIES - 0.87%
Household Automotive Trust 2004-1 A3, 3.30%, 5/18/2009                               1,000              995
                                                                                                    -------
  TOTAL ASSET-BACKED SECURITIES                                                                         995
                                                                                                    -------

CORPORATE BONDS - 52.68%
BANKS - 5.07%
Banco Popular North America, Incorporated,
  6.125%, Due 10/15/2006                                                               500              518
  4.25%, Due 4/1/2008                                                                  300              302
Bank America Corporation, 0.25%, Due 1/26/2010                                         265              266
Bank One Corporation, 4.90%, Due 4/30/2015                                             500              496
Credit Suisse First Boston, 6.50%, Due 5/1/2008                                        500              536
FleetBoston Financial Corporation, 8.625%, Due 1/15/2007                               200              219
ING Bank, NV, 5.125%, Due 5/1/2015                                                     300              309
St. George Bank Limited, 7.15%, Due 10/15/2005                                       1,510            1,546
Wachovia Corporation, 6.40%, Due 4/1/2008                                            1,500            1,622
                                                                                                    -------
  TOTAL BANKS                                                                                         5,814
                                                                                                    -------

FINANCE - 26.59%
AEGON, N.V., 8.00%, Due 8/15/2006                                                      225              239
Allstate Life Global Funding, 3.85%, Due 1/25/2008 /\                                1,000            1,000
American Honda Finance Corporation, 2.875%, Due 4/3/2006, 144A (Note A)                650              645
Bear Stearns Companies, Incorporated,
  3.00%, Due 3/30/2006                                                                 500              498
  2.875%, Due 7/2/2008                                                                 300              289
Boeing Capital Corporation, 5.40%, Due 11/30/2009                                      700              735

AMERICAN AADVANTAGE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                  Par Amount        Value
                                                                                  -----------       -------
                                                                                   (dollars in thousands)
Capital One Bank,
  4.25%, Due 12/1/2008                                                               1,000            1,002
  5.125%, 2/15/2014                                                                    330              333
Cendant Corporation, 6.875%, Due 8/15/2006                                           1,100            1,152
Countrywide Home Loan, Incorporated, 3.50%, Due 12/19/2005                             750              752
Credit Suisse First Boston USA, Incorporated, 5.875%, Due 8/1/2006                   1,500            1,552
First Data Corporation, 3.375%, Due 8/1/2008                                         1,000              984
Ford Motor Credit Company, 7.375%, Due 10/28/2009                                      370              394
Fortis Insurance NV, 7.75%, Due 1/26/2008, 144A (Note A)                               275              287
General Motors Acceptance Corporation,
  6.75%, Due 1/15/2006                                                                 650              665
  7.25%, Due 3/2/2011                                                                  370              379
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013                                350              349
John Hancock Global Funding,
  5.625%, Due 6/27/2006                                                              1,400            1,437
  3.75%, Due 9/30/2008                                                               1,000              988
Heller Financial, Incorporated, 6.375%, Due 3/15/2006                                1,500            1,548
Household Finance Corporation, 5.75%, Due 1/30/2007                                  1,750            1,818
International Lease Finance Corporation, 6.375%, Due 3/15/2009                         725              783
Lehman Brothers Holdings, Incorporated, 3.50%, Due 8/7/2008                          1,000              984
Lincoln National Corporation, 4.75%, Due 2/15/2014                                     200              197
MassMutual Global Funding II, 3.80%, Due 4/15/2009                                   1,000              989
Morgan Stanley & Company, Incorporated,
  6.10%, Due 4/15/2006                                                                 550              567
  0.25%, Due 4/1/2009                                                                  560              511
PHH Corporation, 6.00%, Due 3/1/2008                                                   300              315
Prudential Financial, Incorporated, 4.50%, Due 7/15/2013                               375              365
Prudential Insurance Company of America, 6.375%, Due 7/23/2006                       2,000            2,093
Refco Group Limited, LLC, 9.00%, Due 8/1/2012                                          400              436
Salomon, Incorporated, 6.75%, Due 1/15/2006                                          1,000            1,031
Simon Property Group LP, 6.375%, Due 11/15/2007                                        400              424
Synovus Financial Corporation,
  7.25%, Due 12/15/2005                                                              1,500            1,546
  4.875%, Due 2/15/2013                                                                500              502
Transamerica Corporation, 6.75%, Due 11/15/2006                                      1,000            1,047
Verizon Global Funding Corporation, 4.375%, Due 6/1/2013 /\                            200              196
VW Credit Incorporated, 2.93%, Due 7/21/2005                                         1,000            1,000
Washington Mutual, Incorporated, 4.625%, Due 4/1/2014                                  480              466
                                                                                                    -------
  TOTAL FINANCE                                                                                      30,498
                                                                                                    -------

FOREIGN - 1.23%
France Telecom SA, 8.50%, Due 3/1/2011                                                 680              811
Province of Ontario, 3.35%, Due 7/16/2007                                              300              298
Telefonos de Mexico, S.A. de C.V., 5.50%, Due 1/27/2015, 144A (Note A)                 300              298
                                                                                                    -------
  TOTAL FOREIGN                                                                                       1,407
                                                                                                    -------

INDUSTRIALS - 19.04%
AmeriPath, Incorporated, 10.50%, Due 4/1/2013                                          400              418
Anixter International, Incorporated, 0.00%, Due 7/7/2033, 144A (Note A) +              275              139
AT&T Broadband Corporation, 8.375%, Due 3/15/2013                                      700              865
AT&T Wireless Services, Incorporated,
  7.35%, Due 3/1/2006                                                                  600              624
  8.125%, Due 5/1/2012                                                                 250              302
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013                                        550              560
Bunge Limited Finance Corporation,
  7.80%, Due 10/15/2012                                                                200              238
  5.35%, Due 4/15/2014                                                                 500              517
Cadence Design Systems, Incorporated, 0.00%, Due 8/15/2023 +                           260              267
Caterpillar Financial Services, 4.15%, Due 1/15/2010                                 1,000            1,000
Continental Cablevision, Incorporated, 8.30%, Due 5/15/2006                            250              264
DaimlerChrysler North America,
  4.75%, Due 1/15/2008                                                                 700              712
  6.50%, Due 11/15/2013                                                                350              382
John Deere Capital Corporation, 4.125%, Due 1/15/2010                                1,000              998
Dell Computer Corporation, 6.55%, Due 4/15/2008                                        200              216
Deutsche Telekom International,
  8.25%, Due 6/15/2005                                                                 175              178

AMERICAN AADVANTAGE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                  Par Amount        Value
                                                                                  -----------       -------
                                                                                   (dollars in thousands)
  3.875%, Due 7/22/2008                                                                500              497
Dole Food Company, Incorporated, 8.875%, Due 3/15/2011                                 400              429
DST Systems, Incorporated, 3.625%, Due 8/15/2023                                       485              575
EOG Resources, Incorporated, 4.75%, Due 3/15/2014                                      350              346
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014                                350              341
Equistar Chemicals, LP, 10.625%, Due 5/1/2011                                          400              460
Freeport-McMoRan Copper & Gold, Incorporated, 10.125%, Due 2/1/2010                    400              452
Hertz Corporation, 4.70%, Due 10/2/2006                                                900              903
Jacuzzi Brands, Incorporated, 9.625%, Due 7/1/2010                                     400              446
Keane, Incorporated, 2.00%, Due 6/15/2013                                              525              507
Kroger Company, 8.15%, 7/15/2006                                                     1,000            1,063
Legrand SA, 8.50%, Due 2/15/2025                                                       400              472
Masco Corporation, 0.00%, Due 7/20/2031 +                                              575              286
Mediacom Communications Corporation, 9.50%, Due 1/15/2013                              400              399
Nabors Industries, Incorporated, 0.00%, Due 6/15/2023 +                                280              269
Northrop Grumman Corporation,
  4.079%, Due 11/16/2006                                                               700              704
  7.125%, Due 2/15/2011                                                                510              584
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012                                 450              510
Pope & Talbot, Incorporated, 8.375%, Due 6/1/2013                                      355              375
Pulte Homes, Incorporated,
  4.875%, Due 7/15/2009                                                                100              101
  5.25%, Due 1/15/2014                                                                 125              125
Royal Caribbean Cruises Limited, 0.00%, Due 5/18/2021 +                                210              176
Saks Incorporated, 2.00%, Due 3/15/2024, 144A (Note A)                                 490              477
Sprint Capital Corporation,
  6.00%, Due 1/15/2007                                                               1,200            1,247
  8.375%, Due 3/15/2012                                                                675              818
Tenent Healthcare Corporation, 9.25%, Due 2/1/2015, 144A (Note A)                      275              275
Union Pacific Corporation, 6.50%, Due 4/15/2012                                        350              391
Verizon Virginia, 4.625%, Due 3/15/2013                                                500              490
WH Holdings (Cayman Islands) Limited, 9.50%, Due 4/1/2011                              400              441
                                                                                                    -------
  TOTAL INDUSTRIALS                                                                                  21,839
                                                                                                    -------

PHARMACEUTICAL - 0.75%
Genzyme Corporation, 1.25%, Due 12/1/2023                                              285              299
Teva Pharmaceuticals,
  0.25%, Due 2/1/2024                                                                  120              122
  0.50%, Due 2/1/2024                                                                  170              172
Wyeth, 2.39%, Due 1/15/2024                                                            260              263
                                                                                                    -------
  TOTAL PHARMACEUTICAL                                                                                  856
                                                                                                    -------
TOTAL CORPORATE BONDS                                                                                60,414
                                                                                                    -------

CONVERTIBLE BONDS - 9.95%
CONSUMER DISCRETIONARY - 0.79%
Flextronics International Limited, 1.00%, Due 8/1/2010                                 500              580
Goodyear Tire and Rubber Company, 4.00%, Due 6/15/2034, 144A (Note A)                  225              330
                                                                                                    -------
  TOTAL CONSUMER DISCRETIONARY                                                                          910
                                                                                                    -------

ENERGY - 0.38%
CenterPoint Energy, Incorporated, 3.75%, Due 5/15/2023, 144A (Note A)                  390              433
                                                                                                    -------
  TOTAL ENERGY                                                                                          433
                                                                                                    -------

FINANCIALS - 2.68%
American Financial Group, Incorporated, 1.486%, Due 6/2/2033                           625              260
Americredit Corporation, 1.75%, Due 11/15/2023                                         200              286
Financial Federal Corporation, 2.00%, Due 4/15/2034                                    285              283
Lehman Brothers Holdings, Incorporated, 0.25%, Due 12/6/2011                           150              181
Morgan Stanley and Company, Incorporated, 0.25%, Due 12/30/2011                        150              156
QLT, Incorporated, 3.00%, Due 9/15/2023                                                250              295
Silicon Valley Bancshares, 0.00%, Due 6/15/2008 +                                      240              322
SLM Corporation, 4.00%, Due 1/15/2009                                                1,300            1,298
                                                                                                    -------
  TOTAL FINANCIALS                                                                                    3,081
                                                                                                    -------

HEALTH CARE - 0.26%
Invitrogen Corporation, 2.00%, Due 8/1/2023                                            250              300
                                                                                                    -------
  TOTAL HEALTH CARE                                                                                     300
                                                                                                    -------

AMERICAN AADVANTAGE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                  Par Amount        Value
                                                                                  -----------       -------
                                                                                   (dollars in thousands)
INDUSTRIALS - 5.84%
Andrew Corporation, 3.25%, Due 8/15/2013                                               425              521
Omnicom Group, Incorporated, 0.00%, Due 6/15/2033 +                                    285              287
Carnival Corporation, 0.00%, Due 10/24/2021 +                                          715              687
Celestica, Incorporated, 7.875%, Due 7/1/2011                                          260              271
ConocoPhillips, 3.625%, Due 10/15/2007                                                 350              349
The Walt Disney Company, 2.125%, Due 4/15/2023                                         475              530
Electronic Data Systems Corporation, 3.875%, Due 7/15/2023                             250              256
Fisher Scientific International, Incorporated, 3.25%, Due 3/1/2024                     560              619
NCI Building Systems, Incorporated, 2.125%, Due 11/15/2024, 144A (Note A)              285              332
Halliburton Company, 3.125%, Due 7/15/2023                                             210              263
Lucent Technologies, Incorporated, 2.75%, Due 6/15/2025                                 75               98
Juniper Networks, Incorporated, 0.00%, Due 6/15/2008 +                                 215              295
Kaydon Corporation, 4.00%, Due 5/23/2023                                               230              276
Leucadia National Corporation, 7.00%, Due 8/15/2013                                    400              413
Liberty Media Corporation, 0.75%, Due 3/30/2023                                        355              400
Schlumberger Limited, 2.125%, Due 6/1/2023                                             280              301
Tyco International Group S.A.,
  2.75%, Due 1/15/2018                                                                 325              519
  2.75%, Due 1/15/2018                                                                 175              279
                                                                                                    -------
  TOTAL INDUSTRIALS                                                                                   6,696
                                                                                                    -------
  TOTAL CONVERTIBLE BONDS                                                                            11,420
                                                                                                    -------

CONVERTIBLE PREFERRED STOCK - 4.64%                                                Shares
                                                                                  --------
CONSUMER DISCRETIONARY - 0.41%
Ford Motor Company Capital Trust II                                                  9,400              470
                                                                                                    -------
  TOTAL CONSUMER DISCRETIONARY                                                                          470
                                                                                                    -------

ENERGY - 0.84%
Amerada Hess Corporation                                                             4,900              378
Devon Energy Corporation                                                            14,406              586
                                                                                                    -------
  TOTAL ENERGY                                                                                          964
                                                                                                    -------

FINANCIALS - 1.33%
Cummins Capital Trust I                                                              4,000              339
Genworth Financial, Incorporated                                                     9,300              295
Hartford Financial Services Group, Incorporated /\                                   4,000              253
Safeco Corporation                                                                   5,300              245
Washington Mutual, Incorporated /\                                                   7,200              391
                                                                                                    -------
  TOTAL FINANCIALS                                                                                    1,523
                                                                                                    -------

INDUSTRIALS - 1.53%
AutoDesk, Incorporated                                                              17,600              517
The Walt Disney Company                                                             11,000              315
Infosys Technologies Limited                                                         6,100              403
L-3 Communications Holdings, Incorporated                                            5,000              357
Phelps Dodge Corporation                                                               840              170
                                                                                                    -------
  TOTAL INDUSTRIALS                                                                                   1,762
                                                                                                    -------

TELECOMMUNICATION SERVICES - 0.53%
Lucent Technologies Capital Trust /\                                                   200              224
Nokia Corporation, ADR                                                              25,000              382
                                                                                                    -------
  TOTAL TELECOMMUNICATION SERVICES                                                                      606
                                                                                                    -------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                                   5,325
                                                                                                    -------

COMMON STOCK - 1.83%
CONSUMER DISCRETIONARY - 1.63%
Albertson's, Incorporated                                                           15,500              377
Ebay, Incorporated +                                                                 5,750              469
Home Depot, Incorporated                                                            13,600              561
Starbucks Corporation +                                                              8,500              459
                                                                                                    -------
  TOTAL CONSUMER DISCRETIONARY                                                                        1,866
                                                                                                    -------

FINANCIALS - 0.20%
Prudential Financial, Incorporated                                                   4,263              230
                                                                                                    -------
  TOTAL FINANCIALS                                                                                      230
                                                                                                    -------

AMERICAN AADVANTAGE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                Par Amount          Value
                                                                                -----------       ---------
                                                                                 (dollars in thousands)
TOTAL COMMON STOCK                                                                                    2,096
                                                                                                  ---------

SHORT-TERM INVESTMENTS - 22.88%                                                   Shares
                                                                                ----------
American AAdvantage Money Market Select Fund (Note B)                            8,739,299            8,739
AMR Investments Enhanced Cash Business Trust (Note B)                           17,497,720           17,498
                                                                                                  ---------
TOTAL SHORT-TERM INVESTMENTS                                                                         26,237
                                                                                                  ---------

TOTAL INVESTMENTS - 118.37% (COST $133,581) (NOTE C)                                                135,747
                                                                                                  ---------

LIABILITIES, NET OF OTHER ASSETS - (18.37%)                                                         (21,063)
                                                                                                  ---------

TOTAL NET ASSETS - 100%                                                                           $ 114,684
                                                                                                  =========


(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of the securities amounted to $3,216 or 2.80% of net assets.

(B) The money market fund and the Fund are affiliated by having the same investment advisor.

(C) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is the same as for financial reporting purposes. The net unrealized appreciation of investments is $2,166 which is comprised of $2,996 aggregate gross unrealized appreciation and $830 aggregate gross unrealized depreciation.

/\-    All or a portion of the security is on loan at January 31, 2005.

+ -    Non-income producing security.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                       Par
                                                                                                      Amount           Value
                                                                                                   ------------    ------------
                                                                                                      (dollars in thousands)
CORPORATE BONDS - 93.05%
CONSUMER DISCRETIONARY - 29.34%
AUTO COMPONENTS - 4.84%
 Advanced Accessory Systems, LLC, 10.75%, Due 6/15/2011 /\                                         $      1,200    $      1,110
 ArvinMeritor, Incorporated, 8.75%, Due 3/1/2012                                                          1,750           1,958
 Asbury Automotive Group, Incorporated,
   9.00%, Due 6/15/2012                                                                                   1,000           1,058
   8.00%, Due 3/15/2014                                                                                     800             802
 Collins & Aikman Corporation, 10.75%, Due 12/31/2011 /\                                                  1,575           1,559
 GenCorp, Incorporated, 9.50%, Due 8/15/2013                                                              2,600           2,892
 General Motors Corporation, 7.125%, Due 7/15/2013 /\                                                     3,300           3,282
 Stanadyne Corporation, 10.00%, Due 8/15/2014, 144A (Note A)                                              1,000           1,070
 Tenneco Automotive, Incorporated, 8.625%, Due 11/15/2014, 144A (Note A) /\                               1,650           1,716
 TriMas Corporation, 9.875%, Due 6/15/2012                                                                2,250           2,340
 United Components, Incorporated, 9.375%, Due 6/15/2013                                                   1,500           1,575
                                                                                                                   ------------
   TOTAL AUTO COMPONENTS                                                                                                 19,362
                                                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE - 8.24%
 AMC Entertainment, Incorporated,
   9.50%, Due 2/1/2011                                                                                    1,700           1,755
   9.875%, Due 2/1/2012                                                                                     750             810
   8.625%, Due 8/15/2012, 144A (Note A)                                                                     700             760
 Ameristar Casinos, Incorporated, 10.75%, Due 2/15/2009 /\                                                1,200           1,344
 AMF Bowling Worldwide Incorporated, 10.00%, Due 3/1/2010                                                 2,950           3,068
 Aztar Corporation, 9.00%, Due 8/15/2011                                                                    650             713
 Booth Creek Ski Holdings, Incorporated, 12.50%, Due 3/15/2007                                            2,500           2,525
 Boyd Gaming Corporation, 9.25%, Due 8/1/2009                                                             1,000           1,075
 Choctaw Resort Development Enterprise, 7.25%, Due 11/15/2019, 144A (Note A)                                700             710
 Chumash Casino & Resort Enterprises, 9.00%, Due 7/15/2010                                                1,250           1,366
 Cinemark, Incorporated, 0.00%, Due 3/15/2014 +                                                           1,500           1,132
 Intrawest Corporation, 7.50%, Due 10/15/2013, 144A (Note A)                                                750             788
 Landry's Restaurants, Incorporated, 7.50%, Due 12/15/2014, 114A (Note A)                                   825             804
 LIN TV Corporation, 8.00%, Due 1/15/2008                                                                 1,000           1,041
 Penn National Gaming, Incorporated, 11.125%, Due 3/1/2008                                                2,500           2,650
 Pinnacle Entertainment, Incorporated, 9.25%, Due 2/15/2007 /\                                              900             914
 Poster Financial Group, Incorporated, 8.75%, Due 12/1/2011 /\                                            1,000           1,011
 Station Casinos, Incorporated, 6.875%, Due 3/1/2016                                                      1,500           1,556
 Town Sports International, Incorporated, 9.625%, Due 4/15/2011                                             800             842
 Turning Stone Casino Resort, 9.125%, Due 12/15/2010, 144A (Note A)                                       3,710           4,025
 Vicorp Restaurants, Incorporated, 10.50%, Due 4/15/2011                                                  1,000           1,018
 Warner Music Group,
   6.905%, Due 12/15/2011, 144A (Note A)                                                                  1,500           1,515
   7.375%, Due 4/15/2014, 144A (Note A)                                                                     500             523
   0.00%, Due 12/15/2014 +/\                                                                              1,500           1,001
                                                                                                                   ------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                                                                   32,946
                                                                                                                   ------------

HOUSEHOLD DURABLES - 0.48%
 Ainsworth Lumber Company Limited, 6.75%, Due 3/15/2014                                                   1,000             968
 Ames True Temper, Incorporated, 6.64%, Due 1/15/2012, 144A (Note A)                                      1,000             973
                                                                                                                   ------------
   TOTAL HOUSEHOLD DURABLES                                                                                               1,941
                                                                                                                   ------------

MEDIA - 5.88%
 American Media Operations, Incorporated, 10.25%, Due 5/1/2009                                            1,000           1,046
 Charter Communications Operations, 144A (Note A),
   8.00%, Due 4/30/2012                                                                                     500             504
   8.375%, Due 4/30/2014 /\                                                                               2,450           2,511
 Dex Media West, LLC,
    12.125%, Due 11/15/2012                                                                               1,415           1,694
    9.875%, Due 8/15/2013                                                                                   500             567
    0.00%, Due 11/15/2013 +                                                                               1,000             752
 Echostar DBS Corporation, 6.625%, Due 10/1/2014, 144A (Note A)                                           7,550           7,626
 Fisher Communications, Incorporated, 8.625%, Due 9/15/2014, 144A (Note A)                                  800             861
 Kabel Deutschland GMBH, 10.625%, Due 7/1/2014, 144A (Note A)                                             3,325           3,757
 LBI Media, Incorporated, 10.125%, Due 7/15/2012                                                          1,000           1,115
 PEI Holdings, Incorporated, 11.00%, Due 3/15/2010                                                        1,391           1,614
 WDAC Subsidiary Corporation, 8.375%, Due 12/1/2014, 144A (Note A)                                        1,500           1,463
                                                                                                                   ------------
   TOTAL MEDIA                                                                                                           23,510
                                                                                                                   ------------

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                       Par
                                                                                                      Amount           Value
                                                                                                   ------------    ------------
                                                                                                      (dollars in thousands)
RETAIL - 7.64%
 CSK Auto Corporation, 7.00%, Due 1/15/2014                                                               1,545           1,504
 Dollar General Corporation, 8.625%, Due 6/15/2010                                                        1,775           2,059
 Finlay Fine Jewelry Corporation, 8.375%, Due 6/1/2012                                                    2,445           2,457
 FTD, Incorporated, 7.75%, Due 2/15/2014                                                                  1,150           1,193
 GNC Corporation, 8.625%, Due 1/15/2011, 144A (Note A)                                                    1,700           1,700
 Group 1 Automotive, Incorporated, 8.25%, Due 8/15/2013                                                   1,000           1,050
 NationsRent, Incorporated, 9.50%, Due 10/15/2010                                                         1,250           1,394
 Pep Boys, Incorporated,
   6.88%, Due 3/6/2006                                                                                    1,000           1,030
   7.50%, Due 12/15/2014 /\                                                                               2,300           2,323
 Rite Aid Corporation,
   12.50%, Due 9/15/2006                                                                                    750             831
   8.125%, Due 5/1/2010                                                                                   2,000           2,075
   9.50%, Due 2/15/2011                                                                                     710             763
   7.50%, Due 1/15/2015, 144A (Note A)                                                                      750             739
 Samsonite Corporation, 8.875%, Due 6/1/2011                                                              2,000           2,153
 Toys R Us, Incorporated,
   7.625%, 8/1/2011 /\                                                                                    1,950           2,023
   8.75%, Due 9/1/2021                                                                                      500             511
 United Rentals North America, Incorporated, 6.50%, Due 2/15/2012                                         3,600           3,537
 Woolworth Corporation, 8.50%, Due 1/15/2022                                                              2,900           3,234
                                                                                                                   ------------
   TOTAL RETAIL                                                                                                          30,576
                                                                                                                   ------------

SERVICES - 1.06%
 Carriage Services, Incorporated, 7.875%, Due 1/15/2015, 144A (Note A)                                    1,000           1,031
 KinderCare Learning Centers, Incorporated, 9.50%, Due 2/15/2009                                          1,000           1,003
 Knowledge Learning Corporation, 7.75%, Due 2/1/2015, 144A (Note A)                                       2,220           2,231
                                                                                                                   ------------
   TOTAL SERVICES                                                                                                         4,265
                                                                                                                   ------------

TEXTILES & APPAREL - 1.20%
 Day International Group, Incorporated, 9.50%, Due 3/15/2008                                                500             508
 Phillips-Van Heusen Corporation,
   8.125%, Due 5/1/2013                                                                                   1,250           1,356
   7.75%, Due 11/15/2023                                                                                  2,800           2,954
                                                                                                                   ------------
   TOTAL TEXTILES & APPAREL                                                                                               4,818
                                                                                                                   ------------
   TOTAL CONSUMER DISCRETIONARY                                                                                         117,418
                                                                                                                   ------------

CONSUMER STAPLES - 2.22%
FOOD / RESTAURANT - 1.53%
 Borden, Incorporated,
    9.20%, Due 3/15/2021                                                                                  2,250           2,188
    7.875%, Due 2/15/2023                                                                                 1,175           1,028
 Chiquita Brands International, Incorporated, 7.50%, Due 11/1/2014, 144A (Note A)                           500             508
 Del Monte Corporation, 9.25%, Due 5/15/2011                                                              1,000           1,110
 Pilgrims Pride Corporation, 9.625%, Due 9/15/2011                                                        1,148           1,275
                                                                                                                   ------------
   TOTAL FOOD / RESTAURANT                                                                                                6,109
                                                                                                                   ------------

HOUSEHOLD DURABLES - 0.69%
 H.H. Gregg Appliances, Incorporated, 9.00%, Due 2/1/2013                                                 1,250           1,244
 Rayovac Corporation, 7.375%, Due 2/1/2015, 144A (Note A)                                                 1,500           1,513
                                                                                                                   ------------
   TOTAL HOUSEHOLD DURABLES                                                                                               2,757
                                                                                                                   ------------
   TOTAL CONSUMER STAPLES                                                                                                 8,866
                                                                                                                   ------------

ENERGY - 6.27%
 AES Corporation, 4.50%, Due 8/15/2005                                                                    2,250           2,250
 Alpha Natural Resources, LLC, 10.00%, Due 6/1/2012, 144A (Note A)                                        1,500           1,703
 Calpine Corporation, 144A (Note A),
   8.50%, Due 7/15/2010                                                                                   1,100             864
   9.625%, Due 10/1/2014 /\                                                                                 800             796
 Chesapeake Energy Corporation, 6.375%, Due 6/15/2015, 144A (Note A)                                        500             510
 CITGO Petroleum Corporation, 6.00%, Due 10/15/2011, 144A (Note A)                                          250             248
 Dynegy Holdings, Incorporated, 144A (Note A),
     9.875%, Due 7/15/2010                                                                                  500             548

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                       Par
                                                                                                      Amount           Value
                                                                                                   ------------    ------------
                                                                                                      (dollars in thousands)
    10.125%, Due 7/15/2013                                                                                  500             555
 Energy Partners Limited, 8.75%, Due 8/1/2010                                                             2,000           2,170
 Inergy Finance Corporation, 6.875%, Due 12/15/2014, 144A (Note A)                                        1,000             995
 Key Energy Service, Incorporated, 8.375%, Due 3/1/2008                                                   1,000           1,044
 MarkWest Energy Partners LP, 6.875%, Due 11/1/2014, 144A (Note A)                                        1,500           1,508
 Massey Energy Company, 6.625%, Due 11/15/2010                                                            1,500           1,545
 Newfield Exploration Company, 8.375%, Due 8/15/2012                                                        425             472
 Paramount Resources Limited, 7.875%, Due 11/1/2010                                                       1,000           1,140
 Reliant Energy, Incorporated, 6.75%, Due 12/15/2014                                                      1,000             975
 Star Gas Partners, L.P., 10.25%, Due 2/15/2013                                                             900             955
 Swift Energy Company, 7.675%, Due 7/15/2011                                                                900             969
 Tenaska, Incorporated, 6.528%, Due 12/30/2014, 144A (Note A)                                             1,000           1,008
 Terex Corporation,
   9.25%, Due 7/15/2011                                                                                   1,250           1,383
   7.375%, Due 1/15/2014                                                                                  1,725           1,811
 Texas Genco LLC, 6.875%, Due 12/15/2014, 114A (Note A)                                                     850             880
 Venoco, Incorporated, 8.75%, Due 12/15/2011, 114A (Note A)                                                 750             758
                                                                                                                   ------------
   TOTAL ENERGY                                                                                                          25,087
                                                                                                                   ------------

FINANCIALS - 3.74%
 AAC Group Holding Corporation, 0.00%, Due 10/1/2012, 144A (Note A) +                                     1,500             998
 Altra Industrial Motion, Incorporated, 9.00%, Due 12/1/2011, 144A (Note A)                               1,550           1,558
 E*Trade Financial Corporation, 8.00%, Due 6/15/2011, 144A (Note A) /\                                    2,375           2,553
 K&F Acquisition, Incorporated, 7.75%, Due 11/14/2014, 144A (Note A)                                      2,000           1,990
 Glencore Funding, LLC, 6.00%, Due 4/15/2014, 144A (Note A)                                               1,850           1,797
 Refco Financial Holdings, LLC, 9.00%, Due 8/1/2012, 144A (Note A)                                        2,150           2,344
 Thornburg Mortgage, Incorporated, 8.00%, Due 5/15/2013                                                   3,500           3,709
                                                                                                                   ------------
   TOTAL FINANCIALS                                                                                                      14,949
                                                                                                                   ------------

HEALTH CARE - 7.37%
EQUIPMENT & SUPPLIES - 0.72%
 Duane Reade, Incorporated, 9.75%, Due 8/1/2011, 144A (Note A)                                            2,000           1,810
 Sybron Dental Specialties, Incorporated, 8.125%, Due 6/15/2012                                           1,000           1,085
                                                                                                                   ------------
   TOTAL EQUIPMENT & SUPPLIES                                                                                             2,895
                                                                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES - 5.61%
 ACIH, Incorporated, 0.00%, Due 12/15/2012, 144A (Note A) +                                               1,000             740
 HCA, Incorporated,
   6.375%, Due 1/15/2015                                                                                  1,150           1,157
   8.36%, Due 4/15/2024                                                                                   3,435           3,774
 HealthSouth Corporation,
   6.875%, 6/15/2005 /\                                                                                     450             452
   7.375%, Due 10/1/2006                                                                                    250             256
   8.375%, Due 10/1/2011 /\                                                                               2,950           3,057
 Interactive Health, LLC, 8.00%, Due 4/1/2011, 144A (Note A)                                              1,800           1,656
 National Health Investors, 7.30%, Due 7/16/2007                                                          1,000           1,032
 NDCHealth Corporation, 10.50%, Due 12/1/2012                                                             3,000           3,075
 Pacificare Health Systems, Incorporated, 10.75%, Due 6/1/2009                                            2,625           2,966
 Quintiles Transnational Corporation, 10.00%, Due 10/1/2013 /\                                            2,230           2,520
 Vicar Operating, Incorporated, 9.875%, Due 12/1/2009                                                     1,601           1,747
                                                                                                                   ------------
   TOTAL HEALTHCARE PROVIDERS & SERVICES                                                                                 22,432
                                                                                                                   ------------

PHARMACEUTICALS - 1.04%
 Athena Neurosciences Financial LLC, 7.25%, Due 2/21/2008                                                 1,000           1,030
 Dade Behring Holdings, Incorporated, 11.91%, Due 10/3/2010                                                 675             746
 Elan Finance plc, 7.75%, Due 11/15/2011, 144A (Note A)                                                   1,750           1,829
 Leiner Health Products, Incorporated, 11.00%, Due 6/1/2012                                                 500             545
                                                                                                                   ------------
   TOTAL PHARMACEUTICALS                                                                                                  4,150
                                                                                                                   ------------
   TOTAL HEALTH CARE                                                                                                     29,477
                                                                                                                   ------------

INFORMATION TECHNOLOGY - 4.95%
COMMUNICATIONS EQUIPMENT - 1.13%
 Corning, Incorporated,
    7.00%, Due 3/15/2007                                                                                  1,800           1,800
    6.30%, Due 3/1/2009                                                                                   1,650           1,723
    6.20%, Due 3/15/2016                                                                                  1,000           1,009
                                                                                                                   ------------
   TOTAL COMMUNICATIONS EQUIPMENT                                                                                         4,532
                                                                                                                   ------------

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                       Par
                                                                                                      Amount           Value
                                                                                                   ------------    ------------
                                                                                                      (dollars in thousands)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.79%
 AMI Semiconductor, Incorporated, 10.75%, Due 2/1/2013                                                    1,331           1,551
 Amkor Technology, Incorporated,
    9.25%, Due 2/15/2008 /\                                                                                 500             495
    10.50%, Due 5/1/2009                                                                                  1,250           1,206
    7.125%, Due 3/15/2011 /\                                                                              1,250           1,112
    7.75%, Due 5/15/2013 /\                                                                                 290             258
 Fairchild Semiconductor Corporation, 10.50%, Due 2/1/2009                                                1,790           1,884
 Flextronics International Limited,
     6.50%, Due 5/15/2013 /\                                                                              2,550           2,582
     6.25%, Due 11/15/2014, 144A (Note A)                                                                   500             490
 Freescale Semiconductor, Incorporated, 7.125%, 7/15/2014 /\                                              2,550           2,751
 MagnaChip Semiconductor Limited, 6.875%, 12/15/2011, 144A (Note A)                                       2,750           2,833
                                                                                                                   ------------
   TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                                                              15,162
                                                                                                                   ------------

SOFTWARE - 0.03%
 Peregrine Systems, Incorporated, 6.50%, Due 8/15/2007                                                      131             129
                                                                                                                   ------------
   TOTAL SOFTWARE                                                                                                           129
                                                                                                                   ------------
   TOTAL INFORMATION TECHNOLOGY                                                                                          19,823
                                                                                                                   ------------

INDUSTRIALS - 25.96%
AEROSPACE & ENGINEERING - 1.05%
 DRS Technologies, Incorporated, 6.875%, Due 11/1/2013, 144A (Note A)                                       750             761
 Transdigm, Incorporated, 8.375%, Due 7/15/2011                                                           3,250           3,445
                                                                                                                   ------------
   TOTAL AEROSPACE & ENGINEERING                                                                                          4,206
                                                                                                                   ------------

CONSTRUCTION & ENGINEERING - 4.09%
 Beazer Homes USA, Incorporated, 8.375%, Due 4/15/2012                                                    2,000           2,195
 Interline Brands, Incorporated, 11.50%, Due 5/15/2011                                                    2,275           2,571
 KB Home, 7.75%, Due 2/1/2010                                                                             1,000           1,088
 K. Hovnanian Enterprises, Incorporated, 8.875%, Due 4/1/2012                                             2,700           2,997
 Meritage Homes Corporation, 9.75%, Due 6/1/2011                                                          1,295           1,431
 Propex Fabrics, Incorporated, 10.00%, Due 12/1/2012, 144A (Note A)                                       1,000           1,013
 Schuler Homes, Incorporated, 9.375%, Due 7/15/2009                                                       1,500           1,608
 Standard Pacific Corporation, 9.50%, Due 9/15/2010                                                       1,205           1,298
 Technical Olympic USA, Incorporated, 9.00%, Due 7/1/2010                                                 1,500           1,613
 Terex Corporation, 10.375%, Due 4/1/2011                                                                   500             555
                                                                                                                   ------------
   TOTAL CONSTRUCTION & ENGINEERING                                                                                      16,369
                                                                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 19.74%
 Allied Waste North American, Incorporated,
   8.875%, Due 4/1/2008                                                                                     515             538
   8.50%, Due 12/1/2008                                                                                   3,050           3,180
   10.00%, Due 8/1/2009                                                                                   2,178           2,281
 Alpharma, Incorporated, 8.625%, Due 5/1/2011, 144A (Note A)                                              3,250           3,372
 Asia Aluminum Holdings Limited, 8.00%, Due 12/23/2011, 144A (Note A) /\                                  3,000           3,000
 Biovail Corporation, 7.875%, Due 4/1/2010 /\                                                             3,400           3,523
 Cadmus Communications Corporation, 8.375%, Due 6/15/2014                                                 1,200           1,290
 Celestica, Incorporated, 7.875%, Due 7/1/2011                                                            1,300           1,355
 CHC Helicopter Corporation, 7.375%, Due 5/1/2014                                                         1,860           1,948
 Columbus McKinnon Corporation, 10.00%, Due 8/1/2010                                                      1,750           1,943
 Communications and Power Industries, Incorporated, 8.00%, Due 2/1/2012                                     500             523
 Compass Minerals Group, Incorporated, 10.00%, Due 8/15/2011                                              1,000           1,120
 Compass Minerals International, Incorporated, 0.00%, Due 6/1/2013 +                                      1,825           1,487
 Corrections Corporation of America,
   9.875%, Due 5/1/2009                                                                                   1,000           1,100
   7.50%, Due 5/1/2011                                                                                      900             957
 Da-Lite Screen Company, Incorporated, 9.50%, Due 5/15/2011                                                 750             829
 Freeport-McMoRan Copper & Gold, Incorporated, 10.125%, Due 2/1/2010                                      1,750           1,978
 Goodman Global Holdings, Incorporated, 5.76%, Due 6/15/2012, 144A (Note A)                                 750             769
 Hexcel Corporation,
   9.875%, Due 10/1/2008                                                                                    250             276
   9.75%, Due 1/15/2009                                                                                   3,700           3,857
 HMH Properties, Incorporated, 7.875%, Due 8/1/2008                                                       1,575           1,616

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                       Par
                                                                                                      Amount           Value
                                                                                                   ------------    ------------
                                                                                                      (dollars in thousands)
 Ingram Micro, Incorporated, 9.875%, Due 8/15/2008                                                        3,000           3,244
 Invensys, plc, 9.875%, Due 3/15/2011, 144A (Note A) /\                                                   1,250           1,341
 Iron Mountain, Incorporated, 6.625%, Due 1/1/2016                                                        2,500           2,356
 Medical Device Manufacturing, Incorporated, 10.00%, Due 7/15/2012, 144A (Note A)                         2,000           2,160
 Mothers Work, Incorporated, 11.25%, Due 8/1/2010                                                           400             404
 Mueller Group, Incorporated, 10.00%, Due 5/1/2012                                                          500             540
 Novelis, Incorporated, 7.25%, Due 2/15/2015, 144A (Note A)                                               1,475           1,512
 Pantry, Incorporated, 7.75%, Due 2/15/2014                                                                 600             630
 Phibro Animal Health Corporation, 13.00%, Due 12/1/2007, 144A (Note A)                                     500             545
 J.B. Poindexter Incorporated, 8.75%, Due 3/15/2014, 144A (Note A)                                        2,000           2,110
 Polypore, Incorporated, 8.75%, Due 5/15/2012                                                             1,250           1,284
 Polypore International, Incorporated, 0.00%, Due 10/1/2012, 144A (Note A) +                              1,500             938
 Russell Corporation, 9.25%, Due 5/1/2010                                                                 1,475           1,585
 Seagate Technology HDD Holdings, 8.00%, Due 5/15/2009                                                    1,000           1,075
 Sheridan Group, Incorporated, 10.25%, Due 8/15/2011                                                      1,600           1,730
 Siebe plc, 7.125%, Due 1/15/2007, 144A (Note A)                                                          1,498           1,592
 Solectron Corporation, 7.97%, Due 11/15/2006                                                             1,500           1,575
 Superior Essex Communications, 9.00%, Due 4/15/2012                                                      2,400           2,484
 UAP Holding Corporation, 0.00%, Due 7/15/2012, 144A (Note A) +                                           2,000           1,600
 UNOVA, Incorporated,
   6.875%, Due 3/15/2005                                                                                  2,500           2,503
   7.00%, Due 3/15/2008                                                                                   4,250           4,367
 Unisys Corporation, 7.875%, 4/1/2008                                                                     3,270           3,319
 URS Corporation, 12.25%, 5/1/2009                                                                          100             106
 WH Holdings (Cayman Islands) Limited, 9.50%, Due 4/1/2011                                                1,000           1,101
 Xerox Corporation, 7.625%, Due 6/15/2013                                                                 1,800           1,940
                                                                                                                   ------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                                  78,983
                                                                                                                   ------------

MACHINERY - 1.08%
 Blount, Incorporated, 8.875%, Due 8/1/2012                                                               1,000           1,087
 Case Corporation, 7.25%, Due 1/15/2016                                                                   2,400           2,364
 Remy International, Incorporated, 8.625%, Due 12/15/2007                                                   850             859
                                                                                                                   ------------
   TOTAL MACHINERY                                                                                                        4,310
                                                                                                                   ------------
   TOTAL INDUSTRIALS                                                                                                    103,868
                                                                                                                   ------------

MATERIALS - 8.78%
CHEMICALS - 4.99%
 Acetex Corporation, 10.875%, Due 8/1/2009                                                                  850             920
 Casella Waste System, Incorporated, 9.75%, Due 2/1/2013                                                  2,020           2,222
 Crystal US Holdings 3 LLC / Crystal US Sub 3 Corp, 0.00%, Due 10/1/2014, Series A, 144A (Note A) +       2,250           1,564
 Crystal US Holdings 3 LLC / Crystal US Sub 3 Corp, 0.00%, Due 10/1/2014, Series B, 144A (Note A) + /\    4,665           3,166
 Hercules, Incorporated, 6.75%, Due 10/15/2029,                                                           2,000           2,050
 Lyondell Chemical Company, 10.875%, Due 5/1/2009                                                         2,500           2,631
 Nalco Company,
   7.75%, Due 11/15/2011                                                                                    500             536
   8.875%, Due 11/15/2013                                                                                 1,930           2,104
 Resolution Performance Products,
   8.00%, Due 12/15/2009                                                                                  1,000           1,080
   9.50%, Due 4/15/2010                                                                                   1,000           1,083
 Rhodia SA, 10.25%, Due 6/1/2010 /\                                                                         750             853
 Westlake Chemical Corporation, 8.75%, Due 7/15/2011                                                      1,560           1,736
                                                                                                                   ------------
   TOTAL CHEMICALS                                                                                                       19,945
                                                                                                                   ------------

CONTAINERS & PACKAGING - 1.93%
 Crown Holdings, Incorporated,
   9.50%, Due 3/1/2011                                                                                    1,500           1,672
   10.875%, Due 3/1/2013                                                                                  1,975           2,316
 Intertape Polymer, Incorporated, 8.50%, Due 8/1/2014, 144A (Note A)                                      1,000           1,010
 Owens-Brockway Glass Containers, Incorporated, 8.75%, Due 11/15/2012                                     1,250           1,391
 Silgan Holdings, Incorporated, 6.75%, Due 11/15/2013, 144A (Note A)                                      1,300           1,339
                                                                                                                   ------------
   TOTAL CONTAINERS & PACKAGING                                                                                           7,728
                                                                                                                   ------------

PAPER & FOREST PRODUCTS - 1.86%
 Neenah Paper, Incorporated, 7.375%, Due 11/15/2014, 144A (Note A)                                        2,200           2,211
 The Newark Group, Incorporated, 9.75%, Due 3/15/2014                                                     2,850           2,985
 Western Forest Products, Incorporated, 7.50%, Due 7/28/2009, 144A (Note A)                               2,000           2,240
                                                                                                                   ------------
   TOTAL PAPER & FOREST PRODUCTS                                                                                          7,436
                                                                                                                   ------------
   TOTAL MATERIALS                                                                                                       35,109
                                                                                                                   ------------

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                       Par
                                                                                                      Amount           Value
                                                                                                   ------------    ------------
                                                                                                      (dollars in thousands)
TELECOMMUNICATION SERVICES - 4.24%
 Dobson Cellular Systems, Incorporated, 8.375%, Due 11/1/2011, 144A (Note A)                              2,150           2,263
 FairPoint Communications, Incorporated, 11.875%, Due 3/1/2010                                            2,065           2,416
 GST Equipment Funding, Incorporated, 13.25%, Due 5/1/2007 + *                                            2,500              --
 MCI, Incorporated,
   6.908%, Due 5/1/2007                                                                                     950             971
   7.688%, Due 5/1/2009 /\                                                                                1,900           1,983
 Qwest Services Corporation, 144A (Note A)
   14.00%, Due 12/15/2010                                                                                 4,250           5,047
   7.875%, Due 9/1/2011                                                                                     500             535
   9.125%, Due 3/15/2012                                                                                    500             569
 SBA Telecom, Incorporated, 0.00%, Due 12/15/2011 +                                                       2,490           2,145
 US Unwired, Incorporated, 6.74%, Due 6/15/2010                                                           1,000           1,032
                                                                                                                   ------------
   TOTAL TELECOMMUNICATION SERVICES                                                                                      16,961
                                                                                                                   ------------

OTHER CORPORATE BONDS -0.18%
 Jostens, Incorporated, 7.625%, Due 10/1/2012, 144A (Note A)                                                700             712
                                                                                                                   ------------
   TOTAL OTHER CORPORATE BONDS                                                                                              712
                                                                                                                   ------------
TOTAL CORPORATE BONDS                                                                                                   372,270
                                                                                                                   ------------

                                                                                                      Shares
                                                                                                   ------------
COMMON STOCKS - 0.14%
Peregrine Systems, Incorporated +                                                                        28,000             556
                                                                                                                   ------------
     TOTAL COMMON STOCKS                                                                                                    556
                                                                                                                   ------------

SHORT TERM INVESTMENTS - 16.31%
American AAdvantage Money Market Select Fund (Note B)                                                24,817,577          24,818
Short-Term Investment Company Liquid Asset Fund                                                         439,609             440

                                                                                                    Par Amount
                                                                                                   ------------

Credit Suisse First Boston LLC Tri Party Repo, 2.55%, Due 2/1/2005, (Note C)                       $     15,000          15,000
CRE-8 Funding LLC, Due 2/1/2005                                                                           2,980           2,980
Merrill Lynch Pierce Fenner & Smith, Inc. Tri Party Repo, 2.55%, Due 2/1/2005, (Note D)                  10,000          10,000
Morgan Stanley & Co., Inc. Tri Party Repo, 2.55%, Due 2/1/2005, (Note E)                                 12,000          12,000
                                                                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS                                                                                        65,238
                                                                                                                   ------------

TOTAL INVESTMENTS - 109.50%  (COST $427,165) (NOTE E)                                                                   438,064
                                                                                                                   ------------

LIABILITIES, NET OF OTHER ASSETS - (9.50%)                                                                              (38,016)
                                                                                                                   ------------

TOTAL NET ASSETS - 100%                                                                                            $    400,048
                                                                                                                   ============

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $109,668 or 27.41% of net assets.

(B) The money market fund and the Fund are affiliated by having the same investment advisor.

(C)  Collateral held at J.P. Morgan Chase consists of the following:
     Brascan Corporation, 7.125%, Due 6/15/2012, Market Value - $5,347 Continental Airlines, Incorporated, 6.545%, Due 2/2/2019, Market Value -
        $37
     Ford Motor Credit Company, 7.20%, Due 6/15/2007, Market Value - $9,921

(D)  Collateral held at J.P. Morgan Chase consists of the following:

     Ford Motor Credit Company, 6.75%, Due 8/15/2008, Market Value - $75 Ford Motor Credit Company, 6.375%, Due 11/5/2008, Market Value - $1,950 Ford Motor Credit Company, 7.75%, Due 3/15/2005, Market Value - $5
     Ford Motor Credit Company, 6.25%, Due 12/8/2005, Market Value - $91 Ford Motor Credit Company, 6.125%, Due 1/9/2006, Market Value - $38 Ford Motor Credit Company, 2.898%, Due 4/28/2005, Market Value - $1,997 Ford Motor Credit Company, 7.50%, Due 3/15/2005, Market Value - $61 Ford Motor Credit Company, 6.875%, Due 2/1/2006, Market Value - $779 Ford Motor Credit Company, 7.375%, Due 2/1/2011, Market Value - $1,267 Ford Motor Credit Company, 7.25%, Due 10/25/2011, Market Value - $81 Ford Motor Credit Company, 5.625%, Due 10/1/2008, Market Value - $197

AMERICAN AADVANTAGE HIGH YIELD BOND FUND
Schedule of Investments  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------
     Ford Motor Credit Company, 3.10%, Due 7/18/2005, Market Value - $838
     Ford Motor Credit Company, 3.379%, Due 9/28/2007, Market Value - $989 Telefonos de Mexico, S.A. de C.V., 8.25%, Due 1/26/2006, Market Value -
        $1,831
     Telefonos de Mexico, S.A. de C.V., 4.50%, Due 11/19/2008, Market Value - $3

(E)  Collateral held at the Bank of New York consists of the following:
     DBS Bank LTD, 5.00%, Due 11/15/2019, Market Value - $1,617
     Dow Chemical, 7.00%, Due 8/15/2005, Market Value - $2,673
     Dow Chemical, 6.00%, Due 10/1/2012, Market Value - $323
     Tribune Company, 6.61%, Due 9/15/2027, Market Value - $7,979

(F) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $427,224 and the net unrealized appreciation of investments based on that cost is $10,840 which is comprised of $12,666 aggregate gross unrealized appreciation and $1,826 aggregate gross unrealized depreciation.

/\ - All or a portion of this security is on loan January 31, 2005.

+  - Non-income producing security.

* - Valued at fair value pursuant to procedures approved by the Board of Trustees.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                Par
                                                                                               Amount            Value
                                                                                            -------------    -------------
                                                                                                 (dollars in thousands)
U.S. TREASURY OBLIGATIONS - 12.57%
U.S. TREASURY BONDS - 6.47%
  7.50%, Due 11/15/2016                                                                     $       1,000    $       1,291
  9.125%, Due 5/15/2018                                                                               700            1,030
  7.875%, Due 2/15/2021                                                                               750            1,032
  6.875%, Due 8/15/2025                                                                               370              478
  6.25%, Due 5/15/2030                                                                                950            1,174
  5.375%, Due 2/15/2031                                                                             1,335            1,493
                                                                                                             -------------
      TOTAL U.S. TREASURY BONDS                                                                                      6,498
                                                                                                             -------------

U.S. TREASURY NOTES - 6.10%
  4.625%, Due 5/15/2006                                                                               995            1,014
  3.875%, Due 5/15/2009                                                                               315              318
  3.375%, Due 9/15/2009                                                                               280              277
  5.00%, Due 2/15/2011                                                                              1,500            1,595
  5.00%, Due 8/15/2011                                                                                700              745
  4.75%, Due 5/15/2014                                                                              1,000            1,048
  4.25%, Due 8/15/2014                                                                              1,120            1,130
                                                                                                             -------------
      TOTAL U.S. TREASURY NOTES                                                                                      6,127
                                                                                                             -------------
   TOTAL U.S. TREASURY OBLIGATIONS                                                                                  12,625
                                                                                                             -------------

U.S. AGENCY OBLIGATIONS - 9.15%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.38%
  5.875%, Due 3/21/2011                                                                               380              410
  4.875%, Due 11/15/2013                                                                              200              207
  6.00%, Due 12/11/2033                                                                             3,667            3,786
                                                                                                             -------------
      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                   4,403
                                                                                                             -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.77%
  Discount Note, Due 2/9/2005                                                                         905              904
  Discount Note, Due 2/10/2005                                                                      3,000            2,998
  5.125%, Due 1/2/2014                                                                                545              562
  7.25%, Due 5/15/2030                                                                                250              330
                                                                                                             -------------
      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                    4,794
                                                                                                             -------------
   TOTAL U.S. AGENCY OBLIGATIONS                                                                                     9,197
                                                                                                             -------------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 34.35%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.21%
  Pool #G11202, 6.00%, Due 11/1/2016                                                                  294              307
  Pool #E96536, 5.00%, Due 3/1/2018                                                                   811              825
  Pool #B12563, 5.00%, Due 2/1/2019                                                                   594              604
  Pool #E01602, 4.50%, Due 3/1/2019                                                                   910              909
  Pool #G00738, 8.00%, Due 7/1/2027                                                                   234              254
  Pool #C00647, 6.50%, Due 9/1/2028                                                                   174              183
  Pool #G01457, 6.00%, Due 8/1/2029                                                                   563              582
  Pool #G01533, 6.00%, Due 3/1/2033                                                                   586              606
  Pool #C01598, 5.00%, Due 8/1/2033                                                                 1,096            1,097
  Pool #A12149, 6.00%, Due 8/1/2033                                                                   788              814
  Pool #C01786, 5.50%, Due 2/1/2034                                                                   782              798
  Pool #A30948, 5.50%, Due 1/1/2035                                                                 1,242            1,267
                                                                                                             -------------
      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                   8,246
                                                                                                             -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.90%
  Pool #323309, 6.00%, Due 9/1/2013                                                                   229              240
  Pool #488099, 5.50%, Due 2/1/2014                                                                   565              584
  Pool #323789, 6.00%, Due 6/1/2014                                                                   249              260
  Pool #545449, 6.50%, Due 2/1/2017                                                                   618              653
  Pool #648511, 6.00%, Due 6/1/2017                                                                 1,036            1,084

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                Par
                                                                                               Amount            Value
                                                                                            -------------    -------------
                                                                                                 (dollars in thousands)
  Pool #545823, 5.50%, Due 8/1/2017                                                                   688              711
  Pool #254545, 5.00%, Due 12/1/2017                                                                1,653            1,682
  Pool #254865, 4.50%, Due 9/1/2018                                                                 1,015            1,016
  Pool #761337, 5.00%, Due 4/1/2019                                                                   459              466
  Pool #100293, 9.50%, Due 8/1/2029                                                                   229              258
  Pool #769018, 6.50%, Due 12/1/2031                                                                  324              340
  Pool #727223, 5.50%, Due 9/1/2033                                                                   653              666
  Pool #749219, 5.50%, Due 10/1/2033                                                                  135              137
  Pool #555880, 5.50%, Due 11/1/2033                                                                1,647            1,679
  Pool #758322, 5.50%, Due 12/1/2033                                                                  825              841
  Pool #725238, 5.00%, Due 3/1/2034                                                                 3,432            3,433
  Pool #765304, 5.50%, Due 3/1/2034                                                                   276              281
  Pool #789614, 6.50%, Due 8/1/2034                                                                   826              864
  Pool #255410, 6.50%, Due 9/1/2034                                                                   192              201
  Pool #725866, 4.50%, Due 9/1/2034                                                                   688              672
  Pool #255413, 6.50%. Due 10/1/2034                                                                  798              835
  Pool #801716, 5.50%, Due 10/1/2034                                                                  869              886
  Pool #255460, 6.50%, Due 11/1/2034                                                                  183              191
                                                                                                             -------------
      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                   17,980
                                                                                                             -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.24%
  Pool #780400, 7.00%, Due 12/15/2025                                                                 506              539
  Pool #780615, 6.50%, Due 8/15/2027                                                                  526              556
  Pool #780747, 6.50%, Due 3/15/2028                                                                  755              797
  Pool #780936, 7.50%, Due 12/15/2028                                                                 328              353
  Pool #781273, 6.00%, Due 4/15/2031                                                                  691              719
  Pool #781564, 6.00%, Due 2/15/2033                                                                  795              827
  Pool #781589, 5.50%, Due 4/15/2033                                                                  495              509
  Pool #781603, 5.00%, Due 5/15/2033                                                                  495              499
  Pool #616094, 6.00%, Due 11/15/2033                                                                 567              590
  Pool #781690, 6.00%, Due 12/15/2033                                                                 605              629
  Pool #003515, 5.50%, Due 2/20/2034                                                                1,713            1,757
  Pool #003517, 6.00%, Due 2/20/2034                                                                  486              504
                                                                                                             -------------
      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                                 8,279
                                                                                                             -------------
   TOTAL U.S. AGENCY  MORTGAGE-BACKED OBLIGATIONS                                                                   34,505
                                                                                                             -------------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.01%
Banc of America Commercial Mortgage, Incorporated 2003-2 A3, 4.342%, Due 3/11/2041                    265              267
Bear Stearns Commercial Mortgage Securities, Incorporated 2004-PWR5 A4, 4.831%, Due 7/11/2042         535              543
Countrywide Home Loan, Incorporated 2004-18 A1, 6.00%, Due 10/25/2034                                 630              640
General Electric Capital Commercial Mortgage Corporation 2003-C2 A2, 4.17%, Due 7/10/2037             312              313
General Electric Capital Commercial Mortgage Corporation 2004-C3 A3, 4.865%, Due 7/10/2039            495              507
Morgan Stanley Dean Witter & Company 2003-T11 A2, 4.34%, Due 6/13/2041                                300              301
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2, 3.989%, Due 6/15/2035                             464              446
                                                                                                             -------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                                                                      3,017
                                                                                                             -------------

CORPORATE OBLIGATIONS - 34.75%
FINANCIAL - 14.33%
AEGON, N.V., 8.00%, Due 8/15/2006                                                                     300              319
American General Finance Corporation, 5.375%, Due 9/1/2009                                            180              188
Assurant, Incorporated, 5.625%, Due 2/15/2014                                                         225              234
Banco Popular North America Inc, 4.25%, Due 4/1/2008                                                  200              201
Bank One Corporation,
  5.90%, Due 11/15/2011                                                                               440              473
  4.90%, Due 4/30/2015                                                                                200              198
Bear Stearns Companies, Incorporated, 2.875%, Due 7/2/2008                                            400              386
BHP Finance (USA) Limited, 4.80%, Due 4/15/2013                                                       150              153
Boeing Capital Corporation, 5.40%, Due 11/30/2009                                                     450              473

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                Par
                                                                                               Amount            Value
                                                                                            -------------    -------------
                                                                                                 (dollars in thousands)
Capital One Bank,
  6.70%, Due 5/15/2008                                                                                350              377
  5.75%, Due 9/15/2010                                                                                180              190
  5.125%, Due 2/15/2014                                                                               220              222
Caterpillar Financial Services Corporation, 3.70%, Due 8/15/2008                                      495              491
Cendant Corporation, 6.875%, Due 8/15/2006                                                            450              471
Countrywide Home Loan, Incorporated,
  3.50%, Due 12/19/2005                                                                               250              251
  3.25%, Due 5/21/2008                                                                                290              282
Credit Suisse First Boston, 6.50%, Due 5/1/2008                                                       350              376
John Deere Capital Corporation,
  3.375%, Due 10/1/2007                                                                               350              346
  4.125%, Due 1/15/2010                                                                               275              274
Deutsche Telekom International Finance Corporation, 8.50%, Due 6/15/2010                              150              178
Fleet Norstar Financial Group, Incorporated, 8.625%, Due 1/15/2007                                    200              219
Ford Motor Credit Company,
  6.50%, Due 1/25/2007                                                                                185              190
  7.375%, Due 10/28/2009                                                                              220              234
General Electric Capital Corporation, 6.875%, Due 11/15/2010                                          380              428
General Motors Acceptance Corporation,
  6.75%, Due 1/15/2006                                                                                350              358
  6.125%, Due 8/28/2007                                                                               240              244
  7.25%, Due 3/2/2011                                                                                 220              225
  8.375%, Due 7/15/2033                                                                               115              116
Goldman Sachs Group, Incorporated, 4.75%, Due 7/15/2013                                               250              249
Household Finance Corporation,
  5.75%, Due 1/30/2007                                                                                500              519
  6.375%, Due 11/27/2012                                                                              255              283
ING Bank, NV, 5.125%, Due 5/1/2015, 144A (Note A)                                                     250              258
International Lease Finance Corporation, 6.375%, Due 3/15/2009                                        250              270
Lincoln National Corporation, 4.75%, Due 2/15/2014                                                    100               98
Merrill Lynch & Company, Incorporated, 5.00%, Due 1/15/2015                                           475              477
MetLife Global Funding I, 3.375%, Due 10/5/2007, 144A (Note A)                                        350              346
Morgan Stanley, 4.00%, Due 1/15/2010                                                                  375              370
PHH Corporation, 6.00%, Due 3/1/2008                                                                  200              210
Prudential Financial, Incorporated,
  3.75%, Due 5/1/2008                                                                                 130              129
  4.50%, Due 7/15/2013                                                                                225              219
  5.10%, Due 9/20/2014                                                                                210              213
Simon Property Group LP, 6.375%, Due 11/15/2007                                                       200              212
SLM Corporation,
  3.95%, Due 8/15/2008                                                                                325              325
  4.00%, Due 1/15/2009                                                                                700              699
Synovus Financial Corporation, 4.875%, Due 2/15/2013                                                  200              201
Verizon Global Funding Corporation, 4.375%, Due 6/1/2013                                              400              392
Washington Mutual Corporation, 4.625%, Due 4/1/2014                                                   170              165
Washington Mutual Financial Corporation, 6.875%, Due 5/15/2011                                        190              216
WellPoint, Incorporated, 144A (Note A),
  3.75%, Due 12/14/2007                                                                               235              234
  5.00%, Due 12/15/2014                                                                               210              211
                                                                                                             -------------
      TOTAL FINANCIAL                                                                                               14,393
                                                                                                             -------------

FOREIGN - 1.12%
America Movil S.A. de C.V., 5.75%, Due 1/15/2015                                                      270              274
Province of Ontario, 3.35%, Due 7/16/2007                                                             500              496
Telefonos de Mexico, S.A. de C.V., 5.50%, Due 1/27/2015, 144A (Note A)                                200              199
United Mexican States, 7.50%, Due 4/8/2033                                                            140              156
                                                                                                             -------------
      TOTAL FOREIGN                                                                                                  1,125
                                                                                                             -------------

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                Par
                                                                                               Amount            Value
                                                                                            -------------    -------------
                                                                                                 (dollars in thousands)
INDUSTRIALS - 13.80%
Amgen, Incorporated, 4.00%, Due 11/18/2009, 144A (Note A)                                             210              209
Anheuser Busch Companies, Incorporated, 6.50%, Due 1/1/2028 /\                                        350              408
Atlantic Richfield Company, 8.50%, Due 4/1/2012                                                       255              317
Baxter International, Incorporated, 5.25%, Due 5/1/2007                                               315              324
Bunge Limited Finance Corporation, 7.80%, Due 10/15/2012                                              150              179
Carnival Corporation, 3.75%, Due 11/15/2007                                                           380              378
Comcast Cable Communications, 7.625%, Due 2/15/2008                                                   230              252
Comcast Corporation, 5.50%, Due 3/15/2011                                                             160              169
Conagra Foods, Incorporated,
  7.125%, Due 10/1/2026                                                                               380              461
  7.00%, Due 10/1/2028                                                                                400              481
ConocoPhillips, 3.625%, Due 10/15/2007                                                                225              224
Continental Cablevision, Incorporated, 8.30%, Due 5/15/2006                                           250              264
DaimlerChrysler North America,
  4.75%, Due 1/15/2008                                                                                345              351
  6.50%, Due 11/15/2013                                                                               225              245
Dell Computer Corporation, 6.55%, Due 4/15/2008                                                       400              431
EOG Resources, Incorporated, 4.75%, Due 3/15/2014, 144A (Note A)                                      225              222
EOP Operating Limited Partnership, 4.75%, Due 3/15/2014                                               300              292
France Telecom SA, 8.50%, Due 3/1/2011                                                                270              322
Hertz Corporation, 4.70%, Due 10/2/2006                                                               450              452
Hewlett Packard Company, 5.75%, Due 12/15/2006                                                        325              337
Kerr McGee Corporation, 5.875%, Due 9/15/2006                                                         480              496
Lockheed Martin Corporation, 7.20%, Due 5/1/2036                                                      470              587
Martin Marietta Material, Incorporated, 6.90%, Due 8/15/2007                                          300              321
Motorola, Incorporated, 4.608%, 11/16/2007                                                            570              578
Norfolk Southern Corporation, 7.05%, Due 5/1/2037                                                     155              190
Northrop Grumman Corporation,
  4.079%, Due 11/16/2006                                                                              450              453
  7.125%, Due 2/15/2011                                                                               250              286
Occidental Petroleum Corporation, 6.75%, Due 1/15/2012                                                150              170
Ocean Energy, Incorporated, 4.375%, Due 10/1/2007                                                     315              318
Pepsi Bottling Group, Incorporated, 7.00%, Due 3/1/2029                                               350              435
Pulte Homes, Incorporated,
  4.875%, Due 7/15/2009                                                                               100              101
  5.25%, Due 1/15/2014                                                                                100              100
Reed Elsevier Capital, Incorporated, 6.125%, Due 8/1/2006                                             485              500
Schering Plough Corporation, 6.75%, Due 12/1/2033                                                     200              231
Sprint Capital Corporation,
  6.00%, Due 1/15/2007                                                                                485              504
  8.375%, Due 3/15/2012                                                                               150              182
  8.75%, Due 3/15/2032                                                                                225              305
Time Warner, Incorporated, 7.625%, Due 4/15/2031                                                      155              191
Union Oil Company of California, 7.90%, Due 4/18/2008                                                 100              110
Union Pacific Corporation, 6.50%, Due 4/15/2012 /\                                                    200              223
Univision Communications, Incorporated, 3.875%, Due 10/15/2008                                        390              386
Wal-Mart Stores, Incorporated, 7.55%, Due 2/15/2030                                                   350              467
Weyerhaeuser Company, 5.95%, Due 11/1/2008                                                            210              223
Wyeth Corporation, 5.50%, Due 2/1/2014                                                                180              188
                                                                                                             -------------
      TOTAL INDUSTRIALS                                                                                             13,863
                                                                                                             -------------

TELECOMMUNICATIONS - 2.92%
AT&T Broadband Corporation, 8.375%, Due 3/15/2013                                                     448              553
AT&T Wireless Services, Incorporated,
  7.35%, Due 3/1/2006                                                                                 800              833
  8.125%, Due 5/1/2012                                                                                390              471

AMERICAN AADVANTAGE INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                Par
                                                                                               Amount            Value
                                                                                            -------------    -------------
                                                                                                 (dollars in thousands)
  8.75%, Due 3/1/2031                                                                                 170              234
Verizon Communications, Incorporated, 6.36%, Due 4/15/2006                                            500              516
Verizon Wireless Capital, LLC, 5.375%, Due 12/15/2006                                                 310              320
                                                                                                             -------------
      TOTAL TELECOMMUNICATIONS                                                                                       2,927
                                                                                                             -------------

UTILITIES - 2.58%
AEP Texas Central Company, 6.65%, Due 2/15/2033                                                       155              176
Appalachian Power Company, 5.95%, Due 5/15/2033                                                       230              241
Consolidated Natural Gas Company, 6.875%, Due 10/15/2026                                              290              342
Dominion Resources, Incorporated, 5.00%, Due 3/15/2013                                                150              152
FPL Group, Incorporated, 4.086%, Due 2/16/2007                                                        210              211
Marathon Oil Corporation, 5.375%, Due 6/1/2007                                                        255              264
MidAmerican Energy Holdings Company,
  3.50%, Due 5/15/2008                                                                                270              265
  5.875%, Due 10/1/2012                                                                               200              213
Public Service Enterprise Group, Incorporated, 6.95%, Due 6/1/2012                                    240              271
Southern Company Capital Funding, Incorporated, 5.30%, Due 2/1/2007                                   220              229
Xcel Energy, Incorporated, 7.00%, Due 12/1/2010                                                       200              226
                                                                                                             -------------
      TOTAL UTILITIES                                                                                                2,590
                                                                                                             -------------
   TOTAL CORPORATE OBLIGATIONS                                                                                      34,898
                                                                                                             -------------

ASSET-BACKED SECURITIES - 2.31%
Citigroup Commercial Mortgage Trust 2004-C2 A3, 4.38%, Due 10/15/2041                                 470              469
Household Automotive Trust 2004-1 A3, 3.30%, Due 5/18/2009                                            700              696
Master Asset Securitization Trust 2002-6 2A1, 5.75%, Due 10/25/2017                                   741              746
JP Morgan Chase Commercial Mortgage Securities Corp 2004-CBX A4, 4.529%, Due 11/12/2039               255              256
TXU Electric Delivery Transition 2004-1 A2, 4.81%, Due 11/15/2012                                     148              152
                                                                                                             -------------
   TOTAL ASSET-BACKED SECURITIES                                                                                     2,319
                                                                                                             -------------

SHORT-TERM INVESTMENTS - 20.35%                                                                Shares
                                                                                            -------------
American AAdvantage Money Market Select Fund (Note B)                                           8,844,770            8,845
AMR Investments Enhanced Cash Business Trust (Note B)                                          11,597,304           11,597
                                                                                                             -------------
   TOTAL SHORT-TERM INVESTMENTS                                                                                     20,442
                                                                                                             -------------

TOTAL INVESTMENTS - 116.49% (COST $115,981) (NOTE C)                                                               117,003
                                                                                                             -------------

LIABILITIES, NET OF OTHER ASSETS - (16.49%)                                                                       (16,563)
                                                                                                             -------------

TOTAL NET ASSETS - 100%                                                                                      $     100,440
                                                                                                             =============

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,679 or 1.67% of net assets.

(B) The money market fund and the Fund are affiliated by having the same investment advisor.

(C) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $116,030 and the net unrealized appreciation of investments based on that cost is $973 which is comprised of $1345 aggregate gross unrealized appreciation and $372 aggregate gross unrealized depreciation.

/\ - All or a portion of this security is on loan at January 31, 2005.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American Beacon International Equity Fund invests all of its investable assets in the International Equity Portfolio of the American Beacon Master Trust. The schedule of investments of the American Beacon Master International Equity Portfolio for the fiscal quarter ended January 31, 2005 is provided below.


AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
STOCKS - 91.76%
AUSTRALIA - 1.24%
AUSTRALIA PREFERRED STOCK - 0.15%
AMP Limited                                                                            555,210      $     3,287
                                                                                                    -----------
       TOTAL AUSTRALIA PREFERRED STOCK                                                                    3,287
                                                                                                    -----------

AUSTRALIA COMMON STOCK - 1.09%
Alumina Limited                                                                        926,340            4,397
Commonwealth Bank of Australia                                                         204,190            5,306
Macquarie Airports Management Limited +                                                901,717            2,419
Macquarie Infrastructure Group +                                                       122,626              362
National Australia Bank                                                                335,630            7,713
The News Corporation Limited +                                                         189,580            3,223
                                                                                                    -----------
     TOTAL AUSTRALIA COMMON STOCK                                                                        23,420
                                                                                                    -----------
   TOTAL AUSTRALIA                                                                                       26,707
                                                                                                    -----------

CANADA COMMON STOCK - 1.69%
Alcan, Incorporated                                                                    113,581            4,529
BCE, Incorporated                                                                      299,790            7,147
Celestica, Incorporated +                                                              741,600            9,650
Husky Energy, Incorporated                                                             155,060            4,175
Manulife Financial Corporation                                                         234,865           10,328
Novelis, Incorporated +                                                                 22,716              507
                                                                                                    -----------
   TOTAL CANADA COMMON STOCK                                                                             36,336
                                                                                                    -----------

DENMARK COMMON STOCK - 0.08%
Vestas Wind Systems +                                                                  147,226            1,768
                                                                                                    -----------
   TOTAL DENMARK COMMON STOCK                                                                             1,768
                                                                                                    -----------

FINLAND COMMON STOCK - 1.58%
KCI Konecranes Oyj                                                                     105,880            4,748
M-real Oyj                                                                             432,830            2,342
Nokia Oyj                                                                              220,100            3,365
Stora Enso Oyj                                                                         754,600           10,872
UPM-Kymmene Oyj                                                                        593,210           12,551
                                                                                                    -----------
   TOTAL FINLAND COMMON STOCK                                                                            33,878
                                                                                                    -----------

FRANCE COMMON STOCK - 9.45%
Accor S.A.                                                                             103,460            4,529
AXA                                                                                    747,905           18,162
BNP Paribas S.A.                                                                       131,268            9,479
Carrefour S.A.                                                                         263,440           13,566
Compagnie Generale des Etablissements Michelin                                          97,210            6,292
Credit Agricole S.A.                                                                   368,654           10,991
France Telecom S.A. +                                                                  463,260           14,550
Lagardere S.C.A.                                                                        84,200            6,346
Sanofi-Synthelabo                                                                      618,137           46,073
Schneider Electric S.A.                                                                141,000           10,776
Suez S.A.                                                                              244,630            6,586
Thomson S.A.                                                                           152,700            3,878
Total S.A.                                                                             165,959           35,643
Vinci S.A.                                                                             112,520           16,137
                                                                                                    -----------
   TOTAL FRANCE COMMON STOCK                                                                            203,008
                                                                                                    -----------

GERMANY - 8.05%
GERMANY PREFERRED STOCK - 2.50%
Commerzbank AG +                                                                       134,900            2,871
Depfa Bank plc +                                                                       541,037            9,548
Deutsche Telekom +                                                                     747,000           16,151
Fresenius Medical Care AG                                                              114,723            6,664
Heidelberger Druck +                                                                    80,600            2,738
Karstadt Quelle AG                                                                     382,434            3,606
Lanxess AG +                                                                            15,750              305

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
Schering AG                                                                            175,800           11,897
                                                                                                    -----------
       TOTAL GERMANY PREFERRED STOCK                                                                     53,780
                                                                                                    -----------

GERMANY COMMON STOCK - 5.55%
BASF AG +                                                                               79,020            5,399
Bayer AG                                                                               157,500            5,145
Celesio AG                                                                             135,245           10,495
Deutsche Post AG                                                                       974,103           22,704
E.ON AG +                                                                              282,340           25,301
Merck KGaA                                                                              88,460            5,871
Muenchener Rueckversicherung-Gesellschaft AG +                                          22,397            2,563
Porsche AG                                                                               8,068            5,258
Siemens AG                                                                             156,300           12,404
Volkswagen AG                                                                          502,890           24,137
                                                                                                    -----------
       TOTAL GERMANY COMMON STOCK                                                                       119,277
                                                                                                    -----------
   TOTAL GERMANY                                                                                        173,057
                                                                                                    -----------

HONG KONG COMMON STOCK - 1.83%
Cheung Kong Holdings Limited                                                           584,000            5,360
China Netcom Group +                                                                 3,524,000            5,068
Henderson Land Development Company Limited                                           1,990,000            9,429
Hutchison Whampoa Limited                                                              195,000            1,777
PetroChina Company Limited                                                          18,422,000           10,322
Swire Pacific Limited +                                                                937,500            7,362
                                                                                                    -----------
   TOTAL HONG KONG COMMON STOCK                                                                          39,318
                                                                                                    -----------

IRELAND COMMON STOCK - 1.90%
Allied Irish Banks plc                                                                 568,541           11,279
Bank of Ireland                                                                        910,300           14,427
CRH plc                                                                                573,695           15,171
                                                                                                    -----------
   TOTAL IRELAND COMMON STOCK                                                                            40,877
                                                                                                    -----------

ITALY COMMON STOCK - 3.05%
Enel S.p.A. +                                                                        1,588,260           14,927
Eni S.p.A.                                                                             912,857           22,227
Finmeccanica S.p.A.                                                                  5,558,000            5,199
Riunione Adriatica di Sicurta S.p.A.                                                   211,223            4,769
SanPaolo IMI S.p.A.                                                                    191,700            2,675
Telecom Italia S.p.A.                                                                1,363,949            5,408
T.E.R.N.A. +                                                                         1,283,500            3,543
UniCredito Italiano S.p.A.                                                           1,216,000            6,691
                                                                                                    -----------
       TOTAL ITALY COMMON STOCK                                                                          65,439
                                                                                                    -----------

JAPAN COMMON STOCK - 14.1%
Aiful Corporation                                                                       48,250            5,466
Acom Company Limited                                                                   167,180           11,756
Alps Electric Company Limited                                                          298,000            4,068
Canon, Incorporated                                                                    183,200            9,522
Credit Saison Company Limited                                                          111,900            3,790
DENSO Corporation                                                                      105,500            2,732
East Japan Railway Company                                                               1,744            9,398
FANUC Limited                                                                          143,000            9,626
Fujitsu Limited                                                                      1,162,000            6,766
Hitachi Limited +                                                                      574,000            3,833
Honda Motor Company Limited                                                            333,700           17,509
Kao Corporation                                                                        146,000            3,399
KDDI Corporation                                                                           932            4,749
Komatsu Limited                                                                        590,209            4,373
Konica Corporation                                                                     763,840            9,589
Kuraray Company Limited                                                                314,500            2,891
Minebea Company Limited                                                              1,129,000            4,919
Mitsubishi Estate Company Limited                                                      716,000            9,022
Murata Manufacturing Company Limited                                                   260,700           13,576
NEC Corporation                                                                        409,000            2,337
NEC Electronics Corporation                                                            103,200            5,211

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
Nintendo Company Limited                                                                44,700            5,055
Nippon Express Company                                                               1,194,500            5,834
Nippon Telegraph & Telephone Corporation +                                               1,224            5,149
Nissan Motor Company Limited                                                         1,151,700           12,235
Nomura Holdings, Incorporated                                                        1,263,000           16,712
NTT DoCoMo, Incorporated                                                                 3,725            6,482
Promise Company Limited                                                                191,750           13,460
Sekisui House Limited /\                                                               381,000            4,416
Seiko Epson Corporation                                                                134,900            5,593
Shin-Etsu Chemical Company Limited                                                     358,700           14,172
Sompo Japan Insurance, Incorporated                                                    529,000            5,194
Sony Corporation                                                                       146,500            5,426
Sumitomo Chemical Company Limited                                                    1,147,000            5,941
Sumitomo Trust and Banking Company Limited                                             863,000            5,843
Takeda Chemical Industries Limited                                                     264,900           12,591
Takefuji Corporation                                                                   275,450           19,315
Tokyo Gas Company Limited                                                            2,408,000            9,940
Yamanouchi Pharmaceutical Company Limited                                              139,700            5,070
                                                                                                    -----------
   TOTAL JAPAN COMMON STOCK                                                                             302,960
                                                                                                    -----------

MEXICO COMMON STOCK - 0.19%
Telefonos de Mexico, S.A. de C.V., ADR                                                 111,700            4,161
                                                                                                    -----------
   TOTAL MEXICO COMMON STOCK                                                                              4,161
                                                                                                    -----------

NETHERLANDS COMMON STOCK - 6.56%
ABN AMRO Holding N.V.                                                                  358,336            9,702
CNH Global N.V.                                                                         40,980              760
Fortis Bank N.V. +                                                                     159,200            4,295
Heineken N.V.                                                                          193,915            6,640
IHC Caland N.V.                                                                         64,180            4,050
ING Groep N.V.                                                                         822,724           23,739
Koninklijke (Royal) Philips Electronics N.V.                                         1,389,908           36,243
Reed Elsevier N.V.                                                                     194,820            2,630
Royal Dutch Petroleum Company +                                                        447,290           25,987
TPG N.V. +                                                                             525,951           14,430
Unilever N.V.                                                                           48,830            3,182
Vedior N.V.                                                                            294,104            5,220
Wolters Kluwer N.V.                                                                    217,200            3,917
                                                                                                    -----------
   TOTAL NETHERLANDS COMMON STOCK                                                                       140,795
                                                                                                    -----------

NEW ZEALAND COMMON STOCK - 0.65%
Carter Holt Harvey Limited                                                           1,750,417            2,711
Telecom Corporation of New Zealand Limited                                           2,537,881           11,117
                                                                                                    -----------
   TOTAL NEW ZEALAND COMMON STOCK                                                                        13,828
                                                                                                    -----------

NORWAY COMMON STOCK - 1.15%
DnB NOR ASA                                                                            382,600            3,504
Frontline Limited +                                                                      5,900              294
Norsk Hydro ASA                                                                         50,830            3,879
Statoil ASA                                                                            449,900            6,889
Telenor ASA                                                                          1,092,310           10,045
                                                                                                    -----------
   TOTAL NORWAY COMMON STOCK                                                                             24,611
                                                                                                    -----------

PORTUGAL COMMON STOCK - 0.96%
Portugal Telecom, SGPS, S.A.                                                         1,665,443           20,607
                                                                                                    -----------
   TOTAL PORTUGAL COMMON STOCK                                                                           20,607
                                                                                                    -----------

SINGAPORE COMMON STOCK - 1.57%
Creative Technology Limited                                                            659,320            8,969
Development Bank of Singapore Group Holdings Limited                                 1,020,795            9,857
Oversea-Chinese Banking Corporation Limited                                          1,106,650            9,269
United Overseas Bank Limited                                                           659,000            5,600
                                                                                                    -----------
   TOTAL SINGAPORE COMMON STOCK                                                                          33,695
                                                                                                    -----------

SOUTH KOREA COMMON STOCK - 0.64%

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
Kookmin Bank, ADR, +                                                                   140,510            6,098
Korea Electric Power Corporation                                                        86,860            2,356
LG Electronics, Incorporated                                                            76,760            5,296
                                                                                                    -----------
   TOTAL SOUTH KOREA COMMON STOCK                                                                        13,750
                                                                                                    -----------

SPAIN COMMON STOCK - 3.97%
Altadis S.A.                                                                           204,780            8,940
Amadeus Global Travel Distribution                                                     796,234            7,506
Banco Popular Espanol S.A.                                                              99,140            6,580
Banco Santander Central Hispano SA                                                     583,044            6,914
Enagas S.A.                                                                            695,993           11,268
Endesa S.A. +                                                                          187,000            4,259
Iberdrola S.A.                                                                         236,477            5,860
Repsol YPF S.A. +                                                                      267,740            6,844
Telefonica S.A. +                                                                    1,481,192           26,979
                                                                                                    -----------
   TOTAL SPAIN COMMON STOCK                                                                              85,150
                                                                                                    -----------

SWEDEN COMMON STOCK - 2.17%
Atlas Copco AB                                                                         154,260            7,189
Autoliv, Incorporated +                                                                147,500            6,905
Electrolux AB                                                                          212,450            4,523
ForeningsSparbanken AB                                                                 136,170            3,176
Nordea AB +                                                                            604,280            5,590
Securitas AB                                                                           293,980            4,641
Stora Enso Oyj, Series A                                                                66,662              957
Stora Enso Oyj, Series R                                                               209,182            3,009
TDC A/S +                                                                              109,240            4,533
Volvo AB                                                                               148,990            6,047
                                                                                                    -----------
   TOTAL SWEDEN COMMON STOCK                                                                             46,570
                                                                                                    -----------

SWITZERLAND COMMON STOCK - 6.07%
Adecco SA                                                                              135,420            7,059
Compagnie Financiere Richemont AG +                                                    191,300            5,979
Credit Suisse Group +                                                                  572,278           23,081
Geberit AG                                                                               8,283            6,165
Julius Baer Holding Limited                                                              5,800            2,029
Lonza Group AG                                                                         152,913            9,404
Nestle SA +                                                                             86,050           22,553
Novartis AG /\                                                                         185,872            8,899
SIG Holding AG                                                                           3,185              777
Swiss Reinsurance                                                                      297,020           20,274
Syngenta AG +                                                                           70,009            7,525
UBS AG                                                                                  64,080            5,191
Zurich Financial Services AG +                                                          68,889           11,478
                                                                                                    -----------
   TOTAL SWITZERLAND COMMON STOCK                                                                       130,414
                                                                                                    -----------

UNITED KINGDOM COMMON STOCK - 24.86%
Alliance Unichem plc                                                                   385,550            5,449
AMVESCAP plc                                                                           353,530            2,331
Anglo American plc                                                                      95,400            2,215
Aviva plc                                                                              878,240           10,508
BAA plc                                                                                924,307           10,866
BAE Systems plc +                                                                    5,298,547           24,472
Barclays plc                                                                         1,461,500           16,032
Barratt Development plc                                                                355,600            4,073
BHP Billiton plc                                                                       761,159            9,425
BOC Group                                                                              487,200            9,004
BP plc                                                                               1,695,430           16,810
Brambles Industries plc                                                                700,641            3,619
British American Tobacco Industries plc                                                700,293           12,127
British Sky Broadcasting Group plc                                                     508,800            5,418
BT Group plc +                                                                       2,452,479            9,633
Cadbury Schweppes plc                                                                1,481,350           13,273
Centrica plc +                                                                       1,861,200            8,177
Cobham plc                                                                              41,060            1,033

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
Compass Group plc                                                                    1,302,770            5,919
Diageo plc                                                                           1,938,020           26,415
GKN plc                                                                              1,077,700            4,941
GlaxoSmithKline plc +                                                                1,945,633           43,203
Hanson plc                                                                             922,955            8,611
HSBC Holdings plc                                                                    1,178,865           19,560
Imperial Tobacco Group plc                                                             344,340            9,030
Kesa Electricals plc                                                                   507,200            3,053
Kidde plc                                                                            1,846,650            5,734
Kingfisher plc                                                                       1,672,439            9,610
Lloyds TSB Group plc                                                                 1,662,244           15,542
Marks and Spencer Group plc +                                                        1,358,500            9,228
National Grid Transco plc                                                              529,870            5,162
Pearson plc                                                                            398,540            4,626
Prudential plc                                                                       1,368,450           11,858
Reed Elsevier plc +                                                                    863,360            7,837
Rentokil Initial plc                                                                 3,296,460            9,444
Reuters Group plc +                                                                  1,265,558            9,506
Rio Tinto plc                                                                           60,744            1,898
Rolls-Royce plc                                                                      1,062,190            5,217
Royal Bank of Scotland Group plc                                                     1,248,058           41,343
J. Sainsbury plc +                                                                     910,259            4,855
Shell Transport & Trading Company plc                                                3,228,901           28,202
Shire Pharmaceuticals Group plc                                                        355,980            4,153
Smiths Group plc                                                                       390,840            6,188
Standard Chartered plc                                                                 173,680            3,191
TI Automotive                                                                          681,500                -
Unilever plc                                                                         3,408,714           32,354
Vodafone Group plc                                                                   7,297,872           18,893
Wolseley plc                                                                           366,925            7,607
Yell Group plc                                                                         724,190            6,235
                                                                                                    -----------
   TOTAL UNITED KINGDOM COMMON STOCK                                                                    533,880
                                                                                                    -----------
   TOTAL STOCKS                                                                                       1,970,809
                                                                                                    -----------

SHORT TERM INVESTMENTS - 9.15%
American AAdvantage Money Market Select Fund (Note A)                              196,575,936          196,576
                                                                                                    -----------
     TOTAL SHORT TERM INVESTMENTS                                                                       196,576
                                                                                                    -----------

TOTAL INVESTMENTS - 100.91%  (COST $1,737,199) (NOTE B)                                               2,167,385
                                                                                                    -----------

LIABILITIES, NET OF OTHER ASSETS - (0.91%)                                                              (19,497)
                                                                                                    -----------

TOTAL NET ASSETS - 100%                                                                             $ 2,147,888
                                                                                                    ===========

(A) The money market fund and the Fund are affiliated by having the same investment advisor.

(B) At January 31, 2005 the aggregate cost of securities for federal income tax purposes is $1,752,889 and the net unrealized appreciation of investments based on that cost is $414,496 which is comprised of $435,423 aggregate gross unrealized appreciation and $20,927 aggregate gross unrealized depreciation.

/\-  All or a portion of the security is on loan at January 31, 2005.

+ -  Non-income producing security.

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
INTERNATIONAL EQUITY INDUSTRY DIVERSIFICATION
January 31, 2005

                                                        PERCENT OF NET ASSETS
                                                        ---------------------
Consumer Discretionary                                       11.65%
Consumer Staples                                              7.28%
Energy                                                        7.49%
Financials                                                   23.84%
Health Care                                                   7.47%
Industrials                                                  11.69%
Information Technology                                        3.39%
Materials                                                     6.47%
Short-Term Investments                                        9.15%
Telecommunication Services                                    7.95%
Utilities                                                     4.53%
Other Liabilities                                            -0.91%
                                                            ------
                                                            100.00%
                                                            ======

Schedule of Futures Contracts
(dollars in $000's)
                                                                     Unrealized
                                                        Market      Appreciation/
                          Expiration     Contracts       Value      Depreciation
                          ----------     ---------    ----------    ------------
France CAC 40 Index       March 2005     354          $ 18,105      $  514
Germany DAX Index         March 2005     95           $ 13,223      $   77
UK FTSE 100 Index         March 2005     534          $ 48,606      $  723
Hang Seng Index           February 2005  36           $  3,163      $   75
Italy MIB 30 Index        March 2005     39           $  7,990      $  212
Tokyo FE TOPIX Index      March 2005     378          $ 41,708      $1,179
Spain IBEX 35 Index       February 2005  65           $  7,813      $   95
Sweden OMX Index          February 2005  444          $  4,714      $   83
Canada S&PCDA 60 Index    March 2005     153          $ 12,504      $  100
Australia SPI Index       March 2005     126          $  9,972      $  281
Netherlands 200 AEX Index February 2005  99           $  9,297      $  129
                                                     ---------------------------
Total                                                 $177,095      $3,468
                                                     ===========================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                     Shares          Value
                                                                    --------        --------
                                                                     (dollars in thousands)
COMMON STOCK - 99.01%
CONSUMER DISCRETIONARY - 18.59%
AUTO COMPONENTS - 0.17%
Johnson Controls, Incorporated                                         1,300        $     77
Lear Corporation                                                         400              22
                                                                                    --------
  TOTAL AUTO COMPONENTS                                                                   99
                                                                                    --------

AUTOMOBILES  - 0.13%
Ford Motor Company                                                     1,200              16
Harley Davidson, Incorporated                                          1,000              60
                                                                                    --------
  TOTAL AUTOMOBILES                                                                       76
                                                                                    --------

HOTELS, RESTAURANTS & LEISURE - 2.60%
Carnival Corporation                                                   2,800             161
GTECH Holdings Corporation                                             2,500              58
Hilton Hotels Corporation                                              2,400              53
International Game Technology, Incorporated                            5,300             166
Marriott International, Incorporated                                   2,100             133
McDonald's Corporation                                                 6,600             214
MGM MIRAGE +                                                           1,000              72
Polaris Industries, Incorporated                                       3,300             223
Starbucks Corporation +                                                5,000             270
Starwood Hotels and Resorts                                              500              29
Yum Brands, Incorporated                                               2,400             111
                                                                                    --------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                                  1,490
                                                                                    --------

HOUSEHOLD DURABLES - 0.39%
American Greetings Corporation                                         1,200              29
The Black & Decker Corporation                                         1,300             107
Centex Corporation                                                       600              37
D R Horton, Incorporated                                                 600              24
Lennar Corporation                                                       200              11
Pulte Homes, Incorporated                                                200              13
                                                                                    --------
  TOTAL HOUSEHOLD DURABLES                                                               221
                                                                                    --------

INTERNET & CATALOG RETAIL - 1.45%
Ebay, Incorporated +                                                  10,200             831
                                                                                    --------
  TOTAL INTERNET & CATALOG RETAIL                                                        831
                                                                                    --------

LEISURE EQUIPMENT & PRODUCTS - 0.21%
Hasbro, Incorporated                                                   2,300              45
Mattel, Incorporated                                                   3,900              76
                                                                                    --------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                                     121
                                                                                    --------

MEDIA - 6.29%
Echostar Communications Corporation +                                  3,300             101
Fox Entertainment Group, Incorporated +                                  600              20
Gannett Company, Incorporated                                          4,800             384
Harman International Industries, Incorporated +                        5,200             633
Liberty Media Corporation +                                           17,500             183
Liberty Media International, Incorporated +                            9,400             426
The E. W. Scripps Company                                              5,100             236

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                     Shares          Value
                                                                    --------        --------
                                                                     (dollars in thousands)
Time Warner, Incorporated +                                           30,900             556
Viacom, Incorporated                                                  28,588           1,067
                                                                                    --------
  TOTAL MEDIA                                                                          3,606
                                                                                    --------

MULTILINE RETAIL - 2.84%
Costco Wholesale Corporation                                           3,600             170
Dollar General Corporation                                             2,800              56
Family Dollar Stores, Incorporated                                       300              10
Kohl's Corporation +                                                   5,100             240
Nordstrom, Incorporated                                                  200              10
Target Corporation                                                     6,300             320
Wal-Mart Stores, Incorporated                                         15,700             823
                                                                                    --------
  TOTAL MULTILINE RETAIL                                                               1,629
                                                                                    --------

SPECIALTY RETAIL - 3.75%
Abercrombie and Fitch Company                                            300              15
AutoNation, Incorporated +                                             7,100             135
Barnes and Noble, Incorporated +                                       2,200              72
Bed Bath & Beyond, Incorporated +                                      2,100              85
Circuit City Stores, Incorporated                                     28,800             412
Foot Locker, Incorporated                                              2,200              59
Home Depot, Incorporated                                              14,300             590
Limited Brands, Incorporated                                           9,900             235
Lowe's Companies, Incorporated                                         6,800             388
Petco Animal Supplies, Incorporated +                                    800              30
TJX Companies, Incorporated                                            5,100             128
                                                                                    --------
  TOTAL SPECIALTY RETAIL                                                               2,149
                                                                                    --------

TEXTILES & APPAREL  - 0.76%
Jones Apparel Group, Incorporated                                      2,900              97
Nike, Incorporated                                                     3,900             338
                                                                                    --------
  TOTAL TEXTILES & APPAREL                                                               435
                                                                                    --------
TOTAL CONSUMER DISCRETIONARY                                                          10,657
                                                                                    --------

CONSUMER STAPLES - 8.54%
BEVERAGES - 2.13%
Anheuser Busch Companies, Incorporated                                   700              34
Coca-Cola Company                                                     19,500             809
Pepsico, Incorporated                                                  7,000             376
                                                                                    --------
  TOTAL BEVERAGES                                                                      1,219
                                                                                    --------

FOOD & DRUG RETAILING - 0.76%
Pilgrims Pride Corporation                                             7,000             245
Sysco Corporation                                                      4,000             140
Walgreen Company                                                       1,200              51
                                                                                    --------
  TOTAL FOOD & DRUG RETAILING                                                            436
                                                                                    --------

FOOD PRODUCTS - 0.96%
Archer Daniels Midland Company                                         6,700             162
Hershey Foods Corporation                                                800              47
Tyson Foods, Incorporated                                             19,800             340
                                                                                    --------
  TOTAL FOOD PRODUCTS                                                                    549
                                                                                    --------

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                     Shares          Value
                                                                    --------        --------
                                                                     (dollars in thousands)
HOUSEHOLD PRODUCTS - 2.30%
Procter & Gamble Company                                              24,800           1,320
                                                                                    --------
  TOTAL HOUSEHOLD PRODUCTS                                                             1,320
                                                                                    --------

PERSONAL PRODUCTS - 2.01%
Gillette Company                                                      22,700           1,151
                                                                                    --------
  TOTAL PERSONAL PRODUCTS                                                              1,151
                                                                                    --------

TOBACCO - 0.38%
Altria Group, Incorporated                                             3,400             217
                                                                                    --------
  TOTAL TOBACCO                                                                          217
                                                                                    --------
TOTAL CONSUMER STAPLES                                                                 4,892
                                                                                    --------

ENERGY - 1.90%
ENERGY EQUIPMENT & SERVICES - 0.60%
Baker Hughes, Incorporated                                             1,900              82
Cooper Cameron Corporation +                                           2,300             130
Pride International, Incorporated +                                    4,200              98
Rowan Companies, Incorporated +                                        1,100              31
                                                                                    --------
  TOTAL ENERGY EQUIPMENT & SERVICES                                                      341
                                                                                    --------

OIL & GAS  - 1.30%
Burlington Resources, Incorporated                                    14,700             643
Unocal Corporation                                                     2,100             100
                                                                                    --------
  TOTAL OIL & GAS                                                                        743
                                                                                    --------
TOTAL ENERGY                                                                           1,084
                                                                                    --------

FINANCIALS - 10.97%
BANKS  - 1.68%
Bank of America Corporation                                           13,800             640
North Fork Bancorporation, Incorporated                                4,100             118
U.S. Bancorp, Incorporated                                             3,600             108
Washington Mutual, Incorporated                                          800              32
Wells Fargo & Company                                                  1,100              67
                                                                                    --------
  TOTAL BANKS                                                                            965
                                                                                    --------

DIVERSIFIED FINANCIALS - 4.32%
AmeriCredit Corporation +                                              1,200              29
Charles Schwab Corporation                                            12,400             139
CIT Group, Incorporated                                                2,400              97
Citigroup, Incorporated                                                7,900             387
Countrywide Financial Corporation                                      4,000             148
Doral Financial Corporation                                            2,100              91
Federal Home Loan Mortgage Corporation                                 2,300             150
Federal National Mortgage Corporation                                    800              52
First Data Corporation                                                 6,100             249
MBNA Corporation                                                       7,400             197
Moody's Corporation                                                    7,600             637
Morgan Stanley & Company, Incorporated                                 3,900             218
State Street Corporation                                               1,800              81
                                                                                    --------
  TOTAL DIVERSIFIED FINANCIALS                                                         2,475
                                                                                    --------

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                     Shares          Value
                                                                    --------        --------
                                                                     (dollars in thousands)
INSURANCE - 4.66%
AFLAC, Incorporated                                                    3,600             142
Alleghany Corporation +                                                  250              67
Ambac Financial Group, Incorporated                                    4,100             315
Assurant, Incorporated                                                 1,100              36
Genworth Financial, Incorporated                                         100               3
Hartford Financial Services Group, Incorporated                        2,000             135
Loews Corporation                                                      8,800             598
MBIA, Incorporated                                                     3,700             221
The Progressive Corporation                                            1,200             100
Prudential Financial, Incorporated                                    11,900             642
WellPoint, Incorporated +                                              3,400             413
                                                                                    --------
  TOTAL INSURANCE                                                                      2,672
                                                                                    --------

REAL ESTATE - 0.31%
CarrAmerica Realty Corporation                                           900              27
Equity Office Properties Trust                                         1,800              50
Kimco Realty Corporation                                                 500              27
Mack-Cali Realty Corporation                                             100               4
Regency Centers Corporation                                            1,400              69
                                                                                    --------
  TOTAL REAL ESTATE                                                                      177
                                                                                    --------
TOTAL FINANCIALS                                                                       6,289
                                                                                    --------

HEALTH CARE - 22.30%
BIOTECHNOLOGY - 3.04%
Amgen, Incorporated +                                                  8,700             542
Biogen Idec, Incorporated +                                           11,300             734
Cephalon, Incorporated +                                               1,400              69
Gilead Sciences, Incorporated +                                        5,600             185
ImClone Systems, Incorporated +                                        2,900             122
Millennium Pharmaceuticals, Incorporated +                             9,600              88
                                                                                    --------
  TOTAL BIOTECHNOLOGY                                                                  1,740
                                                                                    --------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.24%
C.R. Bard, Incorporated                                                  500              34
Cytyc Corporation +                                                    1,400              35
Bausch & Lomb, Incorporated                                            1,100              80
Baxter International, Incorporated                                     1,300              44
Biomet, Incorporated                                                   1,200              51
Boston Scientific Corporation +                                       11,800             390
Guidant Corporation                                                    7,800             565
Zimmer Holdings, Incorporated +                                        1,100              87
                                                                                    --------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                               1,286
                                                                                    --------

HEALTH CARE PROVIDERS & SERVICES - 2.78%
Aetna, Incorporated +                                                  4,300             546
Becton Dickinson and Company                                          12,800             725
Cardinal Health, Incorporated                                          1,200              68
McKesson Corporation                                                     700              24
HCA, Incorporated                                                        800              36
St. Jude Medical, Incorporated +                                       2,400              94

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                     Shares          Value
                                                                    --------        --------
                                                                     (dollars in thousands)
UnitedHealth Group, Incorporated +                                     1,100              98
                                                                                    --------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                               1,591
                                                                                    --------

PHARMACEUTICALS - 14.24%
Allergan, Incorporated                                                 5,400             410
Caremark Rx, Incorporated +                                           14,300             559
Eli Lilly & Company                                                   12,900             700
Forest Laboratories, Incorporated +                                   10,900             453
Hospira, Incorporated +                                                  300               9
Johnson & Johnson                                                     41,500           2,685
Medicis Pharmaceutical Corporation                                     1,600              58
Merck & Company, Incorporated                                         13,500             379
OSI Pharmaceuticals, Incorporated +                                    2,400             156
Pfizer, Incorporated                                                  91,560           2,212
Schering Plough Corporation                                            2,400              44
Sepracor, Incorporated +                                               4,900             280
Watson Pharmaceuticals, Incorporated +                                   200               6
Wyeth                                                                  5,300             210
                                                                                    --------
  TOTAL PHARMACEUTICALS                                                                8,161
                                                                                    --------
TOTAL HEALTH CARE                                                                     12,778
                                                                                    --------

INDUSTRIALS - 8.59%
AEROSPACE & DEFENSE - 1.99%
Boeing Company                                                         8,600             435
Lockheed Martin Corporation                                            4,100             237
Northrop Grumman Corporation                                           2,000             104
Raytheon Company                                                       3,800             142
United Technologies Corporation                                        2,200             222
                                                                                    --------
  TOTAL AEROSPACE & DEFENSE                                                            1,140
                                                                                    --------

COMMERCIAL SERVICES & SUPPLIES  - 2.79%
Automatic Data Processing, Incorporated                                  800              35
Cendant Corporation                                                   26,600             626
the Corporate Executive Board Company                                    500              32
FedEx Corporation                                                        500              48
Ryder Systems, Incorporated                                            7,900             360
Staples, Incorporated                                                  7,600             249
United Parcel Service, Incorporated                                    2,600             194
Waste Management, Incorporated                                           900              26
West Corporation +                                                       800              27
                                                                                    --------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                                 1,597
                                                                                    --------

ELECTRICAL EQUIPMENT - 0.15%
Emerson Electric Company                                               1,300              87
                                                                                    --------
  TOTAL ELECTRICAL EQUIPMENT                                                              87
                                                                                    --------

INDUSTRIAL CONGLOMERATES - 2.58%
3M Company                                                             5,000             422
General Electric Company                                               6,800             246
Reynolds American, Incorporated                                        5,300             426
Tyco International Limited                                            10,600             383
                                                                                    --------
  TOTAL INDUSTRIAL CONGLOMERATES                                                       1,477
                                                                                    --------

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                     Shares          Value
                                                                    --------        --------
                                                                     (dollars in thousands)
MACHINERY - 0.43%
Caterpillar, Incorporated                                              1,000              89
Deere and Company                                                      1,800             125
Eaton Corporation                                                        500              34
                                                                                    --------
  TOTAL MACHINERY                                                                        248
                                                                                    --------

TRANSPORTATION - 0.65%
J.B. Hunt Transportation Services, Incorporated                        8,500             375
                                                                                    --------
  TOTAL TRANSPORTATION                                                                   375
                                                                                    --------
TOTAL INDUSTRIALS                                                                      4,924
                                                                                    --------

INFORMATION TECHNOLOGY - 24.50%
COMMUNICATIONS EQUIPMENT  - 5.78%
Cisco Systems, Incorporated +                                         36,900             665
Corning, Incorporated +                                               21,000             230
Juniper Networks, Incorporated +                                       8,600             216
Motorola, Incorporated                                                54,300             855
Qualcomm, Incorporated                                                36,200           1,348
                                                                                    --------
  TOTAL COMMUNICATIONS EQUIPMENT                                                       3,314
                                                                                    --------

COMPUTERS & PERIPHERALS  - 4.90%
Dell, Incorporated +                                                  14,900             622
EMC Corporation +                                                     15,800             207
International Business Machines Corporation                           17,500           1,635
Lexmark International, Incorporated +                                  1,500             125
NCR Corporation +                                                      6,400             219
                                                                                    --------
  TOTAL COMPUTERS & PERIPHERALS                                                        2,808
                                                                                    --------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.57%
Broadcom Corporation +                                                 1,000              32
Ingram Micro, Incorporated +                                           3,500              64
Intersil Corporation                                                   5,400              80
Thermo Electron Corporation +                                          5,000             150
                                                                                    --------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                               326
                                                                                    --------

INTERNET SOFTWARE & SERVICES - 0.87%
Electronic Arts, Incorporated +                                        1,400              90
McAfee, Incorporated +                                                 5,300             137
Mercury Interactive Corporation +                                        300              13
Symantec Corporation +                                                 5,800             136
Yahoo, Incorporated +                                                  3,500             123
                                                                                    --------
  TOTAL INTERNET SOFTWARE & SERVICES                                                     499
                                                                                    --------

IT CONSULTING & SERVICES - 1.02%
Acxiom Corporation                                                    23,000             531
Computer Sciences Corporation +                                          200              10
SunGard Data Systems, Incorporated +                                   1,600              43
                                                                                    --------
  TOTAL IT CONSULTING & SERVICES                                                         584
                                                                                    --------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.56%
Advanced Micro Devices, Incorporated +                                33,400             528

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                     Shares          Value
                                                                    --------        --------
                                                                     (dollars in thousands)
Altera Corporation +                                                   7,800             150
Analog Devices, Incorporated                                          12,400             445
Cree, Incorporated +/\                                                 3,700              89
Freescale Semiconductor, Incorporated, A Shares +                     12,100             207
Freescale Semiconductor, Incorporated, B Shares +                      4,681              82
Intel Corporation                                                     48,400           1,086
Linear Technology Corporation                                          2,600              98
Micron Technology, Incorporated +                                     21,700             226
Novellus Systems, Incorporated +                                       5,800             152
Xilinx, Incorporated                                                   4,300             125
                                                                                    --------
  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                             3,188
                                                                                    --------

SOFTWARE - 5.80%
Autodesk, Incorporated                                                18,600             546
Microsoft Corporation                                                 79,600           2,092
Oracle Corporation +                                                  42,500             585
Take-Two Interactive Software, Incorporated +                            100               4
VERITAS Software Corporation +                                         3,800              98
                                                                                    --------
  TOTAL SOFTWARE                                                                       3,325
                                                                                    --------
TOTAL INFORMATION TECHNOLOGY                                                          14,044
                                                                                    --------

MATERIALS - 1.26%
CHEMICALS - 0.62%
Monsanto Company                                                       4,700             255
Praxair, Incorporated                                                  2,300              99
                                                                                    --------
  TOTAL CHEMICALS                                                                        354
                                                                                    --------

METALS & MINING - 0.64%
Alcoa, Incorporated                                                    3,200              95
Newmont Mining Corporation                                               700              29
Nucor Corporation                                                      2,600             146
United States Steel Corporation                                        1,900              98
                                                                                    --------
  TOTAL METALS & MINING                                                                  368
                                                                                    --------
TOTAL MATERIALS                                                                          722
                                                                                    --------

TELECOMMUNICATION SERVICES - 1.42%
DIVERSIFIED TELECOMMUNICATION - 0.65%
Verizon Communications, Incorporated                                  10,400             370
                                                                                    --------
  TOTAL DIVERSIFIED TELECOMMUNICATION                                                    370
                                                                                    --------

WIRELESS TELECOMMUNICATION SERVICE - 0.77%
Nextel Communications, Incorporated +                                  7,900             227
Sprint Corporation                                                     9,000             214
                                                                                    --------
  TOTAL WIRELESS TELECOMMUNICATION SERVICE                                               441
                                                                                    --------
TOTAL TELECOMMUNICATION SERVICES                                                         811
                                                                                    --------

UTILITIES - 0.94%
ELECTRIC UTILITIES - 0.87%
NRG Energy, Incorporated +                                            13,000             455
Pinnacle West Capital Corporation                                      1,000              41
                                                                                    --------
  TOTAL ELECTRIC UTILITIES                                                               496
                                                                                    --------

AMERICAN AADVANTAGE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                     Shares          Value
                                                                    --------        --------
                                                                     (dollars in thousands)
WATER UTILITIES - 0.07%
Nalco Holding Company +                                                2,000              39
                                                                                    --------
  TOTAL WATER UTILITIES                                                                   39
                                                                                    --------
TOTAL UTILITIES                                                                          535
                                                                                    --------
TOTAL COMMON STOCK                                                                    56,736
                                                                                    --------

SHORT-TERM INVESTMENTS - 1.02%
American AAdvantage Money Market Select Fund (Note A)                264,867             265
AMR Investments Enhanced Cash Business Trust (Note A)                229,990             230
iShares Russell 1000 Growth Index Fund                                 2,030              96
                                                                                    --------
TOTAL SHORT-TERM INVESTMENTS                                                             591
                                                                                    --------

TOTAL INVESTMENTS - 100.03% (COST $53,904) (NOTE B)                                   57,327
                                                                                    --------

LIABILITIES, NET OF OTHER ASSETS - (0.03%)                                               (18)
                                                                                    --------

TOTAL NET ASSETS - 100%                                                             $ 57,309
                                                                                    ========

(A) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(B) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $55,769 and the net unrealized appreciation of investments based on that cost is $1,558 which is comprised of $4,781 aggregate gross unrealized appreciation and $3,223 aggregate gross unrealized depreciation.

/\-  All or a portion of this security is on loan at January 31, 2005.

+ -  Non-income producing security.

Schedule of Futures Contracts
(dollars in $000's)
                                                              Unrealized
                                                   Market     Appreciation/
                     Expiration    Contracts       Value      Depreciation
                     ----------    ---------    ----------    ------------
Emini S&P 500 Index  March 2005    2            $118          $0
                                                ---------------------------
Total                                           $118          $0
                                                ==========================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                            Shares         Value
                                                                          -----------   -----------
                                                                            (dollars in thousands)
COMMON STOCK - 91.24%
CONSUMER DISCRETIONARY - 9.84%
HOTELS, RESTAURANTS & LEISURE - 2.21%
Carnival Corporation                                                          74,600    $     4,297
Interpublic Group Companies, Incorporated +/\                                200,800          2,620
Mattel, Incorporated                                                         250,900          4,880
McDonald's Corporation                                                        80,200          2,598
MGM MIRAGE +                                                                  83,600          6,003
Yum Brands, Incorporated                                                      55,500          2,572
                                                                                        -----------
  TOTAL HOTELS, RESTAURANTS & LEISURE                                                        22,970
                                                                                        -----------

HOUSEHOLD DURABLES  - 2.57%
Centex Corporation                                                           168,000         10,300
Fortune Brands, Incorporated                                                  32,400          2,721
Koninklijke (Royal) Philips Electronics NV                                   197,166          5,142
Matsushita Electric Industrial Company Limited, ADR                          272,000          4,058
Newell Rubbermaid, Incorporated                                               77,800          1,674
Pulte Homes, Incorporated                                                     42,800          2,828
                                                                                        -----------
  TOTAL HOUSEHOLD DURABLES                                                                   26,723
                                                                                        -----------

LEISURE EQUIPMENT & PRODUCTS  - 0.42%
Eastman Kodak Company /\                                                     132,400          4,381
                                                                                        -----------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                                          4,381
                                                                                        -----------

MEDIA - 1.37%
Clear Channel Communications, Incorporated                                   140,500          4,556
The Walt Disney Company                                                      187,300          5,362
Liberty Media Corporation +                                                   96,500          4,370
                                                                                        -----------
  TOTAL MEDIA                                                                                14,288
                                                                                        -----------

MULTILINE RETAIL - 3.02%
Federated Department Stores, Incorporated                                     80,400          4,567
May Department Stores Company                                                100,100          3,393
J.C. Penney Company, Incorporated                                            152,000          6,493
Sears, Roebuck, & Company /\                                                 234,700         11,794
Target Corporation                                                           102,600          5,209
                                                                                        -----------
  TOTAL MULTILINE RETAIL                                                                     31,456
                                                                                        -----------

TEXTILES & APPAREL  - 0.25%
Liz Claiborne, Incorporated                                                   62,000          2,600
                                                                                        -----------
  TOTAL TEXTILES & APPAREL                                                                    2,600
                                                                                        -----------
TOTAL CONSUMER DISCRETIONARY                                                                102,418
                                                                                        -----------

CONSUMER STAPLES - 9.37%
FOOD & DRUG RETAILING - 0.49%
Albertson's, Incorporated                                                    115,700          2,647
Safeway, Incorporated +                                                      131,200          2,473
                                                                                        -----------
  TOTAL FOOD & DRUG RETAILING                                                                 5,120
                                                                                        -----------

FOOD PRODUCTS - 4.27%
Anheuser Busch Companies, Incorporated                                        24,100          1,185
Archer-Daniels-Midland Company                                               276,000          6,679
Conagra, Incorporated                                                        250,700          7,396
Dean Foods Company +                                                         150,100          5,288
General Mills, Incorporated                                                   57,000          3,020
Kellogg Company                                                              116,000          5,178
Kraft Foods, Incorporated                                                    136,300          4,631
Performance Food Group Company                                               128,000          3,483
Sara Lee Company                                                             211,328          4,962
Unilever plc, ADR                                                             67,500          2,585

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                            Shares         Value
                                                                          -----------   -----------
                                                                            (dollars in thousands)
                                                                                        -----------
  TOTAL FOOD PRODUCTS                                                                        44,407
                                                                                        -----------

HOUSEHOLD PRODUCTS - 0.54%
Kimberly Clark Corporation                                                    86,300          5,654
                                                                                        -----------
  TOTAL HOUSEHOLD PRODUCTS                                                                    5,654
                                                                                        -----------

TOBACCO - 4.07%
Altria Group, Incorporated                                                   318,900         20,356
Gallaher Group plc, ADR                                                       77,500          4,556
Imperial Tobacco Group plc, ADR                                              183,500          9,762
UST, Incorporated                                                            150,400          7,619
                                                                                        -----------
  TOTAL TOBACCO                                                                              42,293
                                                                                        -----------
TOTAL CONSUMER STAPLES                                                                       97,474
                                                                                        -----------

ENERGY - 8.14%
ENERGY EQUIPMENT & SERVICES - 1.33%
American Power Conversion Company                                            165,000          3,510
General Electric Company                                                     126,500          4,570
Weatherford International Limited +                                          106,800          5,796
                                                                                        -----------
  TOTAL ENERGY EQUIPMENT & SERVICES                                                          13,876
                                                                                        -----------

OIL & GAS  - 6.81%
BP plc, ADR                                                                  132,036          7,872
ChevronTexaco Corporation                                                    203,562         11,074
ConocoPhillips                                                               263,722         24,471
Devon Energy Corporation                                                     135,700          5,519
Kerr-McGee Corporation                                                        55,600          3,433
Occidental Petroleum Corporation                                             184,900         10,794
Petro-Canada                                                                  47,100          2,432
Valero Energy Corporation                                                    101,500          5,281
                                                                                        -----------
  TOTAL OIL & GAS                                                                            70,876
                                                                                        -----------
TOTAL ENERGY                                                                                 84,752
                                                                                        -----------

FINANCIALS - 26.29%
BANKS  - 7.65%
Bank of America Corporation                                                  474,042         21,981
Comerica, Incorporated                                                        40,400          2,338
Fifth Third Bancorp                                                          114,800          5,335
KeyCorp Limited /\                                                           140,100          4,682
Mitsubishi Tokyo Financial Group, Incorporated, ADR /\                       546,000          5,198
PNC Financial Services Group, Incorporated                                    56,127          3,024
TCF Financial Corporation                                                    104,500          2,937
U. S. Bancorp, Incorporated                                                  157,360          4,729
UnionBanCal Corporation                                                       18,200          1,121
Wachovia Corporation                                                          92,200          5,057
Washington Mutual, Incorporated                                              301,500         12,166
Wells Fargo & Company                                                        180,000         11,034
                                                                                        -----------
  TOTAL BANKS                                                                                79,602
                                                                                        -----------

DIVERSIFIED FINANCIALS - 9.13%
Bear Stearns Companies, Incorporated                                          39,300          3,972
Charles Schwab Corporation                                                   525,000          5,901
CIT Group, Incorporated                                                       52,800          2,132
Citigroup, Incorporated                                                      383,638         18,817
Federal Home Loan Mortgage Corporation                                       111,000          7,247
Federal National Mortgage Association                                         59,300          3,830
Goldman Sachs Group, Incorporated                                             31,800          3,430
ING Groep NV, ADR                                                            188,900          5,452
MBNA Corporation                                                             161,200          4,285
JP Morgan Chase & Company                                                    550,498         20,550

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                            Shares         Value
                                                                          -----------   -----------
                                                                            (dollars in thousands)
Merrill Lynch & Company, Incorporated                                         73,800          4,433
Morgan Stanley & Company, Incorporated                                        86,600          4,846
Principal Financial Group, Incorporated                                      123,800          5,024
SLM Corporation                                                              101,600          5,099
                                                                                        -----------
  TOTAL DIVERSIFIED FINANCIALS                                                               95,018
                                                                                        -----------

INSURANCE - 8.91%
Ace Limited /\                                                               109,600          4,757
Allstate Corporation                                                         233,828         11,794
American International Group, Incorporated                                   138,100          9,155
AON Corporation                                                               94,600          2,151
Assurant, Incorporated                                                        81,600          2,654
Chubb Corporation                                                             71,400          5,318
Conseco, Incorporated +                                                      124,300          2,368
Hartford Financial Services Group, Incorporated                               34,700          2,335
Loews Corporation                                                             45,500          3,094
MetLife, Incorporated                                                        374,800         14,898
MGIC Investments Corporation                                                  68,000          4,345
Prudential Financial, Incorporated                                           151,500          8,167
The St. Paul Travelers Companies, Incorporated                               270,200         10,143
WellPoint, Incorporated +                                                     62,600          7,606
XL Capital Limited                                                            51,900          3,881
                                                                                        -----------
  TOTAL INSURANCE                                                                            92,666
                                                                                        -----------

REAL ESTATE - 0.60%
Equity Office Properties Trust                                               223,100          6,242
                                                                                        -----------
  TOTAL REAL ESTATE                                                                           6,242
                                                                                        -----------
TOTAL FINANCIALS                                                                            273,528
                                                                                        -----------

HEALTH CARE - 6.73%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.38%
C. R. Bard, Incorporated                                                      88,700          6,014
Baxter International, Incorporated                                           246,100          8,308
                                                                                        -----------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                     14,322
                                                                                        -----------

HEALTH CARE PROVIDERS & SERVICES - 1.71%
Aetna, Incorporated +                                                         32,300          4,104
Cigna Corporation                                                             47,400          3,804
HCA, Incorporated /\                                                         108,200          4,817
Health Net, Incorporated +                                                    90,900          2,644
Tenet Healthcare Corporation +                                               245,200          2,435
                                                                                        -----------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     17,804
                                                                                        -----------

PHARMACEUTICALS - 3.64%
Astrazeneca plc, ADR                                                         145,100          5,456
Bristol-Myers Squibb Company                                                 336,500          7,888
McKesson Corporation                                                          40,400          1,393
Merck & Company, Incorporated                                                163,300          4,581
Pfizer, Incorporated                                                         414,800         10,022
Schering Plough Corporation                                                  286,100          5,310
Wyeth                                                                         80,800          3,202
                                                                                        -----------
  TOTAL PHARMACEUTICALS                                                                      37,852
                                                                                        -----------
TOTAL HEALTH CARE                                                                            69,978
                                                                                        -----------

INDUSTRIALS - 11.12%
AEROSPACE & DEFENSE - 3.54%
Boeing Company                                                               294,600         14,907
L3 Communications Holding Corporation                                         84,600          6,041
Lockheed Martin Corporation                                                  120,700          6,978
Raytheon Company                                                             145,200          5,430

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                            Shares         Value
                                                                          -----------   -----------
                                                                            (dollars in thousands)
United Technologies Corporation                                               34,900          3,514
                                                                                        -----------
  TOTAL AEROSPACE & DEFENSE                                                                  36,870
                                                                                        -----------

COMMERCIAL SERVICES & SUPPLIES  - 1.76%
Cendant Corporation                                                          561,200         13,216
Waste Management, Incorporated                                               176,165          5,109
                                                                                        -----------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       18,325
                                                                                        -----------

ELECTRICAL EQUIPMENT - 1.30%
Emerson Electrical Company                                                   134,400          9,037
Molex, Incorporated                                                          177,500          4,530
                                                                                        -----------
  TOTAL ELECTRICAL EQUIPMENT                                                                 13,567
                                                                                        -----------

INDUSTRIAL CONGLOMERATES - 2.54%
Honeywell International, Incorporated                                         99,000          3,562
Textron, Incorporated                                                         61,700          4,441
Tyco International Limited                                                   510,600         18,453
                                                                                        -----------
  TOTAL INDUSTRIAL CONGLOMERATES                                                             26,456
                                                                                        -----------

MACHINERY - 0.78%
Caterpillar, Incorporated                                                     48,300          4,304
ITT Industries, Incorporated                                                  45,200          3,855
                                                                                        -----------
  TOTAL MACHINERY                                                                             8,159
                                                                                        -----------

TRANSPORTATION - 1.20%
Burlington Northern Santa Fe Corporation                                      95,700          4,611
CSX Corporation                                                              196,500          7,854
                                                                                        -----------
  TOTAL TRANSPORTATION                                                                       12,465
                                                                                        -----------
TOTAL INDUSTRIALS                                                                           115,842
                                                                                        -----------

INFORMATION TECHNOLOGY - 7.62%
COMMUNICATIONS EQUIPMENT  - 0.66%
Lucent Technologies, Incorporated                                          1,372,000          4,473
Nokia Corporation, ADR                                                       154,500          2,361
                                                                                        -----------
  TOTAL COMMUNICATIONS EQUIPMENT                                                              6,834
                                                                                        -----------

COMPUTERS & PERIPHERALS  - 3.39%
Apple Computer, Incorporated +                                               118,700          9,128
Hewlett Packard Company                                                      407,800          7,989
International Business Machines Corporation                                  137,000         12,799
NCR Corporation +                                                            156,800          5,359
                                                                                        -----------
  TOTAL COMPUTERS & PERIPHERALS                                                              35,275
                                                                                        -----------

IT CONSULTING & SERVICES  - 1.58%
Computer Sciences Corporation +                                               89,200          4,596
Electronic Data Systems Corporation /\                                       550,800         11,798
                                                                                        -----------
  TOTAL IT CONSULTING & SERVICES                                                             16,394
                                                                                        -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.72%
Freescale Semiconductor, Incorporated                                        194,300          3,323
Texas Instruments, Incorporated                                              178,400          4,141
                                                                                        -----------
  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                                    7,464
                                                                                        -----------

SOFTWARE - 1.27%
Autodesk, Incorporated                                                       183,700          5,395
Computer Associates International, Incorporated                              288,000          7,831
                                                                                        -----------
  TOTAL SOFTWARE                                                                             13,226
                                                                                        -----------
TOTAL INFORMATION TECHNOLOGY                                                                 79,193
                                                                                        -----------

MATERIALS - 5.95%

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                            Shares         Value
                                                                          -----------   -----------
                                                                            (dollars in thousands)
CHEMICALS - 3.37%
Air Products & Chemicals, Incorporated                                       137,500          8,100
Cytec Industries, Incorporated                                               107,000          5,457
E. I. du Pont de Nemours & Company                                            49,400          2,349
Hercules, Incorporated +                                                     202,000          2,931
Imperial Chemical Industries plc, ADR                                        146,800          2,613
Lyondell Chemical Company                                                    262,200          7,714
The Mosaic Company +                                                         162,300          2,678
PPG Industries, Incorporated                                                  45,900          3,157
                                                                                        -----------
  TOTAL CHEMICALS                                                                            34,999
                                                                                        -----------

METALS & MINING - 0.73%
Alcoa, Incorporated                                                          256,168          7,560
                                                                                        -----------
  TOTAL METALS & MINING                                                                       7,560
                                                                                        -----------

PAPER & FOREST PRODUCTS - 1.85%
International Paper Company                                                   96,700          3,786
Neenah Paper, Incorporated +/\                                                 1,457             47
Sappi Limited, ADR                                                           320,700          4,134
UPM Kymmene Corporation, ADR                                                  86,900          1,835
Weyerhaeuser Company                                                         151,000          9,422
                                                                                        -----------
  TOTAL PAPER & FOREST PRODUCTS                                                              19,224
                                                                                        -----------
TOTAL MATERIALS                                                                              61,783
                                                                                        -----------

TELECOMMUNICATION SERVICES - 1.59%
DIVERSIFIED TELECOMMUNICATION - 1.10%
Alltel Corporation                                                            19,800          1,090
SBC Communications, Incorporated                                             220,200          5,232
Verizon Communications, Incorporated                                         144,746          5,152
                                                                                        -----------
  TOTAL DIVERSIFIED TELECOMMUNICATION                                                        11,474
                                                                                        -----------

WIRELESS TELECOMMUNICATION - 0.49%
Vodafone Group plc, ADR                                                      196,700          5,110
                                                                                        -----------
  TOTAL WIRELESS TELECOMMUNICATION                                                            5,110
                                                                                        -----------
TOTAL TELECOMMUNICATION SERVICES                                                             16,584
                                                                                        -----------

UTILITIES - 4.59%
ELECTRIC UTILITIES - 3.84%
American Electric Power Company, Incorporated                                256,800          9,052
CenterPoint Energy, Incorporated                                             231,500          2,604
DTE Energy Company                                                            39,100          1,713
Entergy Corporation                                                          117,400          8,162
FirstEnergy Corporation                                                      122,000          4,851
Florida Power and Light Group, Incorporated                                  101,100          7,748
Public Service Enterprise Group, Incorporated /\                              45,400          2,395
Reliant Resources, Incorporated +                                            115,147          1,434
Teco Energy, Incorporated                                                    124,800          1,998
                                                                                        -----------
  TOTAL ELECTRIC UTILITIES                                                                   39,957
                                                                                        -----------

MULTI-UTILITIES - 0.75%
Duke Energy Corporation                                                      289,300          7,750
                                                                                        -----------
  TOTAL MULTI-UTILITIES                                                                       7,750
                                                                                        -----------
TOTAL UTILITIES                                                                              47,707
                                                                                        -----------
TOTAL COMMON STOCK                                                                          949,259
                                                                                        -----------

SHORT-TERM INVESTMENTS - 12.19%                                             Par
U. S. TREASURY BILLS - 0.69%                                              Amount
                                                                        ------------
  2.185%, Due 3/10/2005 (Note A)                                        $      7,195          7,179
                                                                                        -----------
  TOTAL U. S. TREASURY BILLS                                                                  7,179
                                                                                        -----------

AMERICAN AADVANTAGE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                            Shares         Value
                                                                          -----------   -----------
                                                                            (dollars in thousands)
OTHER SHORT-TERM INVESTMENTS - 11.50%
American AAdvantage Money Market Select Fund (Note B)                     89,979,293         89,979
AMR Investments Enhanced Cash Business Trust (Note B)                     29,488,716         29,489
                                                                                        -----------
  TOTAL OTHER SHORT-TERM INVESTMENTS                                                        119,468
                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS                                                                126,647
                                                                                        -----------

TOTAL INVESTMENTS - 103.43% (COST $875,716) (NOTE C)                                      1,075,906
                                                                                        -----------

LIABILITIES, NET OF OTHER ASSETS - (3.43%)                                                  (35,671)
                                                                                        -----------

TOTAL NET ASSETS - 100%                                                                 $ 1,040,235
                                                                                        ===========

(A) At January 31, 2005, security held as collateral for open futures contracts.

(B) The money market fund and the Fund are affiliated by having the same investment advisor.

(C) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $887,084 and the net unrealized appreciation of investments based on that cost is $188,822 which is comprised of $210,154 aggregate gross unrealized appreciation and $21,332 aggregate gross unrealized depreciation.

/\ - All or a portion of this security is on loan at January 31, 2005.

+  - Non-income producing security.

Schedule of Futures Contracts
(dollars in $000's)
                                                              Unrealized
                                                   Market     Appreciation/
                     Expiration    Contracts       Value      Depreciation
                     ----------    ---------    ----------    ------------
S&P 500 Index        March 2005    233          $68,834       $(1,164)
Emini S&P 500 Index  March 2005    186          $10,990       $  (193)
                                              ----------------------------
Total                                           $79,824       $(1,358)
                                              ============================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                  Shares          Value
                                                                                 --------        --------
                                                                                 (dollars in thousands)
COMMON STOCK - 69.41%
CONSUMER DISCRETIONARY - 15.43%
AUTO COMPONENTS - 3.69%
Advance Auto Parts, Incorporated +                                                   5,900       $    254
Genuine Parts Company                                                                5,800            246
Goodrich Corporation                                                                 9,700            333
Lear Corporation                                                                     8,050            435
                                                                                                 --------
  TOTAL AUTO COMPONENTS                                                                             1,268
                                                                                                 --------

HOTELS RESTAURANTS & LEISURE - 2.80%
Hasbro, Incorporated                                                                20,550            403
Royal Caribbean Cruises, Limited                                                     5,800            307
Wendy's International, Incorporated                                                  6,400            251
                                                                                                 --------
  TOTAL HOTELS RESTAURANTS & LEISURE                                                                  961
                                                                                                 --------

HOUSEHOLD DURABLES - 2.49%
Stanley Works                                                                        7,500            357
Whirlpool Corporation                                                                7,275            497
                                                                                                 --------
  TOTAL HOUSEHOLD DURABLES                                                                            854
                                                                                                 --------

LEISURE EQUIPMENT & PRODUCTS - 0.55%
Brunswick Corporation                                                                4,100            189
                                                                                                 --------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                                                  189
                                                                                                 --------

MEDIA - 1.34%
Dex Media, Incorporated +                                                           13,850            324
R.H. Donnelley Corporation +                                                         2,300            136
                                                                                                 --------
  TOTAL MEDIA                                                                                         460
                                                                                                 --------

MULTILINE RETAIL - 1.05%
May Department Stores Company                                                       10,600            359
                                                                                                 --------
  TOTAL MULTILINE RETAIL                                                                              359
                                                                                                 --------

SPECIALTY RETAIL - 3.51%
Dollar General Corporation                                                          18,000            364
Family Dollar Stores, Incorporated                                                   9,200            308
Rent-A-Center, Incorporated +                                                        9,650            236
The TJX Companies, Incorporated                                                     11,900            298
                                                                                                 --------
  TOTAL SPECIALTY RETAIL                                                                            1,206
                                                                                                 --------
TOTAL CONSUMER DISCRETIONARY                                                                        5,297
                                                                                                 --------

CONSUMER STAPLES - 4.45%
FOOD PRODUCTS - 2.22%
Dean Foods Company +                                                                10,400            366
Del Monte Foods Company +                                                           35,175            397
                                                                                                 --------
  TOTAL FOOD PRODUCTS                                                                                 763
                                                                                                 --------

TOBACCO - 2.23%
Universal Corporation                                                                7,700            364
UST, Incorporated                                                                    7,900            400
                                                                                                 --------
  TOTAL TOBACCO                                                                                       764
                                                                                                 --------
TOTAL CONSUMER STAPLES                                                                              1,527
                                                                                                 --------

AMERICAN AADVANTAGE MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                  Shares          Value
                                                                                 --------        --------
                                                                                 (dollars in thousands)
ENERGY - 2.23%
Kerr-McGee Corporation                                                               6,200            383
Marathon Oil Corporation                                                             9,900            383
                                                                                                 --------
TOTAL ENERGY                                                                                          766
                                                                                                 --------

FINANCIALS - 20.55%
BANKS - 2.76%
Peoples Bank /\                                                                      9,600            355
South Financial Group, Incorporated                                                  9,700            296
TCF Financial Corporation                                                           10,500            295
                                                                                                 --------
  TOTAL BANKS                                                                                         946
                                                                                                 --------

DIVERSIFIED FINANCIALS - 1.49%
CIT Group, Incorporated                                                              7,750            313
Janus Capital Group, Incorporated                                                   13,325            198
                                                                                                 --------
  TOTAL DIVERSIFIED FINANCIALS                                                                        511
                                                                                                 --------

INSURANCE - 14.55%
AON Corporation                                                                     12,050            274
Axis Capital Holdings Limited                                                        4,500            123
First American Corporation                                                           6,200            229
IPC Holdings Limited                                                                 5,975            252
Loews Corporation                                                                   23,325            732
MBIA, Incorporated                                                                   6,325            378
Old Republic International Corporation                                              15,075            350
Protective Life Corporation                                                          6,350            261
Radian Group, Incorporated                                                           6,900            331
RenaissanceRe Holdings Limited                                                       4,925            247
Torchmark, Incorporated                                                              6,875            375
Wellchoice, Incorporated +                                                           9,200            490
Willis Group Holdings Limited                                                       10,200            395
XL Capital Limited                                                                   7,475            559
                                                                                                 --------
  TOTAL INSURANCE                                                                                   4,996
                                                                                                 --------

REAL ESTATE - 1.75%
American Financial Realty Trust                                                     22,800            343
Equity Office Properties Trust                                                       9,200            257
                                                                                                 --------
  TOTAL REAL ESTATE                                                                                   600
                                                                                                 --------
TOTAL FINANCIALS                                                                                    7,053
                                                                                                 --------

HEALTH CARE - 5.31%
HEALTH CARE PROVIDERS & SERVICES - 3.32%
Cigna Corporation                                                                    3,025            243
Health Net, Incorporated +                                                          17,350            505
Triad Hospitals, Incorporated +                                                      9,600            391
                                                                                                 --------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                                            1,139
                                                                                                 --------

PHARMACEUTICALS - 1.99%
McKesson Corporation                                                                11,275            389
Valeant Pharmaceuticals International                                               11,700            292
                                                                                                 --------
  TOTAL PHARMACEUTICALS                                                                               681
                                                                                                 --------
TOTAL HEALTH CARE                                                                                   1,820
                                                                                                 --------

INDUSTRIALS - 11.41%

AMERICAN AADVANTAGE MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                  Shares          Value
                                                                                 --------        --------
                                                                                 (dollars in thousands)
AEROSPACE & DEFENSE - 0.74%
Precision Castparts Corporation                                                      3,625            255
                                                                                                 --------
  TOTAL AEROSPACE & DEFENSE                                                                           255
                                                                                                 --------

BUILDING PRODUCTS - 0.68%
York International Corporation                                                       6,375            232
                                                                                                 --------
  TOTAL BUILDING PRODUCTS                                                                             232
                                                                                                 --------

COMMERCIAL SERVICES & SUPPLIES - 5.53%
Hillenbrand Industries, Incorporated                                                 5,200            283
MoneyGram International, Incorporated                                               17,825            346
Service Corporation International +                                                 22,000            152
United Stationers, Incorporated +                                                    7,375            320
Valassis Communications, Incorporated +                                             11,100            377
Weight Watchers International, Incorporated +                                        9,000            422
                                                                                                 --------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                                              1,900
                                                                                                 --------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.15%
American Power Conversion Corporation /\                                            18,500            394
                                                                                                 --------
  ELECTRONIC EQUIPMENT & INSTRUMENTS                                                                  394
                                                                                                 --------

INDUSTRIAL CONGLOMERATES - 1.13%
Reynolds American, Incorporated                                                      4,800            386
                                                                                                 --------
  TOTAL INDUSTRIAL CONGLOMERATES                                                                      386
                                                                                                 --------

MACHINERY - 1.60%
ITT Industries, Incorporated                                                         2,500            213
Kennametal, Incorporated                                                             6,875            336
                                                                                                 --------
  TOTAL MACHINERY                                                                                     549
                                                                                                 --------

TRANSPORTATION - 0.58%
Ryder Systems, Incorporated                                                          4,400            200
                                                                                                 --------
  TOTAL TRANSPORTATION                                                                                200
                                                                                                 --------
TOTAL INDUSTRIALS                                                                                   3,916
                                                                                                 --------

INFORMATION TECHNOLOGY - 1.90%
BearingPoint, Incorporated +                                                        54,050            427
Electronic Data Systems Corporation                                                 10,475            224
                                                                                                 --------
TOTAL INFORMATION TECHNOLOGY                                                                          651
                                                                                                 --------

MATERIALS - 2.66%
CHEMICALS - 1.46%
Ashland, Incorporated                                                                4,500            276
FMC Corporation +                                                                    4,725            223
                                                                                                 --------
  TOTAL CHEMICALS                                                                                     499
                                                                                                 --------

CONSTRUCTION MATERIALS - 1.20%
Lafarge North America, Incorporated                                                  7,600            412
                                                                                                 --------
  TOTAL CONSTRUCTION MATERIALS                                                                        412
                                                                                                 --------
TOTAL MATERIALS                                                                                       911
                                                                                                 --------

UTILITIES - 5.47%
CenterPoint Energy, Incorporated                                                    12,700            143
Entergy Corporation                                                                  4,400            306
FirstEnergy Corporation                                                              6,300            250

AMERICAN AADVANTAGE MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                  Shares          Value
                                                                                 --------        --------
                                                                                 (dollars in thousands)
Pinnacle West Capital Corporation                                                    7,800            325
Reliant Energy, Incorporated +                                                       8,500            106
Wisconsin Energy Corporation                                                        14,125            483
Xcel Energy, Incorporated                                                           14,400            262
                                                                                                 --------
TOTAL UTILITIES                                                                                     1,875
                                                                                                 --------
TOTAL COMMON STOCK                                                                                 23,816
                                                                                                 --------

SHORT-TERM INVESTMENTS - 23.45%                                                   Par
U.S. TREASURY BILLS - 1.43%                                                      Amount
                                                                               -----------
  2.185%, Due 3/10/2005 (Note A)                                                     $ 490            489
                                                                                                 --------
  TOTAL U.S. TREASURY BILLS                                                                           489
                                                                                                 --------

OTHER SHORT-TERM INVESTMENTS - 22.03%                                            Shares
                                                                               -----------
American AAdvantage Money Market Select Fund (Note B)                            6,711,210          6,711
AMR Investments Enhanced Cash Business Trust (Note B)                              847,263            847
                                                                                                 --------
  TOTAL OTHER SHORT-TERM INVESTMENTS                                                                7,558
                                                                                                 --------
TOTAL SHORT-TERM INVESTMENTS                                                                        8,047
                                                                                                 --------

TOTAL INVESTMENTS - 92.86% (COST $30,376) (NOTE C)                                                 31,863
                                                                                                 --------

OTHER ASSETS, NET OF LIABILITIES - 7.14%                                                            2,449
                                                                                                 --------

TOTAL NET ASSETS - 100%                                                                          $ 34,312
                                                                                                 ========

(A) At January 31, 2005, security held as collateral for open futures contracts.

(B) The money market fund and the Fund are affiliated by having the same investment advisor.

(C) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $30,457 and the net unrealized appreciation of investments based on that cost is $1,406 which is comprised of $1,600 aggregate gross unrealized appreciation and $194 aggregate gross unrealized depreciation.

/\ - All or a portion of this security is on loan at January 31, 2005.

+  - Non-income producing security.

Schedule of Futures Contracts
(dollars in $000's)
                                                                     Unrealized
                                                         Market      Appreciation/
                            Expiration    Contracts       Value      Depreciation
                            ----------    ---------    ----------    ------------
S&P MidCap 400 Index        March 2005    9            $2,912        $  4
Emini S&P MidCap 400 Index  March 2005    61           $3,947        $(12)
                                                       --------------------------
Total                                                  $6,859        $(8)
                                                       ==========================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                    Par
                                                                                                   Amount      Value
                                                                                                  --------    --------
                                                                                                 (dollars in thousands)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.15%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.33%
Pool #E00228, 6.50%, Due 7/1/2008                                                                 $    273    $    286
                                                                                                              --------
      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                                 286
                                                                                                              --------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.52%
Pool #050952, 6.50%, Due 12/1/2008                                                                     333         348
Pool #252448, 5.50%, Due 4/1/2009                                                                      324         337
Pool #313430, 6.50%, Due 3/1/2012                                                                      338         358
Pool #313522, 7.00%, Due 5/1/2012                                                                      608         644
Pool #323223, 6.50%, Due 7/1/2013                                                                      259         274
Pool #323980, 6.00%, Due 4/1/2014                                                                      567         595
Pool #545038, 6.00%, Due 9/1/2014                                                                      504         528
                                                                                                              --------
      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                                3,084
                                                                                                              --------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.30%
Pool #780286, 7.00%, Due 6/15/2008                                                                     343         356
Pool #351992, 6.00%, Due 12/15/2008                                                                    756         785
                                                                                                              --------
      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                             1,141
                                                                                                              --------
   TOTAL U.S. AGENCY  MORTGAGE-BACKED OBLIGATIONS                                                                4,511
                                                                                                              --------

CORPORATE OBLIGATIONS - 75.49%
FINANCE - 51.64%
American Honda Finance Corporation, 2.875%, Due 4/3/2006, 144A (Note A)                              1,150       1,142
Bear Stearns Companies, Incorporated, 3.00%, Due 3/30/2006                                           2,000       1,991
Boeing Capital Corporation, 5.65%, Due 5/15/2006                                                       626         643
Capital One Bank,
 6.875%, Due 2/1/2006                                                                                  200         207
 6.70%, Due 5/15/2008                                                                                1,100       1,185
Caterpillar Financial Services,
  2.35%, Due 9/15/2006                                                                               1,500       1,472
  4.15%, Due 1/15/2010                                                                               1,000       1,000
Citigroup, Incorporated, 6.75%, Due 12/1/2005                                                        2,000       2,057
Countrywide Funding Corporation, 3.50%, Due 12/19/2005                                               1,200       1,203
Credit Suisse First Boston, Incorporated, 5.875%, Due 8/1/2006                                       2,000       2,070
FleetBoston Financial Corporation, 3.85%, Due 2/15/2008                                              2,500       2,501
General Electric Capital Corporation, 2.75%, Due 9/25/2006                                           1,000         988
General Motors Acceptance Corporation, 6.75%, Due 1/15/2006                                          2,350       2,402
Heller Financial, Incorporated, 6.375%, Due 3/15/2006                                                2,500       2,580
Household Finance Corporation, 5.75%, Due 1/30/2007                                                  2,250       2,337
International Lease Finance Corporation, 2.95%, Due 5/23/2006                                        2,000       1,977
John Hancock Global Funding, 5.625%, Due 6/27/2006                                                   1,000       1,027
Merrill Lynch & Company, Incorporated, 7.00%, Due 3/15/2006                                          1,660       1,727
MetLife Global Funding I, 3.375%, Due 10/5/2007, 144A (Note A)                                       3,000       2,962
Monumental Global Funding, 5.20%, Due 1/30/2007, 144A (Note A)                                       1,200       1,235
Prudential Insurance Company of America, 6.375%, Due 7/23/2006, 144A (Note A)                        3,000       3,140
Simon Property Goup LP, 6.375%, Due 11/15/2007                                                       2,000       2,121
SLM Corporation, 2.90%, Due 7/1/2005                                                                 2,000       1,999
Synovus Financial Corporation, 7.25%, Due 12/15/2005                                                 2,500       2,576
Wachovia Corporation, 6.40%, Due 4/1/2008                                                            2,500       2,703
                                                                                                              --------
      TOTAL FINANCE                                                                                             45,245
                                                                                                              --------

AMERICAN AADVANTAGE SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                                    Par
                                                                                                   Amount      Value
                                                                                                  --------    --------
                                                                                                 (dollars in thousands)
INDUSTRIALS - 23.62%
AT&T Wireless Services, Incorporated, 7.35%, Due 3/1/2006                                            1,400       1,457
Cendant Corporation, 6.875%, Due 8/15/2006                                                           2,140       2,240
Conagra Foods, Incorporated, 9.875%, Due 11/15/2005                                                  1,000       1,046
Continental Cablevision, Incorporated, 8.30%, Due 5/15/2006                                          1,960       2,068
DaimlerChrysler North America, 4.75%, Due 1/15/2008                                                  1,500       1,525
John Deere Capital Corporation, 3.375%, Due 10/1/2007                                                2,000       1,979
Deutsche Telekom International Finance Corporation, 8.25%, Due 6/15/2005                               325         331
Hertz Corporation, 4.70%, Due 10/2/2006                                                              3,000       3,011
Northrop Grumman Corporation, 7.00%, Due 3/1/2006                                                    2,000       2,075
Sprint Capital Corporation, 6.00%, Due 1/15/2007                                                     1,800       1,871
Unilever Capital Corporation, 6.875%, Due 11/1/2005                                                  1,000       1,027
Verizon Wireless Capital, 5.375%, Due 12/15/2006                                                     2,000       2,062
                                                                                                              --------
      TOTAL INDUSTRIALS                                                                                         20,692
                                                                                                              --------

FOREIGN - 0.23%
Province of Ontario, 3.35%, Due 7/16/2007                                                              200         198
                                                                                                              --------
      TOTAL FOREIGN                                                                                                198
                                                                                                              --------
   TOTAL CORPORATE OBLIGATIONS                                                                                  66,135
                                                                                                              --------

ASSET-BACKED SECURITIES - 16.09%
Chase Manhattan Auto Owner Trust 2004-A A4, 2.83%, Due 9/15/2010                                     2,000       1,957
Chemical Master Credit Card Trust 1996-2 A, 5.98%, Due 9/15/2008                                     3,000       3,067
Citibank Credit Card Issuance Trust 2004-A4 A4, 3.20%, Due 8/24/2009                                 2,000       1,975
Household Automotive Trust 2004-1 A3, 3.30%, Due 5/18/2009                                           1,600       1,592
Nissan Auto Receivables Owner Trust 2004-A A3, 2.01%, Due 11/15/2007                                 1,000         985
USAA Auto Owner Trust 2004-1 A3, 2.06%, Due 4/15/2008                                                2,000       1,972
Wells Fargo Financial Auto Owner Trust 2004-A A4, 2.67%, Due 8/16/2010                               2,600       2,552
                                                                                                              --------
   TOTAL ASSET-BACKED SECURITIES                                                                                14,100
                                                                                                              --------

SHORT-TERM INVESTMENTS - 3.58%                                                                   Shares
                                                                                               ------------
 American AAdvantage Money Market Select Fund (Note B)                                           2,142,108       2,142
 AMR Investments Enhanced Cash Business Trust (Note B)                                             998,980         999
                                                                                                              --------
   TOTAL SHORT-TERM INVESTMENTS                                                                                  3,141
                                                                                                              --------

TOTAL INVESTMENTS - 100.31% (COST $90,474) (NOTE C)                                                             87,887
                                                                                                              --------

LIABILITIES, NET OF OTHER ASSETS - (0.31)%                                                                        (269)
                                                                                                              --------

TOTAL NET ASSETS - 100%                                                                                       $ 87,618
                                                                                                              ========

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,479 or 9.68% of net assets.

(B) The money market fund and the Fund are affiliated by having the same investment advisor.

(C) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $90,480 and the net unrealized depreciation of investments based on that cost is $2,593 which is comprised of $63 aggregate gross unrealized appreciation and $2,656 aggregate gross unrealized depreciation.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
COMMON STOCK - 91.83%
CONSUMER DISCRETIONARY - 19.83%
AUTO COMPONENTS  - 2.92%
American Axle & Manufacturing Holdings, Incorporated                               241,300    $     6,479
Arvinmeritor, Incorporated                                                         385,200          7,334
Bandag, Incorporated                                                                59,300          2,870
Bandag, Incorporated, A Shares /\                                                    3,600            159
Borg-Warner Automotive, Incorporated                                                90,600          4,864
Cooper Tire & Rubber Company                                                       338,900          7,324
Dana Corporation                                                                   728,800         11,566
Group 1 Automotive, Incorporated +                                                 232,000          6,791
Hayes Lemmerz International, Incorporated +                                        279,200          2,239
Sonic Automotive, Incorporated                                                     190,400          4,448
Superior Industries International, Incorporated                                    179,500          4,518
Westinghouse Air Brake Technologies Corporation                                     99,300          1,851
                                                                                              -----------
  TOTAL AUTO COMPONENTS                                                                            60,443
                                                                                              -----------

HOTELS RESTAURANTS & LEISURE - 1.98%
Aztar Corporation +                                                                 97,800          3,152
Blockbuster, Incorporated                                                          327,300          2,998
Bob Evans Farms, Incorporated                                                      159,686          3,890
CEC Entertainment, Incorporated +                                                   35,500          1,390
Isle of Capri Casinos, Incorporated +                                               18,300            465
Jack in the Box, Incorporated +                                                    121,400          4,198
Jameson Inns, Incorporated                                                         687,100          1,237
Kerzner International Limited +                                                    177,000         10,678
Landry's Restaurants, Incorporated                                                 122,100          3,443
Lodgian, Incorporated +                                                            205,700          2,417
Magna Entertainment Corporation +                                                  505,200          2,804
Papa John's International, Incorporated +                                           41,600          1,338
La Quinta Corporation +                                                            274,800          2,388
Ryans Restaurant Group, Incorporated +                                              35,150            483
Sunterra Corporation +/\                                                             7,400            102
                                                                                              -----------
  TOTAL HOTELS RESTAURANTS & LEISURE                                                               40,983
                                                                                              -----------

HOUSEHOLD DURABLES  - 4.09%
American Greetings Corporation /\                                                  430,500         10,392
Beazer Homes USA, Incorporated                                                      72,600         10,781
Furniture Brands International, Incorporated /\                                    472,600         11,201
Interface, Incorporated +                                                          268,500          2,532
La-Z-Boy, Incorporated                                                             311,000          4,335
Lifetime Hoan Corporation                                                           83,000          1,250
William Lyon Homes +/\                                                              18,300          1,484
M.D.C. Holdings, Incorporated                                                        7,173            522
Matthews International Corporation /\                                               54,600          1,895
Maytag Corporation                                                                 434,000          6,818
Modtech Holdings, Incorporated +                                                   210,400          1,826
Standard Pacific Corporation                                                         9,800            652
Stanley Furniture Company, Incorporated                                             56,300          2,617
The Toro Company                                                                    62,900          5,237
Tupperware Corporation                                                             269,500          5,420
WCI Communities, Incorporated +/\                                                  425,800         13,566

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
The Yankee Candle Company, Incorporated +                                          128,800          4,220
                                                                                              -----------
  TOTAL HOUSEHOLD DURABLES                                                                         84,748
                                                                                              -----------

INTERNET & CATALOG RETAIL - 0.25%
School Specialty, Incorporated +                                                   133,518          5,193
                                                                                              -----------
  TOTAL INTERNET & CATALOG RETAIL                                                                   5,193
                                                                                              -----------

LEISURE EQUIPMENT & PRODUCTS - 0.56%
Brunswick Corporation                                                              147,800          6,817
Callaway Golf Company                                                              209,500          2,788
Hutchinson Technology, Incorporated +                                               56,300          1,987
                                                                                              -----------
  TOTAL LEISURE EQUIPMENT & PRODUCTS                                                               11,592
                                                                                              -----------

MEDIA - 0.81%
Courier Corporation /\                                                              45,400          2,372
R.H. Donnelley Corporation +                                                        45,000          2,664
Gemstar TV-Guide International, Incorporated +                                     656,300          3,623
Journal Register Company +                                                         162,750          2,951
The Reader's Digest Association, Incorporated                                      197,000          3,175
Source Interlink Companies, Incorporated +                                         172,400          2,049
                                                                                              -----------
  TOTAL MEDIA                                                                                      16,834
                                                                                              -----------

MULTILINE RETAIL - 0.53%
BJ's Wholesale Club, Incorporated +                                                188,500          5,393
Burlington Coat Factory Warehouse Corporation                                      195,200          5,038
ShopKo Stores, Incorporated +                                                       32,800            591
                                                                                              -----------
  TOTAL MULTILINE RETAIL                                                                           11,022
                                                                                              -----------

SPECIALTY RETAIL - 6.51%
Advance Auto Parts, Incorporated +                                                 491,400         21,179
AnnTaylor Stores Corporation +                                                     196,300          4,219
Jos. A. Bank Clothiers, Incorporated +                                              87,400          2,508
Barnes & Noble, Incorporated +                                                     207,400          6,782
Big 5 Sporting Goods Corporation /\                                                 92,900          2,544
Borders Group, Incorporated                                                        416,800         10,941
Brookstone, Incorporated +                                                         222,450          3,337
Buckle, Incorporated                                                                16,200            463
Cache, Incorporated +                                                              169,700          2,534
Cato Corporation                                                                    22,900            696
Charming Shoppes, Incorporated +                                                   656,085          5,446
Claire's Stores, Incorporated                                                      365,800          7,546
Cost Plus, Incorporated +                                                          130,500          3,423
CSK Auto Corporation +                                                              67,900          1,071
GameStop Corporation +                                                              88,119          1,710
Genesco, Incorporated +                                                             16,700            483
Handleman Company                                                                   26,900            523
Hollywood Entertainment Corporation +                                              117,843          1,663
Linens 'n Things, Incorporated +                                                   273,100          7,073
The Men's Wearhouse, Incorporated +                                                343,500         11,428
Pier 1 Imports, Incorporated                                                       145,600          2,579
Regis Corporation                                                                   84,700          3,380
Rent-A-Center, Incorporated +                                                       18,850            462
Saks Incorporated +                                                                135,800          1,932
Stage Stores, Incorporated +                                                        98,787          3,905
Talbots, Incorporated                                                              250,200          6,773

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
Too, Incorporated +                                                                 90,700          2,463
United Auto Group, Incorporated                                                     29,900            845
United Rentals, Incorporated +                                                     250,800          4,266
Wabash National Corporation +                                                      155,100          3,936
Zale Corporation +                                                                 327,000          8,685
                                                                                              -----------
  TOTAL SPECIALTY RETAIL                                                                          134,795
                                                                                              -----------

TEXTILES & APPAREL  - 1.40%
Brown Shoe Company, Incorporated                                                     4,300            125
Kellwood Company                                                                   136,500          3,950
K-Swiss, Incorporated                                                              142,900          4,323
Reebok International, Limited                                                       29,600          1,318
Russell Corporation                                                                130,400          2,347
The Timberland Company +/\                                                         86,900          5,713
The Warnaco Group, Incorporated +/\                                                514,200         11,112
                                                                                              -----------
  TOTAL TEXTILES & APPAREL                                                                         28,888
                                                                                              -----------
TOTAL CONSUMER DISCRETIONARY                                                                      394,498
                                                                                              -----------

CONSUMER STAPLES - 4.56%
BEVERAGES - 0.23%
Adolph Coors Company                                                                63,300          4,722
                                                                                              -----------
  TOTAL BEVERAGES                                                                                   4,722
                                                                                              -----------

FOOD & DRUG RETAILING - 0.63%
Longs Drug Stores Corporation                                                      123,800          3,251
Pathmark Stores, Incorporated +                                                    360,400          1,708
Performance Food Group Company +                                                   116,900          3,181
Ruddick Corporation                                                                231,600          4,887
                                                                                              -----------
  TOTAL FOOD & DRUG RETAILING                                                                      13,027
                                                                                              -----------

FOOD PRODUCTS - 2.84%
American Italian Pasta Company                                                     238,100          6,453
Chiquita Brands International, Incorporated                                        227,600          5,223
Del Monte Foods Company +                                                        1,850,900         20,878
Del Monte Fresh Produce Company                                                    107,200          3,423
Green Mountain Coffee Roasters, Incorporated +                                      73,500          1,797
The Hain Celestial Group, Incorporated +                                            90,400          1,819
J&J Snack Foods Corporation +                                                       40,600          1,959
Ralcorp Holdings, Incorporated +                                                   205,200          9,029
Sensient Technologies Corporation                                                  216,900          4,934
Smithfield Foods, Incorporated +                                                   111,000          3,360
                                                                                              -----------
  TOTAL FOOD PRODUCTS                                                                              58,875
                                                                                              -----------

HOUSEHOLD PRODUCTS - 0.09%
Blyth, Incorporated                                                                 60,300          1,894
                                                                                              -----------
  TOTAL HOUSEHOLD PRODUCTS                                                                          1,894
                                                                                              -----------

PERSONAL PRODUCTS - 0.40%
NBTY, Incorporated +                                                               304,000          8,324
                                                                                              -----------
  TOTAL PERSONAL PRODUCTS                                                                           8,324
                                                                                              -----------

TOBACCO - 0.37%
Schweitzer Mauduit International, Incorporated                                      13,000            436
Universal Corporation                                                              153,000          7,231
                                                                                              -----------
  TOTAL TOBACCO                                                                                     7,667
                                                                                              -----------

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
TOTAL CONSUMER STAPLES                                                                             94,509
                                                                                              -----------

ENERGY - 4.67%
ENERGY EQUIPMENT & SERVICES - 1.88%
Dril-Quip, Incorporated +/\                                                         97,200          2,795
FMC Technologies, Incorporated +                                                   198,200          6,071
Hydril Company LP +/\                                                               45,600          2,280
Key Energy Services, Incorporated +                                                291,500          3,618
MDU Resources Group, Incorporated                                                  215,500          5,762
Offshore Logistics, Incorporated +                                                   8,600            274
Oil States International, Incorporated +                                           102,800          1,958
TETRA Technologies, Incorporated +                                                 155,700          4,344
Tidewater, Incorporated                                                            305,700         11,849
                                                                                              -----------
  TOTAL ENERGY EQUIPMENT & SERVICES                                                                38,951
                                                                                              -----------

OIL & GAS  - 2.79%
Berry Petroleum Company                                                              2,900            157
Chesapeake Energy Corporation                                                      456,200          8,016
Cimarex Energy Company +                                                           117,400          4,256
Encore Acquisition Company +                                                       439,500         16,393
Forest Oil Corporation +                                                           120,000          4,043
Giant Industries, Incorporated +                                                    67,100          1,958
The Houston Exploration Company +                                                   56,400          3,058
Newfield Exploration Company +                                                      94,500          5,783
Plains Exploration and Production Company LP +                                      26,300            757
Pogo Producing Company                                                              49,400          2,101
Premcor, Incorporated                                                               62,300          2,990
Southwest Gas Corporation                                                           32,200            817
Stone Energy Corporation +                                                         172,900          7,400
                                                                                              -----------
  TOTAL OIL & GAS                                                                                  57,729
                                                                                              -----------
TOTAL ENERGY                                                                                       96,680
                                                                                              -----------

FINANCIALS - 19.16%
BANKS  - 7.50%
Alabama National BanCorporation /\                                                  40,500          2,521
Americredit Corporation +                                                           70,300          1,726
Anchor BanCorp Wisconsin, Incorporated                                              51,138          1,381
Bancorp South, Incorporated                                                        354,200          7,722
Bank Hawaii Corporation                                                            187,600          8,988
Chemical Financial Corporation                                                      72,679          2,696
Chittenden Corporation                                                             214,125          5,805
City National Corporation                                                           30,700          2,143
Colonial BancGroup, Incorporated                                                   381,000          7,689
Commercial Federal Corporation                                                     158,600          4,453
Community Bank System, Incorporated                                                 67,300          1,605
Corus Bankshares, Incorporated                                                       6,787            341
Downey Financial Corporation                                                        23,500          1,499
First Commonwealth Financial Corporation                                           156,600          2,247
First Republic Bank                                                                 56,600          2,855
FirstFed Financial Corporation +                                                    13,000            692
F.N.B. Corporation /\                                                               60,000          1,187
Frontier Financial Corporation                                                      36,869          1,417
Great American Financial Resources, Incorporated                                    80,800          1,307
Greater Bay Bancorp                                                                 79,000          2,154
Hudson United Bancorp                                                              223,800          8,227

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
International Bancshares Corporation                                               184,903          7,080
Irwin Financial Corporation                                                        184,600          4,521
ITLA Capital Corporation +                                                          36,400          2,022
MAF Bancorp, Incorporated                                                           12,200            539
NBT Bancorp, Incorporated                                                           87,569          2,041
NetBank, Incorporated                                                               89,600            856
Pacific Capital Bancorp                                                            102,700          3,151
PFF Bancorp, Incorporated                                                            5,600            240
Provident Bancorp, Incorporated                                                    155,100          1,977
Provident Bankshares Corporation /\                                                111,820          3,698
Republic Bancorp, Incorporated                                                     333,817          4,764
S&T Bancorp, Incorporated                                                           10,511            387
Santander BanCorp                                                                   54,900          1,863
Sky Financial Group, Incorporated                                                  466,794         12,398
Southwest Bancorp, Incorporated                                                    140,900          2,786
Sterling Bancshares, Incorporated                                                  142,500          2,093
Summit Bancshares, Incorporated                                                     79,400          1,440
Susquehanna Bancshares, Incorporated                                               215,000          5,308
TierOne Corporation                                                                 25,600            649
Timberland Bancorp, Incorporated                                                    14,800            348
Trustmark Corporation                                                              260,065          7,196
United Bankshares, Incorporated                                                     77,571          2,645
Washington Federal, Incorporated                                                   324,540          8,454
Webster Financial Corporation of Waterbury                                         219,400          9,840
Westcorp, Incorporated                                                               7,000            319
                                                                                              -----------
  TOTAL BANKS                                                                                     155,270
                                                                                              -----------

DIVERSIFIED FINANCIALS - 1.19%
Assured Guaranty Limited                                                           162,600          2,862
IndyMac Bancorp, Incorporated                                                       68,300          2,524
Knight Trading Group, Incorporated +                                               806,900          7,996
Metris Companies, Incorporated +                                                   378,500          4,504
Raymond James Financial, Incorporated                                              214,200          6,677
                                                                                              -----------
  TOTAL DIVERSIFIED FINANCIALS                                                                     24,563
                                                                                              -----------

INSURANCE - 7.36%
Alfa Corporation                                                                    78,403          1,138
Allmerica Financial Corporation +                                                  459,700         15,009
American Financial Group, Incorporated                                             397,800         12,248
American National Insurance Company                                                 24,717          2,612
AmerUs Group Company                                                               202,900          9,043
Aspen Insurance Holdings Limited                                                    81,800          2,111
Commerce Group, Incorporated                                                        76,100          4,970
Conseco, Incorporated +                                                            119,400          2,275
Delphi Financial Group, Incorporated                                               154,300          6,934
Direct General Corporation                                                          92,313          1,731
FBL Financial Group, Incorporated                                                  135,200          3,760
First American Corporation                                                         178,000          6,582
Fremont General Corporation                                                         31,700            776
Arthur J. Gallagher & Company                                                      203,200          6,025
Hilb Rogal & Hobbs Company                                                         133,800          4,758
Horace Mann Educators Corporation                                                  152,600          2,811
Infinity Property and Casualty Corporation                                         114,498          3,750
KMG America Corporation +                                                          231,200          2,613
LandAmerica Financial Group, Incorporated                                           30,500          1,569

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
Mercury General Corporation                                                         91,800          5,223
National Western Life Insurance Company +                                            2,500            433
Odyssey Re Holdings Corporation                                                    304,500          7,521
Ohio Casualty Corporation +                                                        226,232          5,201
Protective Life Corporation                                                        368,000         15,147
Reinsurance Group of America, Incorporated                                         276,600         13,006
Scottish Re Group Limited                                                          133,900          3,089
StanCorp Financial Group, Incorporated                                              13,100          1,114
Stewart Information Services Corporation                                            12,900            520
Triad Guaranty, Incorporated +                                                      23,600          1,277
21st Century Insurance Group                                                       220,000          3,007
UICI                                                                                56,700          1,753
United America Indemnity Limited +/\                                               237,095          4,268
                                                                                              -----------
  TOTAL INSURANCE                                                                                 152,274
                                                                                              -----------

REAL ESTATE - 3.11%
Aames Investment Corporation                                                       284,800          2,988
Alexandria Real Estate Equities, Incorporated                                       49,400          3,288
American Financial Realty Trust                                                    338,100          5,088
American Home Mortgage Investment Corporation                                      139,800          4,674
Boykin Lodging Company +                                                           176,300          1,617
Capital Automotive REIT                                                            112,000          3,659
Capital Lease Funding, Incorporated /\                                             102,200          1,275
Capital Trust, Incorporated                                                         63,900          2,053
SL Green Realty Corporation                                                         62,100          3,306
Innkeepers USA Trust                                                               338,700          4,572
Jones Lang LaSalle, Incorporated +/\                                               156,400          5,591
LaSalle Hotel Properties                                                            97,800          2,967
LNR Property Corporation                                                           116,600          7,346
MI Developments, Incorporated                                                      384,400         11,820
MortgageIT Holdings, Incorporated                                                   87,400          1,586
Mission West Properties, Incorporated                                              157,900          1,637
Thomas Properties Group, Incorporated +                                             76,100            957
                                                                                              -----------
  TOTAL REAL ESTATE                                                                                64,424
                                                                                              -----------
TOTAL FINANCIALS                                                                                  396,531
                                                                                              -----------

HEALTH CARE - 6.11%
BIOTECHNOLOGY - 0.02%
Albany Molecular Research, Incorporated +                                           37,183            409
                                                                                              -----------
  TOTAL BIOTECHNOLOGY                                                                                 409
                                                                                              -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.33%
CONMED Corporation +                                                                34,728          1,009
Haemonetics Corporation +                                                          246,200          9,570
PolyMedica Corporation /\                                                          123,800          4,634
Sola International, Incorporated +                                                 443,000         12,231
                                                                                              -----------
  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                           27,444
                                                                                              -----------

HEALTH CARE PROVIDERS & SERVICES - 3.70%
Accredo Health, Incorporated +                                                     196,800          5,861
Amedisys, Incorporated +                                                            75,400          2,270
America Service Group, Incorporated +/\                                             55,000          1,509
AMN Healthcare Services, Incorporated +/\                                           19,900            285
Apria Healthcare Group, Incorporated +                                             267,500          8,774
Coventry Health Care, Incorporated +                                                61,587          3,504

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
Health Net, Incorporated +                                                         437,000         12,712
Hooper Holmes, Incorporated                                                        458,900          2,317
Humana, Incorporated +                                                              59,500          2,039
MedQuist, Incorporated +                                                             4,000             51
Owens & Minor, Incorporated                                                         61,200          1,747
Pediatrix Medical Group, Incorporated +/\                                           48,100          3,213
ResCare, Incorporated +/\                                                          200,300          3,187
Sierra Health Services, Incorporated +                                              54,700          3,005
Triad Hospitals, Incorporated +                                                    309,900         12,610
Universal Health Services, Incorporated                                            268,900         11,573
U.S. Physical Therapy, Incorporated +                                              137,000          1,996
                                                                                              -----------
  TOTAL HEALTH CARE PROVIDERS & SERVICES                                                           76,653
                                                                                              -----------

PHARMACEUTICALS - 1.06%
Andrx Corporation +/\                                                               64,900          1,417
King Pharmaceuticals, Incorporated +                                               193,100          2,030
The Medicines Company +                                                             62,100          1,708
Par Pharmaceutical Companies, Incorporated +/\                                      56,900          2,157
Watson Pharmaceuticals, Incorporated +                                             487,200         14,533
                                                                                              -----------
  TOTAL PHARMACEUTICALS                                                                            21,845
                                                                                              -----------
TOTAL HEALTH CARE                                                                                 126,351
                                                                                              -----------

INDUSTRIALS - 14.42%
AEROSPACE & DEFENSE - 0.68%
Cubic Corporation                                                                  164,200          3,744
FTI Consulting, Incorporated +                                                      11,300            219
Heico Corporation                                                                   54,900          1,195
Herley Industries, Incorporated +                                                  118,800          2,343
United Defense Industrials, Incorporated                                           136,700          6,552
                                                                                              -----------
  TOTAL AEROSPACE & DEFENSE                                                                        14,053
                                                                                              -----------

AIR FREIGHT & COURIERS - 0.18%
Covenant Transportation, Incorporated +                                            182,300          3,782
                                                                                              -----------
  TOTAL AIR FREIGHT & COURIERS                                                                      3,782
                                                                                              -----------

BUILDING PRODUCTS - 0.63%
Simpson Manufacturing Company, Incorporated                                         88,300          3,170
Universal Fastener Products, Incorporated                                           42,500          1,663
York International Corporation                                                     226,100          8,212
                                                                                              -----------
  TOTAL BUILDING PRODUCTS                                                                          13,045
                                                                                              -----------

COMMERCIAL SERVICES & SUPPLIES  - 5.78%
Bowne & Company, Incorporated                                                      489,200          7,265
The Brinks Company                                                                 204,200          7,231
Casella Waste Systems, Incorporated +                                              133,400          1,898
Central Parking Corporation                                                        103,800          1,482
CSG Systems International, Incorporated +                                          114,400          2,073
Concord Communications, Incorporated +                                             201,800          2,082
Convergys Corporation +                                                            637,200          9,106
Deluxe Corporation                                                                 235,900          9,028
eFunds Corporation +                                                               161,900          3,610
John H. Harland Company                                                            112,500          4,095
IDEX Corporation                                                                   245,000          9,445
Kelly Services, Incorporated                                                       226,000          6,577
Labor Ready, Incorporated +                                                        176,700          2,799

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
Mac Gray Corporation +                                                              39,100            304
McGrath Rentcorp                                                                    62,700          2,694
NCO Group, Incorporated +                                                          157,391          3,585
PHH Corporation +                                                                   25,100            553
Pope & Talbot, Incorporated                                                        236,500          3,578
Spherion Corporation +                                                             643,200          5,017
Valassis Communications, Incorporated +                                            578,200         19,630
Waste Connections, Incorporated +                                                  210,800          6,632
Western Digital Corporation +                                                    1,009,900         10,877
                                                                                              -----------
  TOTAL COMMERCIAL SERVICES & SUPPLIES                                                            119,561
                                                                                              -----------

CONSTRUCTION & ENGINEERING - 0.76%
Chicago Bridge & Iron Company N.V. /\                                               88,800          3,357
Florida Rock Industries, Incorporated                                               51,400          3,210
Granite Construction, Incorporated                                                 119,900          2,985
M/I Homes, Incorporated                                                             76,600          4,351
URS Corporation +                                                                   62,100          1,752
                                                                                              -----------
  TOTAL CONSTRUCTION & ENGINEERING                                                                 15,655
                                                                                              -----------

ELECTRICAL EQUIPMENT - 0.82%
Brady Corporation                                                                  373,600         10,606
C&D Technologies, Incorporated                                                     186,500          2,833
Paxar Corporation +                                                                 77,000          1,836
Rayovac Corporation +                                                               43,000          1,616
                                                                                              -----------
  TOTAL ELECTRICAL EQUIPMENT                                                                       16,891
                                                                                              -----------

MACHINERY - 3.86%
AGCO Corporation +                                                                 550,580         11,303
Briggs and Stratton Corporation                                                    233,000          9,038
Circor International, Incorporated /\                                               77,000          1,759
Esterline Technologies Corporation +                                               159,300          4,781
Flowserve Corporation +                                                            358,100          8,935
GSI Lumonics, Incorporated +                                                       188,300          1,825
Harsco Corporation                                                                 163,300          8,915
Kaydon Corporation                                                                 326,400         10,128
Reliance Steel & Aluminum Company                                                   65,400          2,509
SPX Corporation                                                                    247,800         10,383
Terex Corporation +                                                                241,700         10,405
                                                                                              -----------
  TOTAL MACHINERY                                                                                  79,981
                                                                                              -----------

MARINE - 1.23%
Alexander & Baldwin, Incorporated                                                  216,900          9,977
Kirby Corporation +                                                                250,800         11,045
Overseas Shipholding Group, Incorporated                                            79,300          4,426
                                                                                              -----------
  TOTAL MARINE                                                                                     25,448
                                                                                              -----------

TRANSPORTATION - 0.48%
Celadon Group, Incorporated +                                                       92,300          2,198
Central Freight Lines, Incorporated +                                              263,400          1,651
Laidlaw International, Incorporated +                                              280,000          6,096
                                                                                              -----------
  TOTAL TRANSPORTATION                                                                              9,945
                                                                                              -----------
TOTAL INDUSTRIALS                                                                                 298,361
                                                                                              -----------

INFORMATION TECHNOLOGY - 7.90%
COMMUNICATIONS EQUIPMENT  - 1.14%

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
Anaren, Incorporated +/\                                                           200,200          2,396
C-COR, Incorporated +                                                              215,500          1,718
Comtech Telecommunications Corporation +                                            48,000          1,576
Digi International, Incorporated +                                                 213,900          3,185
MEMC Electronic Materials, Incorporated +                                          977,100         12,018
REMEC, Incorporated +                                                              371,500          2,638
                                                                                              -----------
  TOTAL COMMUNICATIONS EQUIPMENT                                                                   23,531
                                                                                              -----------

COMPUTERS & PERIPHERALS  - 0.48%
Electronics for Imaging, Incorporated +/\                                          158,900          2,701
Emulex Corporation +                                                               137,100          2,245
Komag, Incorporated +                                                              103,900          2,019
Maxtor Corporation +/\                                                             634,500          3,001
                                                                                              -----------
  TOTAL COMPUTERS & PERIPHERALS                                                                     9,966
                                                                                              -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.50%
Arrow Electronics, Incorporated +                                                  538,800         12,721
Avnet, Incorporated +                                                              545,200          9,770
Exar Corporation +                                                                 158,900          2,283
IKON Office Solutions, Incorporated                                                699,700          7,522
Littlefuse, Incorporated +                                                         176,200          5,608
Newport Corporation +                                                              187,200          2,434
Photon Dynamics, Incorporated +                                                     79,300          1,712
Sypris Solutions, Incorporated                                                      64,300            744
Teleflex, Incorporated                                                               5,400            274
Vishay Intertechnology, Incorporated +                                             661,600          8,647
                                                                                              -----------
  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                         51,715
                                                                                              -----------

INTERNET SOFTWARE & SERVICES - 0.26%
NIC, Inc +/\                                                                       407,600          1,967
United Online, Incorporated +                                                      314,000          3,385
                                                                                              -----------
  TOTAL INTERNET SOFTWARE & SERVICES                                                                5,352
                                                                                              -----------

IT CONSULTING & SERVICES - 1.48%
BearingPoint, Incorporated +                                                     1,459,300         11,514
Investment Technology Group, Incorporated +                                         45,100            898
ManTech International Corporation +                                                114,400          2,465
Perot Systems Corporation +/\                                                      224,800          3,316
Reynolds and Reynolds Company                                                      455,000         12,408
                                                                                              -----------
  TOTAL IT CONSULTING & SERVICES                                                                   30,601
                                                                                              -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.67%
Aeroflex Incorporated +                                                            172,400          1,658
Axcelis Technologies, Incorporated +                                               469,952          3,511
Cymer, Incorporated +/\                                                             87,600          2,323
Omnivision Technologies, Incorporated +                                            281,985          4,577
Silicon Storage Technology, Incorporated +                                         400,479          1,838
                                                                                              -----------
  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                                         13,907
                                                                                              -----------

SOFTWARE - 1.37%
Borland Software Corporation +/\                                                   340,300          2,920
Compuware Corporation +                                                            357,300          2,465
EPIQ Systems, Incorporated +                                                       130,600          1,908
Mentor Graphics Corporation +                                                      785,800         10,946
SafeNet, Incorporated +                                                            147,000          4,989

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
Sybase, Incorporated +                                                             262,600          5,113
                                                                                              -----------
  TOTAL SOFTWARE                                                                                   28,341
                                                                                              -----------
TOTAL INFORMATION TECHNOLOGY                                                                      163,413
                                                                                              -----------

MATERIALS - 6.47%
CHEMICALS - 3.30%
Agrium, Incorporated                                                               339,300          5,476
Balchem Corporation /\                                                              66,750          1,575
Cytec Industries, Incorporated                                                      25,600          1,306
FMC Corporation +                                                                   81,000          3,823
H.B. Fuller Company                                                                326,100          8,697
Hercules, Incorporated +                                                           700,500         10,164
Lubrizol Corporation                                                               372,600         13,425
PolyOne Corporation +                                                            1,195,600         10,342
RPM International, Incorporated                                                    480,100          8,464
Spartech Corporation                                                               124,600          2,893
Westlake Chemical Corporation /\                                                    71,700          2,251
                                                                                              -----------
  TOTAL CHEMICALS                                                                                  68,416
                                                                                              -----------

CONSTRUCTION MATERIALS - 0.53%
Insituform Technologies, Incorporated +                                            440,300          6,917
Lafarge North America, Incorporated                                                 76,600          4,155
                                                                                              -----------
  TOTAL CONSTRUCTION MATERIALS                                                                     11,072
                                                                                              -----------

CONTAINERS & PACKAGING - 0.45%
Longview Fibre Company                                                             523,200          8,125
Silgan Holdings, Incorporated                                                       19,479          1,164
                                                                                              -----------
  TOTAL CONTAINERS & PACKAGING                                                                      9,289
                                                                                              -----------

METALS & MINING - 1.66%
Arch Coal, Incorporated                                                             78,800          2,880
Century Aluminum Company +                                                         346,500          8,635
Compass Minerals International, Incorporated /\                                    103,100          2,265
Foundation Coal Holdings, Incorporated +                                           231,900          5,090
Massey Energy Company /\                                                            88,200          3,346
NN, Incorporated                                                                   159,700          1,952
Quanex Corporation                                                                  17,850            941
RTI International Metals, Incorporated +                                           129,200          3,152
Worthington Industries, Incorporated                                               294,400          6,029
                                                                                              -----------
  TOTAL METALS & MINING                                                                            34,290
                                                                                              -----------

PAPER & FOREST PRODUCTS - 0.53%
Chesapeake Corporation                                                             292,600          7,101
Potlatch Corporation                                                                86,200          3,967
                                                                                              -----------
  TOTAL PAPER & FOREST PRODUCTS                                                                    11,068
                                                                                              -----------
TOTAL MATERIALS                                                                                   134,135
                                                                                              -----------

TELECOMMUNICATION SERVICES - 0.13%
SureWest Communications                                                             68,200          1,653
USA Mobility, Incorporated +/\                                                      30,807          1,095
                                                                                              -----------
TOTAL TELECOMMUNICATION SERVICES                                                                    2,748
                                                                                              -----------

UTILITIES - 9.36%
ELECTRIC UTILITIES - 5.27%
Alliant Corporation                                                                331,000          9,103

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------

                                                                                   Shares          Value
                                                                                  --------        -------
                                                                                   (dollars in thousands)
Cleco Corporation                                                                  215,600          4,254
DPL Inc.                                                                           471,200         12,246
Duquesne Light Holdings, Incorporated                                              355,600          6,600
Great Plains Energy, Incorporated                                                  405,800         12,300
Hawaiian Electric Industries, Incorporated                                         304,400          8,861
IDACORP, Incorporated /\                                                            46,000          1,393
Northeast Utilities                                                                623,700         11,663
NSTAR                                                                              285,800         16,085
OGE Energy Corporation                                                             437,800         11,448
PNM Resources, Incorporated                                                        250,250          6,314
Sierra Pacific Resources Corporation +                                              17,300            170
WPS Resources Corporation                                                          169,800          8,677
                                                                                              -----------
  TOTAL ELECTRIC UTILITIES                                                                        109,114
                                                                                              -----------

GAS UTILITIES - 4.09%
AGL Resources, Incorporated                                                        353,300         12,242
Atmos Energy Corporation                                                           344,200          9,534
Energen Corporation                                                                 34,400          2,017
National Fuel Gas Company                                                          426,800         12,036
New Jersey Resources Corporation                                                   128,500          5,635
Nicor, Incorporated                                                                 30,800          1,137
ONEOK, Incorporated                                                                279,800          7,750
Peoples Energy Corporation                                                         175,200          7,504
Southern Union Company +                                                           301,665          7,035
South Jersey Industries, Incorporated                                               39,600          2,111
UGI Corporation                                                                    135,800          5,659
Vectren Corporation                                                                188,500          5,204
WGL Holdings, Incorporated                                                         225,200          6,837
                                                                                              -----------
  TOTAL GAS UTILITIES                                                                              84,701
                                                                                              -----------
TOTAL UTILITIES                                                                                   193,815
                                                                                              -----------
TOTAL COMMON STOCK                                                                              1,901,041
                                                                                              -----------
                                                                               Par Amount
                                                                              ------------
CORPORATE BONDS - 0.00%
TIMCO Aviation Services, Incorporated, 4.00%, Due 1/2/2007 *                   $        178    $        --
                                                                                              -----------
  TOTAL CORPORATE BONDS                                                                                --
                                                                                              -----------

SHORT-TERM INVESTMENTS - 22.06%
U.S. TREASURY BILLS - 0.62%                                                    Par Amount
                                                                              ------------
  1.60%, Due 12/9/2004 (Note A)                                               $     12,855         12,826
                                                                                              -----------
  TOTAL U.S. TREASURY BILLS                                                                        12,826
                                                                                              -----------

OTHER SHORT-TERM INVESTMENTS - 21.44% (Note B)                                   Shares
                                                                              ------------
American AAdvantage Money Market Select Fund                                   245,968,344        245,968
AMR Investments Enhanced Cash Business Trust                                   197,865,763        197,866
                                                                                              -----------
  TOTAL OTHER SHORT-TERM INVESTMENTS                                                              443,834
                                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS                                                                      456,660
                                                                                              -----------

TOTAL INVESTMENTS - 113.89% (COST $2,174,160) (NOTE C)                                          2,357,701
                                                                                              -----------

LIABILITIES, NET OF OTHER ASSETS - (13.89%)                                                      (287,534)
                                                                                              -----------

TOTAL NET ASSETS - 100%                                                                       $ 2,070,167
                                                                                              ===========

(A) At January 31, 2005, security held as collateral for open futures contracts.

AMERICAN AADVANTAGE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
--------------------------------------------------------------------------------


(B) The money market fund and the Fund are affiliated by having the same investment advisor.

(C) At January 31, 2005 the aggregate cost of investments for federal income tax purposes is $2,176,657 and the net unrealized appreciation of investments based on that cost is $181,044 which is comprised of $213,442 aggregate gross unrealized appreciation and $32,398 aggregate gross unrealized depreciation.

/\ - All or a portion of this security is on loan at January 31, 2005.

+  - Non-income producing security.

* - Valued at fair value pursuant to procedures approved by the Board of Trustees.

Schedule of Futures Contracts
(dollars in $000's)
                                                              Unrealized
                                                   Market     Appreciation/
                     Expiration    Contracts       Value      Depreciation
                     ----------    ---------    ----------    ------------
Russell 2000         March 2005    574          $179,475      $(1,006)
                                                --------------------------
Total                                           $179,475      $(1,006)
                                                ==========================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: April 1, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: April 1, 2005
      -------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: April 1, 2005
      -------------